                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288


Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2016


TAX EXEMPT LONG-TERM FUND SHARES
TAX EXEMPT LONG-TERM FUND ADVISER SHARES
TAX EXEMPT SHORT-TERM FUND SHARES
TAX EXEMPT SHORT-TERM FUND ADVISER SHARES
TAX EXEMPT INTERMEDIATE-TERM FUND SHARES
TAX EXEMPT INTERMEDIATE-TERM FUND ADVISER SHARES
TAX EXEMPT MONEY MARKET FUND
GLOBAL EQUITY INCOME FUND
GLOBAL EQUITY INCOME FUND INSTITUTIONAL SHARES
CALIFORNIA BOND FUND SHARES
CALIFORNIA BOND FUND ADVISER SHARES
CALIFORNIA MONEY MARKET FUND
NEW YORK BOND FUND SHARES
NEW YORK BOND FUND ADVISER SHARES
NEW YORK MONEY MARKET FUND
VIRGINIA BOND FUND SHARES
VIRGINIA BOND FUND ADVISER SHARES
VIRGINIA MONEY MARKET FUND
TARGET MANAGED ALLOCATION FUND


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48498-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD       Community College District
EDA       Economic Development Authority
EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDB       Industrial Development Board
IDC       Industrial Development Corp.
ISD       Independent School District
MTA       Metropolitan Transportation Authority
PRE       Pre-refunded to a date prior to maturity
USD       Unified School District

================================================================================

1  | USAA Tax Exempt Long-Term Fund

================================================================================

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank, A.G., or Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
June 30, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (94.2%)

              ALABAMA (1.3%)
$     4,245   Chatom IDB (INS)                                       5.00%        8/01/2037             $    4,825
     11,500   Lower Alabama Gas District                             5.00         9/01/2046                 16,073
      1,750   Montgomery Medical Clinic Board                        5.00         3/01/2036                  2,044
      7,000   Port Auth.                                             6.00        10/01/2035                  8,374
      2,000   Selma IDB                                              5.80         5/01/2034                  2,330
                                                                                                        ----------
                                                                                                            33,646
                                                                                                        ----------
              ARIZONA (2.4%)
      5,000   Apache County IDA                                      4.50         3/01/2030                  5,622
      5,000   Goodyear                                               5.63         7/01/2039                  5,872
      6,000   Health Facilities Auth.                                5.00         2/01/2042                  6,742
      7,000   Maricopa County                                        5.00         6/01/2035                  7,922
      1,600   Maricopa County IDA                                    5.00         7/01/2047                  1,783
      1,000   Phoenix Civic Improvement Corp. (INS)                  5.50         7/01/2029                  1,349
      1,500   Phoenix Civic Improvement Corp. (INS)                  5.50         7/01/2030                  2,044
      1,200   Phoenix IDA                                            5.00         7/01/2041                  1,360
      6,000   Phoenix IDA (a)                                        5.00         7/01/2044                  6,657
      3,000   Pima County IDA                                        4.00         9/01/2029                  3,339
      2,685   Pima County IDA                                        4.50         6/01/2030                  3,026
      3,000   Pima County IDA                                        5.25        10/01/2040                  3,393
      2,000   Yavapai County IDA                                     5.63         8/01/2033                  2,129
      7,500   Yavapai County IDA                                     5.63         8/01/2037                  7,969
                                                                                                        ----------
                                                                                                            59,207
                                                                                                        ----------
              ARKANSAS (0.1%)
      1,000   Dev. Finance Auth. (INS)                               4.97(b)      7/01/2028                    765
      1,165   Dev. Finance Auth. (INS)                               4.98(b)      7/01/2029                    865
      1,150   Dev. Finance Auth. (INS)                               4.99(b)      7/01/2030                    834
      2,500   Dev. Finance Auth. (INS)                               5.03(b)      7/01/2036                  1,311
                                                                                                        ----------
                                                                                                             3,775
                                                                                                        ----------
              CALIFORNIA (9.7%)
      1,000   Cerritos CCD                                           5.63(b)      8/01/2031                    659
      2,500   Cerritos CCD                                           5.67(b)      8/01/2032                  1,592
      2,175   Cerritos CCD                                           5.71(b)      8/01/2033                  1,335
      1,000   Cerritos CCD                                           5.76(b)      8/01/2034                    594
      1,500   Cerritos CCD                                           5.82(b)      8/01/2035                    857
      2,200   Cerritos CCD                                           5.88(b)      8/01/2036                  1,213
      8,500   Coachella Valley USD (INS)                             5.95(b)      8/01/2041                  3,753
      6,700   Corona-Norco USD (INS)                                 5.50         8/01/2039                  7,652
      3,000   El Camino CCD                                          5.08(b)      8/01/2034                  1,822
      3,000   El Camino CCD                                          5.24(b)      8/01/2038                  1,590
     10,000   El Monte Union High School District (INS)              5.75(b)      6/01/2042                  4,353
      2,500   Escondido Union High School District (INS)             5.00         6/01/2037                  2,833
      2,410   Golden State Tobacco Securitization (INS)              4.55         6/01/2022                  2,566
      5,000   Golden State Tobacco Securitization (INS)              4.60         6/01/2023                  5,328

================================================================================

3  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,000   Golden State Tobacco Securitization                    5.00%        6/01/2030             $    2,429
      5,000   Indio Redevelopment Agency                             5.25         8/15/2035                  5,425
     17,025   Inland Empire Tobacco Securitization Auth.             5.75         6/01/2026                 18,257
      2,000   Jurupa Public Finance Auth. (INS)                      5.00         9/01/2033                  2,280
      1,200   Los Alamitos USD, 5.95%, 8/01/2024                     5.95(c)      8/01/2034                  1,115
      4,500   Los Alamitos USD, 6.05%, 8/01/2024                     6.05(c)      8/01/2042                  4,112
      3,000   Monterey Peninsula USD (INS)                           5.50         8/01/2034                  3,630
     15,000   Palomar Pomerado Health                                5.13         8/01/2037                 15,619
      1,860   Paramount USD                                          6.82(b)      8/01/2034                  1,016
      2,000   Paramount USD                                          6.86(b)      8/01/2035                  1,060
      2,750   Paramount USD                                          6.88(b)      8/01/2036                  1,404
      2,750   Paramount USD                                          6.90(b)      8/01/2037                  1,361
      6,000   Pollution Control Financing Auth.                      5.00        11/21/2045                  6,209
      2,500   Public Works Board                                     5.00        12/01/2029                  3,006
      2,000   Public Works Board (PRE)                               5.00        10/01/2030                  2,421
      2,950   Public Works Board                                     5.00         6/01/2031                  3,587
      1,110   Public Works Board (PRE)                               5.00        10/01/2031                  1,344
      2,000   Public Works Board                                     5.00        12/01/2031                  2,399
      3,500   Public Works Board                                     5.00        10/01/2039                  4,298
      2,560   Sacramento City Schools Joint Powers
                Financing Auth. (INS)                                5.00         3/01/2036                  3,049
      2,000   Sacramento City Schools Joint Powers
                Financing Auth. (INS)                                5.00         3/01/2040                  2,376
      2,500   San Diego Public Facilities Financing Auth.            5.00        10/15/2044                  3,090
      4,365   San Francisco City and County Redevelopment
                Financing Auth. (INS) (PRE)                          4.88         8/01/2036                  4,382
      3,000   San Marcos Schools Financing Auth. (INS)               5.00         8/15/2040                  3,425
     13,605   San Ysidro School District (INS)                       5.58(b)      8/01/2036                  6,837
     14,285   San Ysidro School District (INS)                       5.64(b)      8/01/2037                  6,952
     15,000   Santa Ana USD (INS)                                    5.45(b)      4/01/2029                 10,436
      5,000   Southern California Public Power Auth.                 5.00         7/01/2040                  5,716
     24,700   State                                                  4.50         8/01/2030                 25,282
      5,000   State                                                  5.75         4/01/2031                  5,689
      6,000   State                                                  5.00        11/01/2032                  6,366
      5,000   State                                                  5.00        12/01/2032                  5,324
      8,000   State                                                  5.25         4/01/2035                  9,726
      6,750   State                                                  5.00         2/01/2038                  8,151
      8,885   Stockton USD (INS)                                     7.33(b)      8/01/2034                  4,914
      2,500   Victor Elementary School District (INS) (PRE)          5.13         8/01/2034                  2,843
      5,180   Washington Township Health Care Dist.                  5.25         7/01/2030                  5,826
      5,000   Washington Township Health Care Dist.                  5.50         7/01/2038                  5,622
                                                                                                        ----------
                                                                                                           243,125
                                                                                                        ----------
              COLORADO (2.2%)
      3,500   Denver Convention Center Hotel Auth. (INS)             4.75        12/01/2035                  3,526
     15,765   Denver Health and Hospital Auth.                       4.75        12/01/2034                 15,960
      2,000   E-470 Public Highway Auth.                             5.38         9/01/2026                  2,279
     10,000   E-470 Public Highway Auth. (INS)                       5.06(b)      9/01/2035                  4,570
      2,500   Educational and Cultural Facilities Auth.              5.25         4/01/2043                  2,923
      1,310   Health Facilities Auth.                                5.00         6/01/2029                  1,314
        865   Health Facilities Auth.                                5.25         6/01/2031                    867
      2,000   Health Facilities Auth.                                5.00         6/01/2035                  2,005
        720   Health Facilities Auth.                                5.25         6/01/2036                    722
      5,000   Health Facilities Auth.                                5.00        12/01/2042                  5,592
      6,000   Health Facilities Auth.                                5.00         6/01/2045                  6,915
      1,000   Park Creek Metropolitan District                       5.00        12/01/2045                  1,184
      5,000   Regional Transportation District                       5.00         6/01/2044                  5,862
      2,000   Vista Ridge Metropolitan District (INS)                5.00        12/01/2036                  2,011
                                                                                                        ----------
                                                                                                            55,730
                                                                                                        ----------
              CONNECTICUT (0.3%)
      2,500   Health and Educational Facilities Auth. (INS)          5.13         7/01/2030                  2,505
      2,000   Health and Educational Facilities Auth.                5.00         7/01/2035                  2,269

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    50,775   Mashantucket (Western) Pequot Tribe (d),(e)            6.90%(f)     7/01/2031             $    2,031
                                                                                                        ----------
                                                                                                             6,805
                                                                                                        ----------
              DELAWARE (0.2%)
      4,000   EDA                                                    5.40         2/01/2031                  4,549
                                                                                                        ----------
              DISTRICT OF COLUMBIA (2.2%)
      1,305   District of Columbia                                   5.00         7/01/2036                  1,469
      1,500   District of Columbia                                   5.00         7/01/2042                  1,701
      1,700   District of Columbia                                   6.00         7/01/2043                  2,016
      1,450   District of Columbia                                   6.00         7/01/2048                  1,710
      7,500   Metropolitan Washington Airports Auth.                 5.13        10/01/2034                  8,205
      5,000   Metropolitan Washington Airports Auth.                 5.00        10/01/2039                  5,746
     10,000   Metropolitan Washington Airports Auth.                 5.63        10/01/2039                 11,002
     10,000   Metropolitan Washington Airports Auth.                 5.00        10/01/2053                 11,268
     10,000   Washington Convention & Sports Auth.                   5.00        10/01/2040                 11,384
                                                                                                        ----------
                                                                                                            54,501
                                                                                                        ----------
              FLORIDA (10.2%)
      7,000   Atlantic Beach Health Care Facilities Auth.            5.63        11/15/2043                  8,240
      2,000   Brevard County Health Facilities Auth. (PRE)           7.00         4/01/2039                  2,342
     20,000   Brevard County School Board (INS) (PRE)                5.00         7/01/2032                 20,888
      1,500   Broward County (PRE)                                   5.25        10/01/2034                  1,653
        350   Broward County School Board (INS) (PRE)                5.25         7/01/2027                    396
     10,000   Broward County School Board (INS) (PRE)                5.00         7/01/2032                 10,447
      2,000   Clearwater                                             5.25        12/01/2039                  2,258
      5,675   Department of Children and Family Services             5.00        10/01/2025                  5,697
      1,500   Escambia County                                        6.25        11/01/2033                  1,749
      1,000   Escambia County Housing Finance Auth. (INS)            5.75         6/01/2031                  1,126
      3,950   Gainesville                                            5.25        10/01/2034                  4,599
      3,000   Halifax Hospital Medical Center                        5.00         6/01/2046                  3,553
      1,000   Hialeah Gardens Health Care Facilities Auth.
                (LOC - SunTrust Bank) (PRE)                          5.00         8/15/2037                  1,049
        600   Higher Educational Facility Auth.                      5.00         4/01/2032                    690
      1,500   Higher Educational Facility Auth.                      5.25         4/01/2042                  1,733
      2,270   Jacksonville                                           5.00        10/01/2029                  2,686
        500   Lakeland Educational Facility                          5.00         9/01/2037                    575
      1,000   Lakeland Educational Facility                          5.00         9/01/2042                  1,149
      4,000   Lee County IDA                                         5.75        10/01/2042                  4,413
      5,000   Lee County IDA                                         5.50        10/01/2047                  5,469
      1,500   Miami (INS)                                            5.00        10/01/2034                  1,666
     13,125   Miami (INS)                                            5.25         7/01/2035                 14,769
      4,000   Miami (INS)                                            5.25         7/01/2039                  4,501
      2,000   Miami Beach                                            5.00         9/01/2040                  2,273
      6,875   Miami-Dade County                                      5.00        10/01/2029                  7,940
      3,950   Miami-Dade County                                      5.00        10/01/2034                  4,550
     23,205   Miami-Dade County                                      5.38        10/01/2035                 26,836
      5,000   Miami-Dade County                                      5.00         7/01/2039                  5,921
      5,000   Miami-Dade County                                      5.00         7/01/2040                  5,706
      1,750   Miami-Dade County                                      5.00        10/01/2043                  2,043
      5,000   Miami-Dade County School Board (INS) (PRE)             5.25         2/01/2027                  5,579
      5,000   Miami-Dade County School Board (INS) (PRE)             5.00         5/01/2033                  5,399
      2,500   Municipal Loan Council (INS)                           5.25        10/01/2033                  2,951
      5,000   Orange County (INS)                                    5.00        10/01/2031                  5,058
      3,000   Orange County Health Facilities Auth. (PRE)            5.25        10/01/2035                  3,305
      1,500   Orange County Health Facilities Auth.                  4.00        10/01/2045                  1,639
     12,170   Orange County School Board (INS) (PRE)                 5.00         8/01/2031                 12,217
      5,000   Orange County School Board (INS) (PRE)                 5.00         8/01/2032                  5,236
     10,000   Orange County School Board (INS) (PRE)                 5.50         8/01/2034                 11,445
      2,000   Orlando-Orange County Expressway Auth.                 5.00         7/01/2035                  2,269
      6,000   Orlando-Orange County Expressway Auth.                 5.00         7/01/2035                  6,807
     10,000   Palm Beach County (g)                                  5.00        10/01/2031                 11,824
      1,000   Pinellas County Educational Facilities Auth.           5.00        10/01/2027                  1,150

================================================================================

5  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Pinellas County Educational Facilities Auth.           5.25%       10/01/2030             $    1,157
      3,650   Pinellas County Educational Facilities Auth. (g)       6.00        10/01/2041                  4,328
      4,000   Port St. Lucie Utility System (INS)                    4.64(b)      9/01/2032                  1,911
      4,000   Port St. Lucie Utility System (INS)                    4.65(b)      9/01/2033                  1,823
      1,000   Sarasota County Public Hospital District               5.63         7/01/2039                  1,121
      3,000   St. Petersburg Health Facilities Auth. (PRE)           6.50        11/15/2039                  3,565
      2,200   Tampa Housing Auth.                                    4.85         7/01/2036                  2,205
      3,050   Tampa-Hillsborough County Expressway Auth.             5.00         7/01/2042                  3,567
      2,350   Volusia County Educational Facilities Auth.
                (INS) (g)                                            5.00        10/15/2029                  2,741
      2,000   Volusia County Educational Facilities Auth.            5.00        10/15/2045                  2,351
                                                                                                        ----------
                                                                                                           256,565
                                                                                                        ----------
              GEORGIA (1.5%)
      3,500   Atlanta Airport                                        5.00         1/01/2035                  3,939
     10,000   Burke County Dev. Auth.                                7.00         1/01/2023                 10,866
      4,000   Dahlonega Downtown Dev. Auth. (INS)                    5.00         7/01/2040                  4,538
      3,600   Glynn-Brunswick Memorial Hospital Auth.
                (PRE)                                                5.63         8/01/2034                  3,970
        400   Glynn-Brunswick Memorial Hospital Auth.                5.63         8/01/2034                    436
      1,600   Private Colleges & Universities Auth.                  5.00        10/01/2032                  1,839
     10,000   Savannah EDA                                           6.15         3/01/2017                 10,297
      1,000   Thomasville Hospital Auth.                             5.25        11/01/2035                  1,157
      1,250   Thomasville Hospital Auth.                             5.38        11/01/2040                  1,452
                                                                                                        ----------
                                                                                                            38,494
                                                                                                        ----------
              HAWAII (0.3%)
      6,000   Department of Budget and Finance                       6.50         7/01/2039                  6,850
                                                                                                        ----------
              IDAHO (0.1%)
      1,500   Health Facilities Auth. (INS)                          5.00         7/01/2035                  1,681
                                                                                                        ----------
              ILLINOIS (11.4%)
        520   Chicago (INS)                                          5.25         1/01/2029                    522
      4,020   Chicago                                                6.75        12/01/2032                  4,039
      3,000   Chicago                                                5.00         1/01/2039                  3,472
      4,000   Chicago                                                5.00         1/01/2044                  4,540
      3,000   Chicago                                                5.00        11/01/2044                  3,473
      6,000   Chicago-Midway Airport                                 5.00         1/01/2046                  7,217
      5,000   Chicago-O'Hare International Airport                   5.75         1/01/2039                  5,881
      5,000   Chicago-O'Hare International Airport                   5.75         1/01/2043                  6,030
      2,000   Finance Auth.                                          5.00         4/01/2026                  2,001
      5,000   Finance Auth.                                          5.50         8/15/2028                  5,461
      2,500   Finance Auth. (INS) (PRE)                              5.75        11/01/2028                  2,796
     14,000   Finance Auth.                                          3.90         3/01/2030                 15,429
      5,000   Finance Auth. (PRE)                                    7.25        11/01/2030                  5,767
      4,500   Finance Auth.                                          5.00         4/01/2031                  4,502
      7,065   Finance Auth.                                          5.50         4/01/2032                  7,172
      8,000   Finance Auth.                                          6.00        10/01/2032                  9,657
     13,275   Finance Auth.                                          4.50        11/15/2032                 13,464
      6,000   Finance Auth.                                          4.00         2/01/2033                  6,509
      5,000   Finance Auth. (PRE)                                    5.75        10/01/2035                  5,567
      7,000   Finance Auth.                                          5.00         4/01/2036                  7,001
      5,000   Finance Auth.                                          4.00         7/01/2038                  5,414
     20,000   Finance Auth.                                          5.38         8/15/2039                 21,641
      1,205   Finance Auth.                                          5.25        10/01/2039                  1,299
      5,000   Finance Auth.                                          6.00         7/01/2043                  6,185
      2,000   Finance Auth.                                          5.00         8/15/2044                  2,328
      4,500   Finance Auth.                                          4.00        12/01/2046                  4,845
      2,500   Housing Dev. Auth.                                     4.85         1/01/2037                  2,503
        935   Metropolitan Pier and Expositon Auth. (INS)
                (PRE)                                                5.50         6/15/2020                    988

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     4,065   Metropolitan Pier and Expositon Auth. (INS)            5.50%        6/15/2020             $    4,284
        770   Metropolitan Pier and Expositon Auth. (INS)
                (PRE)                                                5.55         6/15/2021                    814
      1,730   Metropolitan Pier and Expositon Auth. (INS)            5.55         6/15/2021                  1,823
     10,000   Railsplitter Tobacco Settlement Auth.                  5.50         6/01/2023                 11,821
     23,980   Regional Transportation Auth. (INS)                    5.75         6/01/2020                 28,352
     37,550   Regional Transportation Auth. (INS)                    6.50         7/01/2030                 53,767
      3,000   Springfield (INS)                                      5.00         3/01/2040                  3,576
      2,000   Springfield Metro Sanitary District                    5.75         1/01/2053                  2,478
      8,000   State (INS)                                            5.00         4/01/2029                  9,086
      1,000   Univ. of Illinois (g)                                  5.13         4/01/2036                  1,140
      1,467   Village of Montgomery Kane and Kendall
                Counties (INS)                                       4.70         3/01/2030                  1,469
      1,487   Village of Round Lake (INS)                            4.70         3/01/2033                  1,524
                                                                                                        ----------
                                                                                                           285,837
                                                                                                        ----------
              INDIANA (1.9%)
      5,540   Evansville Redevelopment Auth. (INS) (h)               4.00         2/01/2038                  6,022
      3,605   Evansville Redevelopment Auth. (INS) (h)               4.00         2/01/2039                  3,929
      3,440   Finance Auth.                                          5.00        10/01/2033                  3,574
      5,000   Finance Auth.                                          5.00         6/01/2039                  5,345
      1,495   Finance Auth.                                          5.00         2/01/2040                  1,714
      4,000   Finance Auth.                                          5.00        10/01/2044                  4,632
      6,000   Indianapolis (INS)                                     5.50         1/01/2038                  6,723
      7,000   Richmond Hospital Auth.                                5.00         1/01/2039                  8,307
      7,500   Rockport (INS)                                         4.63         6/01/2025                  7,714
                                                                                                        ----------
                                                                                                            47,960
                                                                                                        ----------
              IOWA (0.4%)
      5,000   Finance Auth. (INS)                                    4.75        12/01/2031                  5,061
      5,000   Finance Auth. (INS)                                    5.00        12/01/2039                  5,061
                                                                                                        ----------
                                                                                                            10,122
                                                                                                        ----------
              KANSAS (0.2%)
      2,500   Coffeyville (INS) (a)                                  5.00         6/01/2042                  2,803
         45   Wyandotte County                                       6.07(b)      6/01/2021                     34
      2,000   Wyandotte County/Kansas City                           5.00         9/01/2045                  2,404
                                                                                                        ----------
                                                                                                             5,241
                                                                                                        ----------
              KENTUCKY (0.5%)
      1,000   Economic Dev. Finance Auth. (INS)                      6.00        12/01/2033                  1,080
      4,000   Economic Dev. Finance Auth. (INS)                      6.00        12/01/2038                  4,311
      1,100   Municipal Power Agency (INS) (PRE)                     5.00         9/01/2037                  1,156
      3,900   Municipal Power Agency (INS) (PRE)                     5.00         9/01/2037                  4,099
      2,000   Owen County                                            6.25         6/01/2039                  2,251
                                                                                                        ----------
                                                                                                            12,897
                                                                                                        ----------
              LOUISIANA (2.0%)
      2,500   Lafayette Public Trust Financing Auth. (INS)           5.50        10/01/2035                  2,885
      3,750   Local Government Environmental Facilities and
                Community Dev. Auth.                                 6.50         8/01/2029                  4,477
     25,000   Parish of St. John the Baptist                         5.13         6/01/2037                 25,635
      1,250   Public Facilities Auth.                                4.00         5/15/2041                  1,361
      6,000   Public Facilities Auth.                                5.00        11/01/2045                  7,091
      5,000   Public Facilities Auth. (INS)                          5.25         6/01/2051                  5,956
      1,000   Shreveport                                             5.00        12/01/2040                  1,203
      1,500   Tobacco Settlement Financing Corp.                     5.25         5/15/2035                  1,732
                                                                                                        ----------
                                                                                                            50,340
                                                                                                        ----------

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              MAINE (0.4%)
$     9,000   Maine Health and Higher Education Facilities
                Auth. (h)                                            4.00%        7/01/2046             $    9,403
                                                                                                        ----------
              MARYLAND (0.6%)
      2,500   EDC                                                    6.20         9/01/2022                  2,843
      5,000   Health and Higher Educational Facilities Auth. (PRE)   5.75         1/01/2033                  5,387
      6,000   Health and Higher Educational Facilities Auth. (PRE)   5.75         1/01/2038                  6,465
                                                                                                        ----------
                                                                                                            14,695
                                                                                                        ----------
              MASSACHUSETTS (1.4%)
      1,000   Dev. Finance Agency                                    5.00         4/15/2040                  1,140
      3,000   Dev. Finance Agency                                    5.00         7/01/2044                  3,531
      4,000   Dev. Finance Agency                                    5.50         7/01/2044                  4,613
      1,000   Dev. Finance Agency                                    5.00         7/01/2046                  1,209
      3,370   Dev. Finance Agency                                    4.00        10/01/2046                  3,571
     10,000   Health and Educational Facilities Auth.                6.25         7/01/2030                 11,450
      3,500   Health and Educational Facilities Auth.                5.00         7/15/2032                  3,638
        500   Health and Educational Facilities Auth.                5.00         7/15/2037                    519
      5,000   School Building Auth. (INS) (PRE)                      4.75         8/15/2032                  5,232
                                                                                                        ----------
                                                                                                            34,903
                                                                                                        ----------

              MICHIGAN (1.7%)
     25,220   Building Auth. (INS) (PRE)                             5.01(b)     10/15/2030                 12,596
     34,175   Building Auth. (INS)                                   5.01(b)     10/15/2030                 17,014
      4,500   Lansing Board of Water & Light                         5.00         7/01/2037                  5,225
      4,000   Livonia Public Schools School District (INS)           5.00         5/01/2045                  4,813
      3,000   Strategic Fund                                         5.63         7/01/2020                  3,499
                                                                                                        ----------
                                                                                                            43,147
                                                                                                        ----------
              MINNESOTA (0.4%)
      4,000   Chippewa County                                        5.50         3/01/2037                  4,069
      2,500   Higher Education Facilities Auth.                      5.00        10/01/2039                  2,794
      3,000   St. Louis Park (PRE)                                   5.75         7/01/2030                  3,307
                                                                                                        ----------
                                                                                                            10,170
                                                                                                        ----------
              MISSISSIPPI (0.2%)
      1,000   Hospital Equipment and Facilities Auth.                5.25        12/01/2026                  1,013
      3,000   Warren County                                          5.38        12/01/2035                  3,388
                                                                                                        ----------
                                                                                                             4,401
                                                                                                        ----------
              MISSOURI (1.9%)
      2,745   Cape Girardeau County Health Care Facilities IDA       6.00         3/01/2033                  3,027
     20,000   Cape Girardeau County IDA                              5.00         6/01/2036                 20,019
      1,000   Cape Girardeau County IDA                              5.75         6/01/2039                  1,125
      8,000   Cass County                                            5.63         5/01/2038                  8,081
      6,000   Health and Educational Facilities Auth. (PRE)          5.50        11/15/2033                  6,688
      1,500   Health and Educational Facilities Auth.                5.50        11/15/2033                  1,653
      5,000   St. Louis County IDA                                   5.88         9/01/2043                  5,944
      2,110   Stoddard County IDA                                    6.00         3/01/2037                  2,302
                                                                                                        ----------
                                                                                                            48,839
                                                                                                        ----------
              MONTANA (0.7%)
      6,500   Forsyth (INS)                                          4.65         8/01/2023                  6,524
      4,000   Forsyth                                                3.90         3/01/2031                  4,352

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   Forsyth                                                5.00%        5/01/2033             $    5,717
                                                                                                        ----------
                                                                                                            16,593
                                                                                                        ----------
              NEBRASKA (0.3%)
        975   Douglas County Hospital Auth. (PRE)                    6.13         8/15/2031                  1,036
      1,275   Douglas County Hospital Auth.                          6.13         8/15/2031                  1,349
      3,400   Douglas County Hospital Auth.                          5.00        11/01/2048                  4,025
                                                                                                        ----------
                                                                                                             6,410
                                                                                                        ----------
              NEVADA (1.8%)
      4,000   Clark County (INS)                                     5.00         7/01/2026                  4,467
     11,000   Clark County                                           5.13         7/01/2034                 12,356
      5,000   Clark County (INS)                                     5.25         7/01/2039                  5,634
     12,410   Clark County EDC                                       5.00         5/15/2029                 12,624
     10,420   Truckee Meadows Water Auth. (INS)                      4.88         7/01/2034                 10,421
                                                                                                        ----------
                                                                                                            45,502
                                                                                                        ----------
              NEW JERSEY (2.3%)
      6,000   EDA                                                    5.00         9/01/2024                  6,562
      2,000   EDA                                                    5.00         6/15/2028                  2,226
     10,000   EDA                                                    5.00         6/15/2040                 11,144
      3,000   EDA                                                    5.25         6/15/2040                  3,438
     11,455   Health Care Facilities Financing Auth.                 5.00         7/01/2029                 11,734
     15,000   Health Care Facilities Financing Auth.                 5.63         7/01/2032                 17,904
      1,250   Health Care Facilities Financing Auth. (INS)           5.00         7/01/2046                  1,482
      2,000   Transportation Trust Fund Auth.                        5.25         6/15/2041                  2,292
                                                                                                        ----------
                                                                                                            56,782
                                                                                                        ----------
              NEW MEXICO (1.6%)
     32,380   Farmington                                             4.88         4/01/2033                 33,303
      5,000   Farmington                                             5.90         6/01/2040                  5,720
                                                                                                        ----------
                                                                                                            39,023
                                                                                                        ----------
              NEW YORK (2.9%)
      2,040   Buffalo and Erie County Industrial Land Dev. Corp.     5.38        10/01/2041                  2,368
         10   Dormitory Auth. (ETM)                                  6.00         8/15/2016                     10
      2,965   Dormitory Auth.                                        6.00         8/15/2016                  2,982
      1,650   Dormitory Auth. (PRE)                                  5.25         7/01/2024                  1,712
      2,250   Dormitory Auth.                                        5.25         7/01/2029                  2,474
     16,130   Liberty Dev. Corp.                                     5.25        10/01/2035                 21,777
      5,000   MTA                                                    3.55(b)     11/15/2032                  3,321
         60   New York City                                          5.88         8/01/2019                     60
      2,970   New York City (PRE)                                    5.13        12/01/2028                  3,154
      2,030   New York City                                          5.13        12/01/2028                  2,157
        220   New York City Municipal Water Finance Auth. (PRE)      5.00         6/15/2037                    239
      1,280   New York City Municipal Water Finance Auth.            5.00         6/15/2037                  1,384
      7,500   New York City Transitional Finance Auth.               5.00         1/15/2034                  7,995
      2,000   New York Thruway Auth.                                 5.00         1/01/2051                  2,430
      5,000   Triborough Bridge and Tunnel Auth.                     3.62(b)     11/15/2031                  3,402
     10,000   Triborough Bridge and Tunnel Auth.                     5.00        11/15/2031                 10,931
      3,000   Triborough Bridge and Tunnel Auth.                     3.66(b)     11/15/2032                  1,977
      2,500   Triborough Bridge and Tunnel Auth.                     3.70(b)     11/15/2032                  1,668
      2,000   Troy Capital Resource Corp.                            5.00         9/01/2030                  2,276
                                                                                                        ----------
                                                                                                            72,317
                                                                                                        ----------
              NORTH CAROLINA (1.1%)
     10,000   Capital Facilities Finance Agency                      4.63        11/01/2040                 11,222
      3,750   Charlotte-Mecklenburg Hospital Auth.                   5.25         1/15/2034                  4,126

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   Columbus County Industrial Facilities & Pollution
                Control Financing Auth.                              6.25%       11/01/2033             $    5,829
      5,250   Medical Care Commission                                5.00         7/01/2033                  5,462
                                                                                                        ----------
                                                                                                            26,639
                                                                                                        ----------
              NORTH DAKOTA (0.3%)
      4,685   Fargo                                                  6.25        11/01/2031                  5,824
      2,500   McLean County                                          4.88         7/01/2026                  2,763
                                                                                                        ----------
                                                                                                             8,587
                                                                                                        ----------
              OHIO (1.5%)
      6,000   Air Quality Dev. Auth.                                 5.70         8/01/2020                  6,644
     10,000   Buckeye Tobacco Settlement Financing Auth.             5.88         6/01/2030                 10,003
     10,000   Buckeye Tobacco Settlement Financing Auth.             5.75         6/01/2034                  9,867
      1,000   Cleveland (INS)                                        5.00         1/01/2031                  1,158
      4,640   Higher Education Facility Commission (INS)             5.00         5/01/2036                  4,648
      1,680   Lake County (PRE)                                      5.63         8/15/2029                  1,858
        320   Lake County                                            5.63         8/15/2029                    351
      2,000   Turnpike Commission                                    5.25         2/15/2033                  2,449
                                                                                                        ----------
                                                                                                            36,978
                                                                                                        ----------
              OKLAHOMA (0.6%)
      4,200   Comanche County Hospital Auth.                         5.00         7/01/2032                  4,531
      8,695   Norman Regional Hospital Auth.                         5.38         9/01/2036                  8,738
      2,675   Tulsa Industrial Auth. (PRE)                           5.00        10/01/2037                  2,706
                                                                                                        ----------
                                                                                                            15,975
                                                                                                        ----------
              OREGON (0.0%)
      1,155   Keizer                                                 5.20         6/01/2031                  1,236
                                                                                                        ----------
              PENNSYLVANIA (2.3%)
        750   Allegheny County Higher Education Building
                Auth. (PRE)                                          5.50         3/01/2031                    905
        730   Allegheny County IDA                                   5.13         9/01/2031                    732
      4,000   Allegheny County Sanitary Auth. (INS)                  5.00         6/01/2040                  4,596
      7,000   Economic Dev. Financing Auth.                          4.00        10/01/2023                  7,810
      1,870   Erie Parking Auth. (INS)                               5.13         9/01/2032                  2,095
      2,295   Erie Parking Auth. (INS)                               5.20         9/01/2035                  2,576
      1,970   Higher Educational Facilities Auth.                    5.25         7/15/2033                  2,312
      2,750   Higher Educational Facilities Auth.                    5.50         7/15/2038                  3,243
      4,000   Northampton County General Purpose Auth.(h)            4.00         8/15/2040                  4,282
      1,250   Turnpike Commission, 5.00%, 12/01/2018                 4.12(c)     12/01/2033                  1,408
      8,000   Turnpike Commission                                    5.00         6/01/2039                  9,592
     10,000   Turnpike Commission                                    5.25        12/01/2044                 11,917
      3,000   Turnpike Commission                                    5.00        12/01/2046                  3,540
      3,200   Washington County IDA                                  5.00        11/01/2036                  3,608
                                                                                                        ----------
                                                                                                            58,616
                                                                                                        ----------
              PUERTO RICO (0.1%)
      2,000   Industrial, Tourist, Educational, Medical,
                Environmental Control Facilities Financing Auth.     5.38         4/01/2042                  1,849
                                                                                                        ----------
              RHODE ISLAND (0.8%)
      5,700   EDC (INS)                                              5.00         7/01/2031                  5,713
     12,185   EDC (INS)                                              5.00         7/01/2036                 12,210
      2,000   Health and Educational Building Corp.                  6.00         9/01/2033                  2,336
        245   Housing and Mortgage Finance Corp.                     6.85        10/01/2024                    246
                                                                                                        ----------
                                                                                                            20,505
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA (0.8%)
$     2,250   Greenwood County                                       5.38%       10/01/2039             $    2,524
     10,000   Jobs EDA (INS)                                         4.60         4/01/2027                 10,032
      7,000   Public Service Auth.                                   5.25        12/01/2055                  8,560
                                                                                                        ----------
                                                                                                            21,116
                                                                                                        ----------
              SOUTH DAKOTA (0.4%)
        500   Educational Enhancement Funding Corp.                  5.00         6/01/2027                    585
      2,500   Health and Educational Facilities Auth.                5.25        11/01/2029                  2,815
      3,000   Health and Educational Facilities Auth.                5.25         7/01/2038                  3,210
      4,000   Health and Educational Facilities Auth.                5.00         7/01/2042                  4,556
                                                                                                        ----------
                                                                                                            11,166
                                                                                                        ----------
              TENNESSEE (1.4%)
      3,095   Jackson (PRE)                                          5.50         4/01/2033                  3,358
      1,145   Jackson                                                5.50         4/01/2033                  1,236
      3,000   Johnson City Health and Educational Facilities Board   5.50         7/01/2031                  3,000
      5,000   Johnson City Health and Educational Facilities Board   5.50         7/01/2036                  5,001
      2,000   Johnson City Health and Educational Facilities Board   5.00         8/15/2042                  2,260
      4,155   Knox County Health, Educational and Housing
                Facilities Board                                     5.02(b)      1/01/2036                  1,588
      4,000   Knox County Health, Educational and Housing
                Facilities Board                                     5.03(b)      1/01/2037                  1,452
      1,500   Metropolitan Government of Nashville and
                Davidson County Health and Educational
                Facilities Board                                     5.00        10/01/2045                  1,777
      4,000   Metropolitan Government of Nashville and
                Davidson County Health and Educational
                Facilities Board                                     5.00         7/01/2046                  4,835
     11,075   Sullivan County Health, Educational and
                Housing Facilities Board                             5.25         9/01/2036                 11,155
                                                                                                        ----------
                                                                                                            35,662
                                                                                                        ----------
              TEXAS (18.9%)
      3,000   Arlington Higher Education Finance Corp. (NBGA)        5.00         2/15/2046                  3,678
     19,500   Bell County Health Facilities Dev. Corp. (ETM)         6.50         7/01/2019                 21,161
      1,520   Bexar County Health Facilities Dev. Corp.              5.00         7/01/2033                  1,558
      1,795   Bexar County Health Facilities Dev. Corp.              5.00         7/01/2037                  1,838
      6,000   Central Texas Regional Mobility Auth. (PRE)(g)         5.75         1/01/2031                  7,265
      2,500   Central Texas Regional Mobility Auth.                  5.00         1/01/2042                  2,790
      3,500   Central Texas Regional Mobility Auth.                  5.00         1/01/2045                  4,180
      1,000   Clifton Higher Education Finance Corp.                 6.00         8/15/2033                  1,228
      4,250   Clifton Higher Education Finance Corp. (NBGA)          5.00         8/15/2039                  5,195
      2,750   Clifton Higher Education Finance Corp.                 6.00         8/15/2043                  3,376
      4,825   Cypress Fairbanks ISD (NBGA) (PRE)                     5.00         2/15/2035                  4,960
        175   Cypress Fairbanks ISD (NBGA)                           5.00         2/15/2035                    180
      4,000   Dallas/Fort Worth International Airport                5.00        11/01/2034                  4,622
     12,100   Denton ISD (NBGA)                                      5.16(b)      8/15/2028                  6,561
     13,885   Denton ISD (NBGA)                                      5.18(b)      8/15/2029                  7,137
     11,220   Denton ISD (NBGA)                                      5.20(b)      8/15/2030                  5,465
     15,645   Denton ISD (NBGA)                                      5.22(b)      8/15/2031                  7,218
      2,240   Eagle Mountain-Saginaw ISD (NBGA)                      4.50         8/15/2033                  2,251
      7,000   Ennis ISD (NBGA) (PRE)                                 4.70(b)      8/15/2034                  3,032
      2,155   Ennis ISD (NBGA)                                       4.70(b)      8/15/2034                    933
      7,000   Ennis ISD (NBGA) (PRE)                                 4.71(b)      8/15/2035                  2,889
      2,155   Ennis ISD (NBGA)                                       4.71(b)      8/15/2035                    889
      9,000   Fort Worth                                             6.00         3/01/2029                 10,241

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     8,085   Fort Worth (PRE)                                       6.25%        3/01/2033             $    9,255
      3,710   Guadalupe-Blanco River Auth. (INS)                     5.00         5/15/2039                  3,844
        795   Harlandale ISD (PRE)                                   4.75         8/15/2036                    799
      2,205   Harlandale ISD (PRE)                                   4.75         8/15/2036                  2,217
      3,625   Harris County (PRE)                                    4.75        10/01/2031                  3,665
      1,275   Harris County                                          4.75        10/01/2031                  1,288
      4,000   Harris County Cultural Education Facilities
                Finance Corp.                                        5.25        10/01/2029                  4,535
      6,100   Harris County Cultural Education Facilities
                Finance Corp.                                        5.00         6/01/2038                  6,845
      1,500   Harris County Health Facilities Dev. Corp. (PRE)       7.25        12/01/2035                  1,735
      7,000   Harris County IDC                                      5.00         2/01/2023                  7,808
      1,000   Hopkins County Hospital District                       5.75         2/15/2028                  1,042
      3,715   Houston                                                5.00         9/01/2040                  4,415
     12,500   Houston Airport System                                 5.50         7/01/2034                 13,669
     10,000   Houston Higher Education Finance Corp.                 5.00         9/01/2042                 11,495
     22,000   Houston ISD (NBGA) (PRE)                               5.00         2/15/2033                 22,613
      2,390   Irving                                                 5.00         8/15/2043                  2,558
     22,000   Judson ISD (NBGA)                                      4.50         2/01/2035                 22,478
      6,000   Karnes County Hospital District                        5.00         2/01/2044                  6,724
      1,900   Kerrville Health Facilities Dev. Corp.                 5.00         8/15/2035                  2,215
      3,000   Laredo CCD (INS)                                       5.25         8/01/2035                  3,471
      5,300   Matagorda County                                       6.30        11/01/2029                  6,064
      9,615   Matagorda County                                       4.00         6/01/2030                 10,601
      6,000   Matagorda County                                       4.00         6/01/2030                  6,615
        655   Midlothian Dev. Auth.                                  5.13        11/15/2026                    658
      6,000   New Hope Cultural Education Facilities Finance Corp.   5.00         7/01/2047                  6,751
      1,250   New Hope Cultural Education Facilities Finance Corp.   5.00         4/01/2048                  1,441
      5,000   North Fort Bend Water Auth.                            5.00        12/15/2036                  5,780
      2,630   North Texas Tollway Auth. (PRE)                        5.63         1/01/2028                  2,826
        370   North Texas Tollway Auth.                              5.63         1/01/2028                    392
      2,105   North Texas Tollway Auth. (PRE)                        5.63         1/01/2033                  2,262
      2,770   North Texas Tollway Auth. (PRE)                        5.63         1/01/2033                  2,977
        615   North Texas Tollway Auth.                              5.63         1/01/2033                    656
      1,845   North Texas Tollway Auth.                              5.63         1/01/2033                  1,967
      2,280   North Texas Tollway Auth. (PRE)                        5.63         1/01/2033                  2,450
     10,385   North Texas Tollway Auth. (PRE)                        5.63         1/01/2033                 11,160
     15,000   North Texas Tollway Auth. (PRE)                        5.75         1/01/2033                 16,148
      3,000   North Texas Tollway Auth.                              7.55(b)      9/01/2037                  1,388
      4,720   North Texas Tollway Auth. (PRE)                        5.75         1/01/2040                  5,081
      1,535   North Texas Tollway Auth.                              5.75         1/01/2040                  1,640
      6,245   North Texas Tollway Auth. (PRE)                        5.75         1/01/2040                  6,723
      5,000   North Texas Tollway Auth.                              5.00         1/01/2045                  6,020
      2,000   Red River Education Finance Corp.                      4.00         6/01/2041                  2,167
      1,000   San Leanna Education Facilities Corp.                  5.13         6/01/2026                  1,029
      1,815   San Leanna Education Facilities Corp.                  5.13         6/01/2027                  1,866
      6,025   San Leanna Education Facilities Corp.                  4.75         6/01/2032                  6,152
      2,395   San Leanna Education Facilities Corp. (PRE)            5.13         6/01/2036                  2,495
      1,080   State (PRE)                                            4.50         4/01/2033                  1,112
      3,740   State                                                  4.50         4/01/2033                  3,849
        180   State (PRE)                                            4.50         4/01/2033                    185
      6,315   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.63        11/15/2027                  6,529
      3,600   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.00        11/15/2036                  4,058
     14,895   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.13         5/15/2037                 14,931
      4,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.75        11/15/2037                  4,109
      4,500   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.00        11/15/2045                  5,072

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     7,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.00%       11/15/2046             $    8,417
      3,850   Transportation Commission                              5.00         8/15/2041                  4,518
      6,500   Transportation Commission                              5.00         8/15/2042                  7,672
     18,530   Turnpike Auth. (INS)                                   5.25(b)      8/15/2030                 12,330
     22,000   Tyler Health Facilities Dev. Corp.                     5.25        11/01/2032                 22,812
     10,000   Tyler Health Facilities Dev. Corp.                     5.00         7/01/2033                 10,277
      1,230   Tyler Health Facilities Dev. Corp.                     5.38        11/01/2037                  1,274
      1,000   Uptown Dev. Auth.                                      5.50         9/01/2029                  1,112
      6,360   West Harris County Regional Water Auth. (INS)
                (PRE)                                                4.70        12/15/2030                  6,483
      4,770   Wood County Central Hospital District                  6.00        11/01/2041                  5,556
                                                                                                        ----------
                                                                                                           474,923
                                                                                                        ----------
              VIRGINIA (1.5%)
      5,000   Alexandria IDA                                         5.00        10/01/2050                  5,902
     11,280   College Building Auth.                                 5.00         6/01/2026                 11,287
      5,000   College Building Auth.                                 5.00         6/01/2029                  5,002
      1,437   Farms of New Kent Community Dev. Auth.(d),(i)          5.13         3/01/2036                    359
      8,665   Farms of New Kent Community Dev. Auth.(d),(i)          5.45         3/01/2036                  2,167
      2,000   Farms of New Kent Community Dev. Auth.(d),(i)          5.80         3/01/2036                    500
      3,749   Lewistown Commerce Center Community Dev. Auth.         6.05         3/01/2044                  3,684
      1,808   Lewistown Commerce Center Community Dev. Auth.         6.05         3/01/2044                  1,850
      5,847   Lewistown Commerce Center Community Dev. Auth.(d)      6.05         3/01/2054                    862
      5,000   Small Business Financing Auth.                         5.25         9/01/2037                  5,198
      1,588   Watkins Centre Community Dev. Auth.                    5.40         3/01/2020                  1,592
                                                                                                        ----------
                                                                                                            38,403
                                                                                                        ----------
              WASHINGTON (0.1%)
      2,500   Health Care Facilities Auth. (INS) (PRE)               6.00         8/15/2039                  2,908
                                                                                                        ----------
              WEST VIRGINIA (0.1%)
      2,000   EDA                                                    5.38        12/01/2038                  2,282
                                                                                                        ----------
              WISCONSIN (0.7%)
      5,000   Health & Educational Facilities Auth.                  5.75        11/15/2030                  5,687
      2,500   Health & Educational Facilities Auth.                  5.38         8/15/2037                  2,826
      1,000   Health & Educational Facilities Auth.                  5.00         9/15/2045                  1,112
      7,800   Kaukauna (INS)                                         5.00        12/15/2035                  9,253
                                                                                                        ----------
                                                                                                            18,878
                                                                                                        ----------
              WYOMING (0.5%)
      2,360   Municipal Power Agency                                 5.50         1/01/2033                  2,515
      2,300   Municipal Power Agency                                 5.50         1/01/2038                  2,451
      6,000   Sweetwater County                                      5.25         7/15/2026                  6,770
                                                                                                        ----------
                                                                                                            11,736
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $2,182,006)                                            2,366,969
                                                                                                        ----------
              PUT BONDS (0.7%)

              ARIZONA (0.2%)
      5,000   Health Facilities Auth.                                2.26(j)      2/01/2048                  5,081
                                                                                                        ----------

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FLORIDA (0.2%)
$     4,000   Putnam County Dev. Auth. (INS)                         5.35%        3/15/2042             $    4,306
                                                                                                        ----------
              LOUISIANA (0.3%)
      6,750   St. Charles Parish                                     4.00        12/01/2040                  7,475
                                                                                                        ----------
              Total Put Bonds (cost: $15,750)                                                               16,862
                                                                                                        ----------
              ADJUSTABLE-RATE NOTES (0.7%)

              NEW JERSEY (0.7%)
     20,000   EDA (cost: $20,000)                                    2.01         3/01/2028                 17,944
                                                                                                        ----------

              VARIABLE-RATE DEMAND NOTES (4.2%)

              ALABAMA (0.3%)
      6,250   Eutaw IDB                                              0.69        12/01/2020                  6,250
                                                                                                        ----------

              CALIFORNIA (0.6%)
     10,120   Anaheim Public Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                        0.66         9/01/2030                 10,120
      4,000   State (LIQ) (LOC - Dexia Credit Local)(a)              0.59         8/01/2027                  4,000
                                                                                                        ----------
                                                                                                            14,120
                                                                                                        ----------
              COLORADO (0.7%)
     17,850   Health Facilities Auth. (LIQ) (LOC - Deutsche
                Bank A.G.)(a)                                        0.66         2/01/2041                 17,850
                                                                                                        ----------
              ILLINOIS (1.5%)
      7,500   Board of Education (INS) (LIQ)(a)                      0.82        12/01/2039                  7,500
      5,000   Chicago Board of Education (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                       0.93        12/01/2039                  5,000
     10,200   Chicago Park District (INS) (LIQ) (a)                  0.71         1/01/2022                 10,200
     13,330   State (LIQ) (LOC - Deutsche Bank A.G.)(a)              0.73         7/01/2031                 13,330
      2,600   State (LIQ) (LOC - Deutsche Bank A.G.)(a)              0.72         4/01/2037                  2,600
                                                                                                        ----------
                                                                                                            38,630
                                                                                                        ----------
              LOUISIANA (0.6%)
     15,895   St. James Parish                                       0.70        11/01/2040                 15,895
                                                                                                        ----------
              TEXAS (0.5%)
      2,770   Port of Port Arthur Navigation District                0.54        12/01/2039                  2,770
      3,640   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                 0.74         6/01/2031                  3,640
      6,915   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                 0.74         6/01/2038                  6,915
                                                                                                        ----------
                                                                                                            13,325
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $106,070)                                            106,070
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $2,323,826)                                                      $2,507,845
                                                                                                        ==========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

ASSETS                                         LEVEL 1              LEVEL 2         LEVEL 3                  TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                      $       --     $      2,363,943    $      3,026     $        2,366,969
Put Bonds                                           --               16,862              --                 16,862
Adjustable-Rate Notes                               --               17,944              --                 17,944
Variable-Rate Demand Notes                          --              106,070              --                106,070
------------------------------------------------------------------------------------------------------------------
Total                                       $       --     $      2,504,819    $      3,026     $        2,507,845
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

-----------------------------------------------------------------------------------------------------------
                                   RECONCILIATION OF LEVEL 3 INVESTMENTS
-----------------------------------------------------------------------------------------------------------

                                                                                     FIXED-RATE INSTRUMENTS
-----------------------------------------------------------------------------------------------------------
Balance as of March 31, 2016                                                                        $ 3,026
Purchases                                                                                                 -
Sales                                                                                                     -
Transfers into Level 3                                                                                    -
Transfers out of Level 3                                                                                  -
Net realized gain (loss) on investments                                                                   -
Change in net unrealized appreciation/(depreciation) of investments                                       -
-----------------------------------------------------------------------------------------------------------
Balance as of June 30, 2016                                                                         $ 3,026
-----------------------------------------------------------------------------------------------------------

For the period of April 1, 2016, through June 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

================================================================================

16  | USAA Tax Exempt Long-Term Fund

================================================================================

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value being derived based upon the use of inputs such as real property appraisals. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

================================================================================

17  | USAA Tax Exempt Long-Term Fund

================================================================================

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2016, were $230,363,000 and $46,344,000, respectively, resulting in net unrealized appreciation of $184,019,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,513,079,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2016, was $5,919,000, which represented 0.2% of the Fund's net assets.
(e) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(f)   Up to 6.05% of the 6.90% coupon may be PIK.
(g) At June 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h) At June 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $23,636,000, of which all were when-issued securities.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

(i) At June 30, 2016, the issuer was in default with respect to interest and/or principal payments.
(j) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2016.

================================================================================

19  | USAA Tax Exempt Long-Term Fund


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48496-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA       Economic Development Authority
EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
ISD       Independent School District
MTA       Metropolitan Transportation Authority
PRE       Pre-refunded to a date prior to maturity
USD       Unified School District

================================================================================

1  | USAA Tax Exempt Short-Term Fund

================================================================================

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank A.G., Dexia Credit Local, or JPMorgan Chase & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Georgia-Pacific LLC, Pennsylvania Public School Intercept Program, or Texas Permanent School Fund.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
June 30, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (52.6%)

              ARIZONA (0.1%)
$     1,000   Yavapai County IDA                                     5.00%        8/01/2019             $    1,084
      1,105   Yavapai County IDA                                     5.00         8/01/2020                  1,226
                                                                                                        ----------
                                                                                                             2,310
                                                                                                        ----------

              CALIFORNIA (2.1%)
        500   Anaheim Public Financing Auth.                         5.00         5/01/2022                    604
        250   Anaheim Public Financing Auth.                         5.00         5/01/2024                    314
      3,000   Golden State Tobacco Securitization Corp.              5.00         6/01/2017                  3,127
      1,125   Irvine                                                 5.00         9/02/2021                  1,348
      5,885   Irvine USD Community Facilities District (INS)         5.00         9/01/2016                  5,928
        500   Los Angeles County                                     5.00         3/01/2021                    591
      1,000   Los Angeles County                                     5.00         9/01/2021                  1,197
      2,000   Public Works Board                                     5.00         4/01/2019                  2,228
      2,700   Public Works Board                                     5.00        11/01/2019                  3,070
      1,000   Public Works Board                                     5.00         4/01/2020                  1,152
      1,500   Public Works Board                                     5.00         4/01/2021                  1,781
     15,000   State                                                  5.00        10/01/2017                 15,834
                                                                                                        ----------
                                                                                                            37,174
                                                                                                        ----------

              COLORADO (0.4%)
      1,475   Denver Health and Hospital Auth.                       5.00        12/01/2016                  1,500
        160   Health Facilities Auth. (ETM)                          5.00        11/15/2016                    163
      2,840   Health Facilities Auth. (ETM)                          5.00        11/15/2016                  2,888
      1,100   Health Facilities Auth.                                2.00        12/01/2016                  1,105
      1,250   Health Facilities Auth.                                4.00        12/01/2019                  1,345
                                                                                                        ----------
                                                                                                             7,001
                                                                                                        ----------

              CONNECTICUT (0.1%)
      2,235   West Haven (INS)                                       5.00         8/01/2020                  2,545
                                                                                                        ----------

              FLORIDA (3.4%)
      4,500   Gulf Breeze                                            3.10        12/01/2020                  4,859
      1,385   Higher Educational Facilities Financing Auth.          5.00         4/01/2021                  1,599
      3,500   Highlands County Health Facilities                     5.00        11/15/2016                  3,559
      1,235   Highlands County Health Facilities                     5.00        11/15/2016                  1,256
      1,000   Jacksonville                                           5.00        10/01/2019                  1,133
      4,580   Jacksonville                                           5.00        10/01/2020                  5,339
      1,165   Lee County IDA                                         3.75        10/01/2017                  1,194
      3,165   Lee County IDA                                         4.75        10/01/2022                  3,498
      1,775   Miami Beach Health Facilities Auth.                    5.00        11/15/2019                  1,995
      1,250   Miami Beach Health Facilities Auth.                    5.00        11/15/2020                  1,444
      7,500   Miami-Dade County IDA                                  3.75        12/01/2018                  8,002
      1,200   Orange County Health Facilities Auth.                  5.00        10/01/2016                  1,214
      2,820   Pinellas County Educational Facilities Auth.           4.00        10/01/2020                  3,110
      1,325   Southeast Overtown / Park West Community
                Redevelopment Agency (a)                             5.00         3/01/2020                  1,471

================================================================================

3  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Southeast Overtown / Park West Community
                Redevelopment Agency (a)                             5.00%        3/01/2023             $    1,163
     10,000   Sunshine State Governmental Financing
                Commission                                           5.00         9/01/2017                 10,497
      8,975   Sunshine State Governmental Financing
                Commission                                           5.00         9/01/2018                  9,777
                                                                                                        ----------
                                                                                                            61,110
                                                                                                        ----------
              GEORGIA (0.8%)
      3,000   Fulton County Dev. Auth. (ETM)                         4.00        11/15/2016                  3,040
      3,415   Private Colleges and Univ. Auth.                       5.00        10/01/2018                  3,711
      1,265   Private Colleges and Univ. Auth.                       5.00        10/01/2019                  1,419
      1,255   Private Colleges and Univ. Auth.                       5.00        10/01/2019                  1,407
      3,770   Private Colleges and Univ. Auth.                       5.00        10/01/2020                  4,331
                                                                                                        ----------
                                                                                                            13,908
                                                                                                        ----------
              GUAM (0.2%)
        860   Government Waterworks Auth.                            5.00         7/01/2020                    978
      1,000   Power Auth. (INS)                                      5.00        10/01/2019                  1,129
      1,500   Power Auth. (INS)                                      5.00        10/01/2020                  1,743
                                                                                                        ----------
                                                                                                             3,850
                                                                                                        ----------
              ILLINOIS (4.0%)
     20,000   Chicago (INS)                                          3.18(b)      1/01/2018                 19,200
      4,000   Chicago Water                                          5.00        11/01/2025                  4,887
      2,000   Chicago Water                                          5.00        11/01/2025                  2,444
      2,500   Chicago Water                                          4.00        11/01/2026                  2,834
      1,000   Chicago Water                                          5.00        11/01/2026                  1,232
      5,940   Finance Auth.                                          4.50         2/15/2017                  6,038
      1,000   Finance Auth.                                          5.00         7/01/2018                  1,074
      2,410   Finance Auth.                                          5.00         8/15/2018                  2,611
     14,360   Finance Auth.                                          5.00         2/15/2019                 15,107
      1,000   Finance Auth.                                          5.00         7/01/2019                  1,106
      1,420   Finance Auth.                                          5.00         7/01/2020                  1,614
      6,500   Railsplitter Tobacco Settlement Auth.                  5.00         6/01/2018                  6,990
      4,160   Railsplitter Tobacco Settlement Auth.                  5.25         6/01/2020                  4,798
      1,090   Railsplitter Tobacco Settlement Auth.                  5.25         6/01/2021                  1,289
                                                                                                        ----------
                                                                                                            71,224
                                                                                                        ----------
              INDIANA (2.0%)
      5,000   Finance Auth.                                          2.95        10/01/2022                  5,370
     20,000   Jasper County (INS)                                    5.60        11/01/2016                 20,319
     10,000   Whiting Environmental Facilities                       5.00         7/01/2017                 10,392
                                                                                                        ----------
                                                                                                            36,081
                                                                                                        ----------
              LOUISIANA (0.3%)
      5,000   Tobacco Settlement Financing Corp.                     5.00         5/15/2022                  5,885
                                                                                                        ----------
              MASSACHUSETTS (0.3%)
        835   Dev. Finance Agency                                    5.00         1/01/2017                    853
      1,065   Dev. Finance Agency                                    5.00         1/01/2018                  1,130
      1,395   Dev. Finance Agency                                    5.00         1/01/2019                  1,533
      2,015   Health and Educational Facilities Auth.                5.00         7/01/2016                  2,015
                                                                                                        ----------
                                                                                                             5,531
                                                                                                        ----------
              MICHIGAN (0.3%)
      2,165   Grand Traverse County Hospital Finance Auth.           5.00         7/01/2018                  2,338

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,625   Grand Traverse County Hospital Finance Auth. (c)       5.00%        7/01/2019             $    2,929
                                                                                                        ----------
                                                                                                             5,267
                                                                                                        ----------
              MINNESOTA (0.2%)
        325   St. Paul Housing and Redevelopment Auth.
                (PRE)                                                5.25         5/15/2017                    331
      1,250   St. Paul Housing and Redevelopment Auth.               5.00        11/15/2020                  1,430
      1,575   St. Paul Housing and Redevelopment Auth.               5.00        11/15/2021                  1,843
                                                                                                        ----------
                                                                                                             3,604
                                                                                                        ----------
              MISSISSIPPI (0.8%)
      2,000   Hospital Equipment and Facilities Auth.                5.00         8/15/2016                  2,010
     10,000   Hospital Equipment and Facilities Auth.                5.00         9/01/2024                 12,176
                                                                                                        ----------
                                                                                                            14,186
                                                                                                        ----------
              MISSOURI (0.4%)
      1,000   Cape Girardeau County IDA                              5.00         6/01/2017                  1,005
      5,000   Sikeston Electric System Revenue (INS)                 5.00         6/01/2020                  5,692
                                                                                                        ----------
                                                                                                             6,697
                                                                                                        ----------
              NEW JERSEY (8.9%)
     10,378   Belleville Township                                    2.00         5/26/2017                 10,477
      1,000   Building Auth.                                         3.00         6/15/2023                  1,008
      4,000   Building Auth.                                         5.00         6/15/2024                  4,547
      1,000   Casino Reinvestment Dev. Auth. (INS)                   5.00        11/01/2024                  1,184
      7,300   EDA (ETM)                                              5.25         9/01/2019                  8,309
      2,700   EDA                                                    5.25         9/01/2019                  2,962
      5,000   EDA                                                    5.00         6/15/2020                  5,535
      7,000   EDA                                                    5.00         6/15/2021                  7,889
     20,000   EDA                                                    5.00         6/15/2022                 22,469
      5,055   Health Care Facilities Financing Auth.                 4.00        11/15/2016                  5,119
      2,000   Health Care Facilities Financing Auth.                 5.00         7/01/2018                  2,162
      2,000   Health Care Facilities Financing Auth.                 5.00         7/01/2019                  2,235
      2,000   Health Care Facilities Financing Auth.                 5.00         7/01/2020                  2,302
     10,000   Kearny                                                 2.00         2/15/2017                 10,023
     15,000   Kearny Board of Education                              2.00        10/07/2016                 15,037
      3,842   Lambertville                                           2.00         3/23/2017                  3,872
      6,500   Newark                                                 2.50         2/15/2017                  6,538
      5,740   Ocean Township                                         2.00         2/24/2017                  5,776
      3,014   Southampton Board of Education (d)                     2.00         7/05/2017                  3,014
      5,000   Transportation Trust Fund Auth. (INS)                  5.25        12/15/2020                  5,687
      3,160   Transportation Trust Fund Auth. (INS)                  5.50        12/15/2020                  3,612
      1,500   Transportation Trust Fund Auth.                        5.00         6/15/2022                  1,688
      3,835   Transportation Trust Fund Auth.                        5.00         6/15/2023                  4,345
     13,956   Wall Township                                          2.00         6/30/2017                 14,098
      7,600   Willingboro Township School District                   2.00        12/22/2016                  7,600
                                                                                                        ----------
                                                                                                           157,488
                                                                                                        ----------
              NEW YORK (20.3%)
      7,647   Amsterdam                                              2.38         8/04/2016                  7,649
     11,574   Auburn                                                 1.50         5/27/2017                 11,639
      6,130   Auburn (d)                                             2.00         7/06/2017                  6,190
     10,000   Broome County                                          2.00         5/05/2017                 10,106
      8,468   Colonie                                                2.00         3/17/2017                  8,529
      5,000   Copiague Union Free School District                    2.00         3/31/2017                  5,040
      2,847   Corning Town                                           2.00         8/17/2016                  2,851
      3,295   Dormitory Auth. (ETM)                                  5.00         7/01/2016                  3,295
      2,000   Dormitory Auth.                                        5.00         7/01/2016                  2,000
      2,360   East Bloomfield Fire District                          1.50         8/11/2016                  2,361
     15,000   Enlarged Ogdensburg City School District               2.00         6/21/2017                 15,125

================================================================================

5  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,000   Environmental Facilities Corp.                         2.75%        7/01/2017             $    2,040
      2,326   Fishkill                                               2.00         7/15/2016                  2,327
     17,309   Geneva                                                 1.50         5/10/2017                 17,397
      7,586   Glen Cove                                              2.00         9/29/2016                  7,601
      4,600   Glen Cove                                              2.00        12/15/2016                  4,611
      1,835   Glen Cove                                              2.00         4/06/2017                  1,844
      8,101   Glen Cove                                              2.50         4/06/2017                  8,171
     15,000   Hempstead                                              2.00        12/16/2016                 15,077
      1,500   Island Park                                            2.00        12/22/2016                  1,508
     15,000   Ithaca                                                 1.50         7/29/2016                 15,009
      3,990   Johnson City                                           2.00        10/07/2016                  4,002
     10,430   Long Beach                                             1.25         9/17/2016                 10,432
      2,585   Mechanicville                                          2.00        12/30/2016                  2,594
      5,170   Monroe County                                          5.00         6/01/2020                  5,937
      6,000   Nassau Health Care Corp.                               2.00         1/17/2017                  6,027
     20,000   New York City                                          5.00         8/01/2016                 20,078
      2,324   Newburgh                                               2.00         8/05/2016                  2,326
      7,283   Norwich                                                1.50         3/24/2017                  7,307
     20,000   Oyster Bay                                             1.50         7/08/2016                 20,002
     15,000   Oyster Bay                                             2.75         2/03/2017                 15,078
      3,000   Oyster Bay                                             3.88         6/28/2017                  3,031
     12,000   Oyster Bay                                             4.00         6/01/2018                 12,168
      3,288   Poughkeepsie                                           2.13         7/13/2016                  3,289
      1,345   Rockland County                                        3.50        10/01/2016                  1,352
        550   Rockland County                                        5.00        12/15/2016                    559
      1,410   Rockland County                                        3.50        10/01/2017                  1,440
        550   Rockland County                                        5.00        12/15/2017                    575
      1,475   Rockland County                                        3.50        10/01/2018                  1,532
        550   Rockland County                                        5.00        12/15/2018                    593
      1,520   Rockland County                                        3.50        10/01/2019                  1,604
      1,575   Rockland County                                        3.50        10/01/2020                  1,668
      2,500   Rockland County (INS)                                  5.00         3/01/2023                  3,023
      1,600   Rockland County (INS)                                  5.00         3/01/2024                  1,965
      2,900   St. Lawrence County                                    2.00         7/22/2016                  2,901
     10,000   St. Lawrence County                                    1.50         8/30/2016                 10,008
      1,000   Suffern                                                2.50        11/18/2016                  1,003
      2,500   Suffolk County EDC                                     5.00         7/01/2019                  2,790
      2,640   Suffolk County EDC                                     5.00         7/01/2020                  3,028
      3,950   Utica                                                  1.50         2/23/2017                  3,962
      7,523   Utica                                                  1.50         5/05/2017                  7,552
     30,820   Utica School District                                  2.00         7/22/2016                 30,835
      2,000   Utica School District                                  2.00        12/09/2016                  2,005
      2,160   Van Buren                                              2.00         1/20/2017                  2,171
      1,873   Wawarsing                                              2.00        12/16/2016                  1,882
      4,700   West Seneca Fire District No. 2 (d)                    2.00         7/12/2017                  4,700
      3,930   Yonkers (c)                                            5.00        10/01/2017                  4,133
      7,310   Yonkers (c)                                            5.00        10/01/2018                  7,970
                                                                                                        ----------
                                                                                                           361,892
                                                                                                        ----------
              NORTH CAROLINA (0.4%)
      2,100   Medical Care Commission                                4.38         7/01/2017                  2,147
      3,855   Medical Care Commission                                5.00         7/01/2018                  4,162
                                                                                                        ----------
                                                                                                             6,309
                                                                                                        ----------
              OHIO (0.9%)
      4,515   American Municipal Power, Inc.                         5.00         2/15/2017                  4,639
      1,530   Hancock County                                         4.00        12/01/2016                  1,548
      1,875   Hancock County                                         4.25        12/01/2017                  1,947
      1,000   Higher Educational Facility                            5.00         5/01/2021                  1,165
        500   Higher Educational Facility                            5.00         5/01/2022                    591
        550   Higher Educational Facility                            5.00         5/01/2023                    661
      1,000   Higher Educational Facility                            5.00         5/01/2024                  1,224
      1,800   Ohio Water Dev. Auth.                                  2.25         7/01/2021                  1,800

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,150   Southeastern Ohio Port Auth.                           5.00%       12/01/2021             $    1,296
      1,000   Southeastern Ohio Port Auth.                           5.00        12/01/2025                  1,137
                                                                                                        ----------
                                                                                                            16,008
                                                                                                        ----------
              PENNSYLVANIA (2.9%)
      1,000   Bethlehem Auth. (INS)                                  5.00        11/15/2020                  1,153
      1,000   Chester County IDA                                     3.75        10/01/2024                  1,067
      7,975   Coatesville School District                            3.46(b)      8/15/2018                  7,612
      1,165   Coatesville School District                            3.86(b)      8/15/2019                  1,084
      5,305   Coatesville School District                            4.13(b)      8/15/2020                  4,789
      1,980   Cumberland County Municipal Auth.                      3.25        12/01/2022                  2,046
      1,110   Delaware County Auth.                                  4.00        10/01/2016                  1,119
      1,155   Delaware County Auth.                                  5.00        10/01/2017                  1,209
      1,195   Delaware County Auth.                                  5.00        10/01/2018                  1,286
        600   Higher Educational Facilities Auth.                    5.00         7/15/2020                    683
      1,090   Higher Educational Facilities Auth.                    5.00         7/15/2021                  1,267
      1,500   Montgomery County IDA                                  5.00        11/15/2016                  1,525
      2,000   Montgomery County IDA                                  5.00        11/15/2017                  2,031
      5,000   School District of Philadelphia (NBGA)                 5.00         9/01/2021                  5,653
      5,500   School District of Philadelphia (NBGA)                 5.00         9/01/2022                  6,220
      5,175   St. Mary Hospital Auth.                                4.00        11/15/2016                  5,242
      5,170   St. Mary Hospital Auth.                                4.00        11/15/2016                  5,236
      1,570   West Mifflin Area School District (INS)                5.00        10/01/2021                  1,816
                                                                                                        ----------
                                                                                                            51,038
                                                                                                        ----------
              PUERTO RICO (0.2%)
      2,000   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing
                Auth.                                                5.00         4/01/2017                  1,992
      1,000   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing
                Auth.                                                5.00         4/01/2019                    987
        700   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing
                Auth.                                                4.00         4/01/2020                    663
                                                                                                        ----------
                                                                                                             3,642
                                                                                                        ----------
              SOUTH CAROLINA (0.1%)
      1,485   SCAGO Educational Facilities Corp. for Union
                School District (INS) (ETM)                          4.00        12/01/2016                  1,507
                                                                                                        ----------
              TEXAS (2.0%)
      3,000   Dallas Fort Worth International Airport                5.00        11/01/2016                  3,045
        700   Decatur Hospital Auth.                                 5.00         9/01/2021                    795
        780   Decatur Hospital Auth.                                 5.00         9/01/2024                    892
      2,105   Gregg County Health Facilities Dev. Corp.              5.00        10/01/2016                  2,117
        480   Harris County Municipal Utility District (INS)         3.00         3/01/2020                    515
        565   Harris County Municipal Utility District (INS)         3.00         3/01/2021                    612
        650   Harris County Municipal Utility District (INS)         3.00         3/01/2022                    709
        520   Harris County Municipal Utility District (INS)         3.00         3/01/2023                    571
      3,000   Karnes County Hospital District                        5.00         2/01/2024                  3,492
      1,250   New Hope Cultural Facilities Finance Corp.             5.00         7/01/2023                  1,461
      2,300   New Hope Cultural Facilities Finance Corp.             5.00         7/01/2024                  2,712
      2,135   New Hope Cultural Facilities Finance Corp.             5.00         7/01/2025                  2,535
      7,175   Red River Auth. (INS)                                  4.45         6/01/2020                  7,901
      1,585   San Leanna Education Facilities Corp.                  5.00         6/01/2017                  1,642
        440   Tarrant County Cultural Education Facilities
                Finance Corp. (ETM)                                  5.00        11/15/2017                    467
        560   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.00        11/15/2017                    582

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     6,155   Tyler Health Facilities Dev. Corp.                     5.25%       11/01/2016             $    6,246
                                                                                                        ----------
                                                                                                            36,294
                                                                                                        ----------
              U.S. VIRGIN ISLANDS (0.2%)
      2,700   Water and Power Auth.                                  4.75         7/01/2016                  2,700
                                                                                                        ----------

              VIRGINIA (0.6%)
      3,200   Housing Dev. Auth.                                     3.05         3/01/2018                  3,317
      3,200   Housing Dev. Auth.                                     3.05         9/01/2018                  3,350
      3,506   Marquis Community Dev. Auth. (e),(f)                   5.10         9/01/2036                  2,799
      5,111   Marquis Community Dev. Auth. (e),(f)                   5.63(b)      9/01/2041                    719
      1,074   Marquis Community Dev. Auth., 7.50%,
                9/01/2021 (a)                                        7.50(g)      9/01/2045                    711
                                                                                                        ----------
                                                                                                            10,896
                                                                                                        ----------

              WEST VIRGINIA (0.6%)
     10,000   EDA                                                    3.25         5/01/2019                 10,456
                                                                                                        ----------
              WISCONSIN (0.1%)
      1,200   Health and Educational Facilities Auth. (ETM)          5.00         8/15/2021                  1,438
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $913,880)                                                936,041
                                                                                                        ----------

              PUT BONDS (27.4%)

              ARIZONA (2.3%)
     16,000   Health Facilities Auth.                                2.26(h)      2/01/2048                 16,311
     25,000   Health Facilities Auth.                                2.26(h)      2/01/2048                 25,403
                                                                                                        ----------
                                                                                                            41,714
                                                                                                        ----------
              ARKANSAS (1.2%)
     22,000   Dev. Finance Auth.                                     1.51(h)      9/01/2044                 21,875
                                                                                                        ----------
              CALIFORNIA (4.1%)
      5,000   Bay Area Toll Auth.                                    1.22(h)      4/01/2045                  5,003
     15,000   Bay Area Toll Auth.                                    1.11(h)      4/01/2047                 15,001
     15,000   Foothill-Eastern Transportation Corridor Agency        5.00         1/15/2053                 16,502
      8,285   Hemet USD                                              1.06(h)     10/01/2036                  8,285
      8,000   Infrastructure and Economic Dev. Bank                  1.61(h)      8/01/2037                  8,025
      8,000   Municipal Finance Auth.                                0.91(h)     10/01/2045                  7,963
      4,100   Pollution Control Financing Auth. (a)                  0.65         8/01/2024                  4,100
      4,000   Twin Rivers USD (INS)                                  3.20         6/01/2027                  4,007
      4,000   Twin Rivers USD (INS)                                  3.20         6/01/2035                  4,007
                                                                                                        ----------
                                                                                                            72,893
                                                                                                        ----------
              COLORADO (0.8%)
     10,500   E-470 Public Highway Auth.                             1.59(h)      9/01/2039                 10,477
      3,000   E-470 Public Highway Auth. (INS)                       2.16(h)      9/01/2039                  3,007
                                                                                                        ----------
                                                                                                            13,484
                                                                                                        ----------
              FLORIDA (0.1%)
      2,500   Palm Beach County School Board (PRE)                   5.00         8/01/2032                  2,510
                                                                                                        ----------
              GEORGIA (0.9%)
     10,000   Appling County Dev. Auth                               2.40         1/01/2038                 10,383

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   Monroe County Dev. Auth.                               2.00%        9/01/2037             $    5,100
                                                                                                        ----------
                                                                                                            15,483
                                                                                                        ----------
              ILLINOIS (0.1%)
      2,500   Educational Facilities Auth.                           3.40        11/01/2036                  2,560
                                                                                                        ----------
              KENTUCKY (0.5%)
      9,000   Economic Dev. Finance Auth.                            0.65         4/01/2031                  9,000
                                                                                                        ----------
              LOUISIANA (0.2%)
      4,000   St. Charles Parish                                     4.00        12/01/2040                  4,430
                                                                                                        ----------
              MASSACHUSETTS (1.1%)
      8,000   Dev. Finance Agency                                    0.99(h)     10/01/2040                  7,992
     12,000   Dev. Finance Agency                                    0.89(h)      7/01/2050                 11,752
                                                                                                        ----------
                                                                                                            19,744
                                                                                                        ----------
              MISSISSIPPI (0.4%)
      7,000   Hospital Equipment and Facilities Auth.                1.71(h)      8/15/2036                  6,940
                                                                                                        ----------
              NEVADA (0.3%)
      4,400   Washoe County Gas and Water Facilities                 3.00         3/01/2036                  4,775
                                                                                                        ----------
              NEW JERSEY (1.6%)
     20,000   Transportation Trust Fund Auth.                        1.61(h)      6/15/2034                 19,300
     10,000   Turnpike Auth.                                         1.09(h)      1/01/2024                 10,020
                                                                                                        ----------
                                                                                                            29,320
                                                                                                        ----------
              NEW MEXICO (1.0%)
      5,000   Farmington                                             1.88         4/01/2029                  5,133
      5,000   Farmington                                             1.88         4/01/2029                  5,134
      7,000   Farmington                                             1.88         4/01/2029                  7,187
                                                                                                        ----------
                                                                                                            17,454
                                                                                                        ----------
              NEW YORK (2.2%)
      6,000   Energy Research and Development Auth.                  2.00         2/01/2029                  6,170
      9,785   MTA                                                    1.15(h)     11/01/2030                  9,794
     12,000   MTA                                                    0.99(h)     11/01/2031                 11,863
     12,000   New York City                                          0.99(h)      8/01/2027                 11,928
                                                                                                        ----------
                                                                                                            39,755
                                                                                                        ----------
              NORTH CAROLINA (0.6%)
     10,000   Capital Facilities Finance Agency                      0.70         7/01/2034                 10,000
                                                                                                        ----------
              OHIO (1.1%)
      9,000   Air Quality Dev. Auth.                                 2.25         8/01/2029                  9,001
     10,000   Water Dev. Auth.                                       4.00         6/01/2033                 10,377
                                                                                                        ----------
                                                                                                            19,378
                                                                                                        ----------
              PENNSYLVANIA (4.7%)
     10,000   Beaver County IDA                                      4.75         8/01/2020                 10,603
      7,000   Beaver County IDA                                      2.20         1/01/2035                  7,000
      5,100   Beaver County IDA                                      2.70         4/01/2035                  5,126
      7,575   Berks County Municipal Auth.                           1.91(h)     11/01/2039                  7,635
      7,000   Geisinger Auth.                                        1.38(h)      6/01/2028                  7,027
      3,500   Lehigh County IDA                                      0.90         2/15/2027                  3,504
      2,250   Lehigh County IDA                                      0.90         9/01/2029                  2,252

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,000   Montgomery County IDA                                  2.60%        3/01/2034             $    5,169
      7,000   Northampton County General Purpose Auth.               1.81(h)      8/15/2043                  7,008
     15,005   Scranton School District                               1.31(h)      4/01/2031                 14,991
     12,500   Turnpike Commission                                    1.21(h)     12/01/2045                 12,499
                                                                                                        ----------
                                                                                                            82,814
                                                                                                        ----------
              TEXAS (2.9%)
      2,310   Gregg County Health Facilities Dev. Corp. (a)          4.22(h)     10/01/2029                  2,324
     26,000   Mission EDC                                            0.70         1/01/2020                 26,000
      4,000   North Texas Tollway Auth.                              1.08(h)      1/01/2038                  3,971
      4,000   North Texas Tollway Auth.                              1.21(h)      1/01/2050                  3,976
      9,795   Northside ISD (NBGA)                                   2.13         8/01/2040                  9,805
      5,000   San Antonio                                            1.09(h)      5/01/2043                  5,000
                                                                                                        ----------
                                                                                                            51,076
                                                                                                        ----------
              WEST VIRGINIA (0.5%)
      5,500   EDA                                                    1.90         3/01/2040                  5,559
      3,000   Mason County                                           1.63        10/01/2022                  3,030
                                                                                                        ----------
                                                                                                             8,589
                                                                                                        ----------
              WISCONSIN (0.8%)
     14,350   Health and Educational Facilities Auth.                5.13         8/15/2027                 14,426
                                                                                                        ----------
              Total Put Bonds (cost: $484,730)                                                             488,220
                                                                                                        ----------
              ADJUSTABLE-RATE NOTES (2.0%)

              NEW JERSEY (0.6%)
     11,000   EDA                                                    1.14         2/01/2017                 10,974
                                                                                                        ----------
              NEW YORK (0.1%)
      2,000   New York City                                          0.96         8/01/2025                  2,000
                                                                                                        ----------
              PENNSYLVANIA (1.1%)
      6,000   Turnpike Commission                                    1.56        12/01/2019                  6,036
      6,000   Turnpike Commission                                    1.68        12/01/2020                  6,053
      6,500   Turnpike Commission                                    1.39        12/01/2021                  6,476
                                                                                                        ----------
                                                                                                            18,565
                                                                                                        ----------
              TEXAS (0.2%)
      1,750   Harris County Cultural Education Facilities
                Finance Corp.                                        1.01         6/01/2018                  1,746
      2,250   Harris County Cultural Education Facilities
                Finance Corp.                                        1.11         6/01/2019                  2,245
                                                                                                        ----------
                                                                                                             3,991
                                                                                                        ----------
              Total Adjustable-Rate Notes (cost: $35,500)                                                   35,530
                                                                                                        ----------

              VARIABLE-RATE DEMAND NOTES (19.6%)

              ARIZONA (0.5%)
      9,800   Verrado Western Overlay Community Facilities
                District (LOC - Compass Bank)                        0.68         7/01/2029                  9,800
                                                                                                        ----------
              CALIFORNIA (2.7%)
     20,000   Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                       0.64        12/01/2033                 20,000
      7,990   State (LIQ) (LOC - Dexia Credit Local) (a)             0.59         8/01/2027                  7,990
      8,000   State (LIQ) (LOC - Dexia Credit Local) (a)             0.59         8/01/2027                  8,000

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    11,445   Victorville Joint Powers Financing Auth.
                (LOC - BNP Paribas)                                  1.16%        5/01/2040             $   11,445
                                                                                                        ----------
                                                                                                            47,435
                                                                                                        ----------
              COLORADO (0.5%)
      8,490   Arista Metropolitan District (LOC - Compass
                Bank)                                                0.68        12/01/2030                  8,490
                                                                                                        ----------
              CONNECTICUT (0.3%)
      5,000   State (i)                                              0.65         1/01/2018                  5,000
                                                                                                        ----------
              DISTRICT OF COLUMBIA (1.1%)
     20,000   Howard Univ. (LIQ) (LOC - Deutsche Bank A.G.) (a)      0.68        10/01/2041                 20,000
                                                                                                        ----------
              FLORIDA (1.6%)
     18,100   Escambia County                                        0.55         4/01/2039                 18,100
     10,000   Miami-Dade County School Board (INS) (LIQ) (a)         0.61        12/01/2017                 10,000
                                                                                                        ----------
                                                                                                            28,100
                                                                                                        ----------
              GEORGIA (0.1%)
      1,100   Appling County Dev. Auth.                              0.46         9/01/2029                  1,100
                                                                                                        ----------
              IDAHO (1.8%)
     19,885   American Falls Reservoir District                      0.60         2/01/2025                 19,885
     13,020   Housing and Finance Association (i)                    0.64         1/01/2038                 13,020
                                                                                                        ----------
                                                                                                            32,905
                                                                                                        ----------
              ILLINOIS (3.1%)
     16,480   Chicago Board of Education (INS) (LIQ) (a)             0.91        12/01/2016                 16,480
     10,000   Chicago Board of Education (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                       0.93        12/01/2039                 10,000
     11,160   Cook County (LIQ) (a)                                  0.81        11/15/2020                 11,160
     17,390   Sports Facilities Auth. (LIQ) (LOC - Deutsche
                Bank A.G.) (a)                                       0.67         6/15/2032                 17,390
                                                                                                        ----------
                                                                                                            55,030
                                                                                                        ----------
              KENTUCKY (0.6%)
     10,000   Economic Dev. Finance Auth. (INS) (LIQ) (a)            0.61         1/04/2018                 10,000
                                                                                                        ----------
              LOUISIANA (1.8%)
     24,900   St. James Parish                                       0.65        11/01/2040                 24,900
      6,400   St. James Parish                                       0.70        11/01/2040                  6,400
                                                                                                        ----------
                                                                                                            31,300
                                                                                                        ----------
              MARYLAND (0.6%)
     10,760   Health and Higher Educational Facilities Auth.
                (LIQ) (LOC - Deutsche Bank A.G.) (a)                 0.62         8/15/2042                 10,760
                                                                                                        ----------
              MISSISSIPPI (0.8%)
     15,100   Perry County Pollution Control (NBGA) (a)              0.60         2/01/2022                 15,100
                                                                                                        ----------
              NEW JERSEY (1.3%)
      2,150   EDA (LOC - Valley National Bank)                       0.73         3/01/2031                  2,150
      8,920   EDA (LOC - Valley National Bank)                       0.70        11/01/2040                  8,920

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    11,715   EDA (LOC - Valley National Bank)                       0.70%       11/01/2040             $   11,715
                                                                                                        ----------
                                                                                                            22,785
                                                                                                        ----------
              OHIO (0.3%)
      5,500   State (i)                                              0.72         1/15/2045                  5,500
                                                                                                        ----------
              OKLAHOMA (0.3%)
      5,500   Garfield County Industrial Auth.                       0.44         1/01/2025                  5,500
                                                                                                        ----------
              PUERTO RICO (0.2%)
      4,000   Sales Tax Financing Corp. (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                       0.95         8/01/2054                  4,000
                                                                                                        ----------
              TENNESSEE (0.2%)
      3,500   Chattanooga Health, Educational and Housing
                Facilities Board                                     0.60         5/01/2039                  3,500
                                                                                                        ----------
              TEXAS (1.8%)
      5,600   Port of Port Arthur Navigation District                0.54        12/01/2039                  5,600
     11,575   Port of Port Arthur Navigation District                0.54        12/01/2039                 11,575
      9,800   Port of Port Arthur Navigation District                0.54        11/01/2040                  9,800
      3,590   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                 0.74         6/01/2031                  3,590
      1,145   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                 0.74         6/01/2038                  1,145
                                                                                                        ----------
                                                                                                            31,710
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $348,015)                                            348,015
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,782,125)                                                      $1,807,806
                                                                                                        ==========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------

ASSETS                                         LEVEL 1              LEVEL 2          LEVEL 3                 TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                      $       --        $      936,041      $       --       $       936,041
Put Bonds                                           --               488,220              --               488,220
Adjustable-Rate Notes                               --                35,530              --                35,530
Variable-Rate Demand Notes                          --               348,015              --               348,015
------------------------------------------------------------------------------------------------------------------
Total                                       $       --        $    1,807,806      $       --       $     1,807,806
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2016, through June 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2016, were $27,611,000 and $1,930,000, respectively, resulting in net unrealized appreciation of $25,681,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,780,073,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) At June 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(d) At June 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $13,904,000, of which all were when-issued securities.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2016, was $3,518,000, which represented 0.2% of the Fund's net assets.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2016.
(i) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

================================================================================

15  | USAA Tax Exempt Short-Term Fund


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48497-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD       Community College District
EDA       Economic Development Authority
EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDC       Industrial Development Corp.
ISD       Independent School District
MTA       Metropolitan Transportation Authority
PRE       Pre-refunded to a date prior to maturity
USD       Unified School District

================================================================================

1  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., or Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing Administration, Michigan School Bond Qualification and Loan Program, Pennsylvania Public School Intercept Program, or Texas Permanent School Fund.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
June 30, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (85.4%)

              ALABAMA (1.8%)
$     5,000   Lower Alabama Gas District                             5.00%        9/01/2027             $    6,284
      7,000   Lower Alabama Gas District                             5.00         9/01/2028                  8,818
     35,000   Lower Alabama Gas District                             5.00         9/01/2034                 45,613
      5,955   Montgomery Medical Clinic Board                        5.00         3/01/2033                  7,055
      1,750   Montgomery Medical Clinic Board                        5.00         3/01/2036                  2,044
      5,000   Private Colleges and Universities Facilities Auth.
                (INS)                                                4.75         9/01/2026                  5,017
      8,000   Special Care Facilities Financing Auth.                5.00         2/01/2036                  9,631
                                                                                                        ----------
                                                                                                            84,462
                                                                                                        ----------
              ARIZONA (1.8%)
     20,310   Apache County IDA                                      4.50         3/01/2030                 22,838
      6,000   Health Facilities Auth.                                5.00         2/01/2027                  6,886
      3,270   Phoenix Civic Improvement Corp. (INS)                  5.50         7/01/2024                  4,162
      2,115   Phoenix Civic Improvement Corp. (INS)                  5.50         7/01/2025                  2,738
      8,800   Phoenix IDA(a)                                         3.75         7/01/2024                  9,093
     11,100   Phoenix IDA(a)                                         5.00         7/01/2034                 12,498
      1,675   Phoenix IDA                                            5.00         7/01/2036                  1,911
      4,250   Phoenix IDA                                            5.00        10/01/2036                  5,120
      2,680   Pima County IDA                                        4.50         6/01/2030                  3,021
      2,000   Pinal County IDA (INS)                                 5.25        10/01/2020                  2,015
      1,250   Pinal County IDA (INS)                                 5.25        10/01/2022                  1,258
      2,000   Pinal County IDA (INS)                                 4.50        10/01/2025                  2,008
      3,540   State (INS)                                            5.00        10/01/2019                  4,010
      7,275   State (INS)                                            5.25        10/01/2020                  8,260
                                                                                                        ----------
                                                                                                            85,818
                                                                                                        ----------
              ARKANSAS (0.2%)
      3,125   Baxter County                                          5.00         9/01/2026                  3,149
      4,290   Pulaski Technical College (INS)                        5.00         9/01/2030                  5,274
                                                                                                        ----------
                                                                                                             8,423
                                                                                                        ----------
              CALIFORNIA (9.1%)
      4,500   Alameda Corridor Transportation Auth.                  5.00        10/01/2035                  5,558
      3,000   Alameda Corridor Transportation Auth.                  5.00        10/01/2036                  3,690
        500   Anaheim Public Financing Auth.                         5.00         5/01/2028                    625
        500   Anaheim Public Financing Auth.                         5.00         5/01/2029                    623
      1,000   Anaheim Public Financing Auth.                         5.00         5/01/2030                  1,244
      1,510   Cerritos CCD                                           5.02(b)      8/01/2025                  1,247
      1,000   Cerritos CCD                                           5.24(b)      8/01/2027                    777
      1,000   Cerritos CCD                                           5.41(b)      8/01/2028                    747
     10,000   Chabot-Las Positas CCD (INS)                           4.85(b)      8/01/2022                  7,498
      5,000   Chabot-Las Positas CCD (INS)                           4.88(b)      8/01/2023                  3,566
      1,520   Chula Vista Financing Auth.                            5.00         9/01/2027                  1,886
      1,700   Chula Vista Financing Auth.                            5.00         9/01/2028                  2,103

================================================================================

3  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,785   Chula Vista Financing Auth.                            5.00%        9/01/2029             $    2,197
      2,635   Chula Vista Financing Auth.                            5.00         9/01/2030                  3,249
      2,095   Chula Vista Financing Auth.                            5.00         9/01/2031                  2,572
      5,000   City and County of San Francisco Airport Commission    5.25         5/01/2022                  5,641
      7,000   City and County of San Francisco Airport Commission    5.25         5/01/2023                  7,883
      5,000   City and County of San Francisco Airport Commission    4.90         5/01/2029                  5,638
      1,250   Communities Dev. Auth.                                 5.00         5/15/2032                  1,562
      2,000   Communities Dev. Auth.                                 5.00         5/15/2033                  2,488
      1,250   Communities Dev. Auth.                                 5.00         5/15/2034                  1,547
      2,000   Communities Dev. Auth.                                 5.00         5/15/2035                  2,463
      2,000   Coronado Community Dev. Agency (INS)                   5.00         9/01/2024                  2,008
      6,810   El Camino CCD                                          4.25(b)      8/01/2026                  5,446
      7,665   El Camino CCD                                          4.42(b)      8/01/2027                  5,910
      5,500   El Camino CCD                                          4.58(b)      8/01/2028                  4,082
      5,500   Foothill/Eastern Transportation Corridor Agency (INS)  4.25(b)      1/15/2035                  3,011
     46,605   Golden State Tobacco Securitization Corp. (INS)        4.17(b)      6/01/2025                 39,380
      2,000   Health Facilities Financing Auth.                      5.00         8/15/2027                  2,413
      5,000   Health Facilities Financing Auth.(c)                   5.25         8/15/2031                  6,118
      1,000   Irvine City                                            5.00         9/02/2029                  1,184
      5,000   Irvine USD Special Tax District (INS)                  5.25         9/01/2019                  5,647
      2,500   Irvine USD Special Tax District (INS)                  4.50         9/01/2020                  2,767
      6,745   Kern County Board of Education (INS)                   5.00         6/01/2026                  6,765
      1,300   Los Angeles County                                     5.00         3/01/2023                  1,606
      3,500   Pittsburg Redevelopment Agency                         5.00         9/01/2027                  4,442
      2,640   Pittsburg Redevelopment Agency                         5.00         9/01/2028                  3,338
      6,400   Public Works Board                                     5.50         4/01/2021                  7,263
      6,755   Public Works Board                                     5.60         4/01/2022                  7,683
      3,000   Public Works Board                                     5.13         3/01/2023                  3,458
      3,130   Public Works Board                                     5.75         4/01/2023                  3,573
      1,185   Public Works Board                                     5.00        11/01/2023                  1,451
      2,500   Public Works Board                                     5.25         3/01/2024                  2,890
      2,000   Public Works Board                                     5.00        11/01/2024                  2,473
      1,250   Public Works Board                                     5.00         3/01/2025                  1,526
      2,000   Public Works Board                                     5.38         3/01/2025                  2,316
      1,365   Public Works Board                                     5.00         3/01/2026                  1,678
     10,000   Public Works Board                                     5.00         4/01/2028                 12,027
      7,000   Public Works Board                                     5.00        11/01/2028                  8,560
      5,000   Public Works Board                                     5.00         4/01/2029                  6,013
     11,465   Public Works Board                                     5.00        10/01/2031                 14,286
     15,265   Sacramento Municipal Utility District Financing
                Auth. (INS) (PRE)                                    4.75         7/01/2024                 15,267
     10,000   Sacramento Municipal Utility District Financing
                Auth. (PRE)                                          5.13         7/01/2029                 10,001
      2,000   Salinas Union High School District (INS)               4.37(b)     10/01/2016                  1,997
        775   San Diego Public Facilities Financing Auth.            5.00        10/15/2030                    979
      1,000   San Diego Public Facilities Financing Auth.            5.00        10/15/2031                  1,258
      1,000   San Diego Public Facilities Financing Auth.            5.00        10/15/2032                  1,254
      1,635   San Diego Public Facilities Financing Auth.            5.00        10/15/2033                  2,043
      1,000   San Diego Public Facilities Financing Auth.            5.00        10/15/2034                  1,245
      1,250   San Diego Public Facilities Financing Auth.            5.00        10/15/2035                  1,550
      2,395   San Diego USD (INS)                                    4.50         7/01/2025                  2,419
      3,000   San Jose USD (INS) (PRE)                               4.50         6/01/2024                  3,051
        500   School Finance Auth.(a)                                5.00         8/01/2031                    586
      1,600   School Finance Auth.(a)                                5.00         8/01/2036                  1,864
      2,500   Solano CCD (INS)                                       4.85(b)      8/01/2023                  1,787
      4,735   Solano CCD (INS) (PRE)                                 4.88(b)      8/01/2024                  3,218
      4,035   South Orange County Public Financing Auth. (INS)       5.00         8/15/2022                  4,049
      4,920   South Orange County Public Financing Auth. (INS)       5.00         8/15/2025                  4,937
     20,000   State                                                  5.25        10/01/2022                 22,866

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    27,445   State                                                  5.75%        4/01/2027             $   31,193
     10,240   State                                                  5.00         8/01/2032                 12,897
     10,000   State Univ.                                            5.00        11/01/2029                 12,754
     10,000   State Univ.                                            5.00        11/01/2033                 12,679
      1,000   Statewide Communities Dev. Auth.                       5.13         5/15/2031                  1,172
      6,930   Tobacco Securitization Auth.                           4.75         6/01/2025                  6,934
      1,605   Tulare City (INS)                                      5.00        11/15/2032                  1,998
      1,570   Tulare City (INS)                                      5.00        11/15/2033                  1,948
      3,655   Tulare City (INS)                                      5.00        11/15/2034                  4,525
      2,340   Tulare City (INS)                                      5.00        11/15/2035                  2,886
      3,470   Tuolumne Wind Project Auth.                            5.00         1/01/2022                  3,828
     10,000   Upland City                                            6.00         1/01/2026                 11,859
      2,000   Washington Township Health Care District               5.75         7/01/2024                  2,260
      3,500   Washington Township Health Care District               5.00         7/01/2025                  3,951
                                                                                                        ----------
                                                                                                           425,373
                                                                                                        ----------
              COLORADO (2.7%)
      5,000   Adams and Arapahoe Counties Joint School
                District No. 28J                                     3.20(b)     12/01/2022                  4,520
     30,955   Denver Health and Hospital Auth.                       4.75        12/01/2027                 31,420
        255   Health Facilities Auth.                                5.25         6/01/2023                    256
      2,750   Health Facilities Auth.                                5.00         6/01/2028                  3,226
      1,000   Health Facilities Auth.                                5.00        12/01/2028                  1,189
      1,500   Health Facilities Auth.                                5.00        12/01/2029                  1,779
      2,310   Health Facilities Auth.                                5.00         6/01/2031                  2,706
      2,000   Health Facilities Auth.                                5.00         6/01/2032                  2,322
      2,470   Health Facilities Auth.                                5.00         6/01/2033                  2,861
      6,385   Health Facilities Auth.                                5.00         6/01/2034                  7,386
      3,385   Health Facilities Auth.                                5.00         6/01/2035                  3,904
      4,000   Health Facilities Auth.                                5.00        12/01/2035                  4,651
      1,250   Park Creek Metropolitan District                       5.00        12/01/2032                  1,508
      1,000   Park Creek Metropolitan District                       5.00        12/01/2034                  1,197
     10,000   Regional Transportation District                       5.00         6/01/2025                 11,417
      7,585   Regional Transportation District                       5.00         6/01/2029                  8,958
     14,175   Regional Transportation District                       5.00         6/01/2030                 16,940
     15,005   Regional Transportation District                       5.00         6/01/2031                 17,879
                                                                                                        ----------
                                                                                                           124,119
                                                                                                        ----------
              CONNECTICUT (0.5%)
      1,120   Hartford City (INS)                                    5.00         7/01/2028                  1,381
      2,400   Hartford City (INS)                                    5.00         7/01/2032                  2,896
     10,000   Health and Educational Facilities Auth.                5.00         7/01/2034                 11,887
      7,185   Mashantucket (Western) Pequot Tribe(d),(e)             6.90(f)      7/01/2031                    287
      5,000   State                                                  5.00        11/15/2035                  6,090
                                                                                                        ----------
                                                                                                            22,541
                                                                                                        ----------
              DISTRICT OF COLUMBIA (0.4%)
        375   District of Columbia                                   5.00         7/01/2023                    437
      3,870   District of Columbia                                   5.63        10/01/2025                  4,127
      5,000   District of Columbia                                   5.75        10/01/2026                  5,331
      6,000   District of Columbia                                   5.75        10/01/2027                  6,371
      1,280   District of Columbia                                   6.00         7/01/2033                  1,521
                                                                                                        ----------
                                                                                                            17,787
                                                                                                        ----------
              FLORIDA (6.6%)
      2,500   Broward County Airport System                          5.00        10/01/2024                  2,807
      6,500   Broward County School Board (INS) (PRE)                5.00         7/01/2023                  6,501
      4,000   Broward County School Board (INS) (PRE)                5.00         7/01/2024                  4,001
      2,000   Broward County School Board                            5.00         7/01/2029                  2,477
      2,000   Broward County School Board                            5.00         7/01/2030                  2,468
      2,325   Halifax Hospital Medical Center                        5.00         6/01/2035                  2,782

================================================================================

5  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,750   Halifax Hospital Medical Center                        5.00%        6/01/2036             $    3,328
      8,000   Hillsborough County IDA                                5.65         5/15/2018                  8,683
      3,500   Jacksonville                                           5.00        10/01/2028                  4,159
      1,250   Lake County School Board (INS)                         5.00         6/01/2029                  1,524
      2,225   Lake County School Board (INS)                         5.00         6/01/2030                  2,702
      2,500   Lee County                                             5.00        10/01/2023                  3,119
      2,700   Lee County                                             5.00        10/01/2024                  3,436
      4,000   Lee County                                             5.00        10/01/2033                  4,880
      7,245   Lee County IDA                                         5.00        10/01/2028                  7,854
      3,750   Lee County School Board                                5.00         8/01/2028                  4,634
      6,560   Miami Beach City Health Facilities Auth.               5.00        11/15/2029                  7,653
      7,500   Miami-Dade County                                      3.75        12/01/2018                  8,002
      8,375   Miami-Dade County (INS) (PRE)                          4.75        11/01/2023                  8,495
      2,345   Miami-Dade County (INS)                                5.00        10/01/2024                  2,468
      9,830   Miami-Dade County (INS) (PRE)                          4.75        11/01/2024                  9,970
      3,670   Miami-Dade County (INS)                                5.00        10/01/2025                  3,862
      2,000   Miami-Dade County                                      5.00        10/01/2025                  2,437
      6,440   Miami-Dade County                                      5.00        10/01/2026                  7,463
      2,500   Miami-Dade County (INS) (PRE)                          5.00        10/01/2026                  2,639
      7,000   Miami-Dade County                                      5.00        10/01/2027                  8,103
     10,000   Miami-Dade County Expressway Auth.                     5.00         7/01/2028                 12,091
      1,000   Miami-Dade County Expressway Auth.                     5.00         7/01/2029                  1,221
      7,000   Miami-Dade County Expressway Auth.                     5.00         7/01/2029                  8,446
      1,610   Miami-Dade County Expressway Auth.                     5.00         7/01/2030                  1,958
      2,000   Miami-Dade County Expressway Auth.                     5.00         7/01/2030                  2,452
      1,255   Miami-Dade County Expressway Auth.                     5.00         7/01/2031                  1,521
      2,000   Miami-Dade County Expressway Auth.                     5.00         7/01/2031                  2,442
      2,000   Miami-Dade County Expressway Auth.                     5.00         7/01/2032                  2,415
      2,000   Miami-Dade County Expressway Auth.                     5.00         7/01/2033                  2,412
      2,000   Miami-Dade County Expressway Auth.                     5.00         7/01/2034                  2,407
      4,750   Miami-Dade County Health Facilities Auth.              5.00         8/01/2027                  5,617
      4,950   Miami-Dade County Health Facilities Auth.              5.00         8/01/2028                  5,826
      5,250   Miami-Dade County Health Facilities Auth.              5.00         8/01/2029                  6,151
      3,500   Miami-Dade County Health Facilities Auth.              5.00         8/01/2030                  4,081
      5,780   Miami-Dade County Health Facilities Auth.              5.00         8/01/2031                  6,711
     10,000   Miami-Dade County School Board (INS) (PRE)             5.00         2/01/2024                 11,094
     12,000   Miami-Dade County School Board (INS) (PRE)             5.25         5/01/2025                 13,018
     12,000   Orange County Health Facility Auth.                    5.25        10/01/2022                 13,614
      5,000   Orange County Health Facility Auth.                    5.38        10/01/2023                  5,682
      4,000   Orange County Health Facility Auth.                    5.00        10/01/2035                  4,926
      3,055   Osceola County School Board                            5.00         6/01/2028                  3,679
      7,595   Palm Beach County Health Facilities Auth.              5.00        11/15/2023                  8,975
      1,995   Pinellas County Educational Facilities Auth.           5.00        10/01/2021                  2,330
      1,080   Pinellas County Educational Facilities Auth.           4.00        10/01/2022                  1,221
      1,415   Pinellas County Educational Facilities Auth.           4.00        10/01/2023                  1,591
      2,045   Pinellas County Educational Facilities Auth.(c)        5.38        10/01/2026                  2,392
      1,895   Pinellas County Educational Facilities Auth.           5.00        10/01/2027                  2,180
      2,615   Pinellas County Educational Facilities Auth.(c)        6.50        10/01/2031                  3,200
      7,370   Saint Lucie County (INS)                               5.00        10/01/2028                  8,935
      2,045   Saint Lucie County School Board                        5.00         7/01/2025                  2,502
      1,500   Saint Lucie County School Board                        5.00         7/01/2026                  1,824
      3,195   Southeast Overtown/Park West Community
                Redevelopment Agency(a)                              5.00         3/01/2030                  3,676
      8,970   Sunshine State Governmental Financing Commission       5.00         9/01/2019                 10,100
      5,525   Sunshine State Governmental Financing Commission       5.00         9/01/2020                  6,402
      1,055   Sunshine State Governmental Financing
                Commission (INS)                                     5.00         9/01/2021                  1,254
      1,000   Volusia County Educational Facilities Auth.            5.00        10/15/2028                  1,212
      1,000   Volusia County Educational Facilities Auth.            5.00        10/15/2029                  1,210
      1,500   Volusia County Educational Facilities Auth.            5.00        10/15/2030                  1,810
      1,560   Volusia County Educational Facilities Auth.            5.00        10/15/2032                  1,870
                                                                                                        ----------
                                                                                                           306,895
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              GEORGIA (0.4%)
$    10,000   Burke County Dev. Auth.                                7.00%        1/01/2023             $   10,866
      3,600   Glynn-Brunswick Memorial Hospital Auth. (PRE)          5.25         8/01/2023                  3,942
        400   Glynn-Brunswick Memorial Hospital Auth.                5.25         8/01/2023                    435
      3,000   Private Colleges and Universities Auth.                5.25        10/01/2027                  3,521
      2,000   Private Colleges and Universities Auth.                5.25        10/01/2027                  2,375
                                                                                                        ----------
                                                                                                            21,139
                                                                                                        ----------
              GUAM (0.4%)
      1,000   Power Auth. (INS)                                      5.00        10/01/2027                  1,196
      1,000   Power Auth.                                            5.00        10/01/2029                  1,188
      1,000   Power Auth. (INS)                                      5.00        10/01/2030                  1,206
      1,000   Power Auth.                                            5.00        10/01/2030                  1,184
        695   Power Auth.                                            5.00        10/01/2031                    819
      1,000   Power Auth. (INS)                                      5.00        10/01/2032                  1,225
        750   Waterworks Auth.                                       5.00         7/01/2023                    900
        600   Waterworks Auth.                                       5.00         7/01/2024                    729
        750   Waterworks Auth.                                       5.00         7/01/2025                    909
      1,000   Waterworks Auth.                                       5.00         7/01/2028                  1,181
      1,000   Waterworks Auth.                                       5.00         7/01/2029                  1,187
      3,000   Waterworks Auth.                                       5.25         7/01/2033                  3,567
      1,250   Waterworks Auth.                                       5.00         7/01/2036                  1,507
                                                                                                        ----------
                                                                                                            16,798
                                                                                                        ----------
              ILLINOIS (11.5%)
        260   Bedford Park                                           4.60        12/01/2017                    261
      3,328   Chicago                                                6.63        12/01/2022                  3,346
     30,000   Chicago (INS)                                          4.45(b)      1/01/2023                 24,163
      1,000   Chicago                                                5.00         1/01/2031                  1,150
      2,000   Chicago                                                5.00        11/01/2031                  2,366
      1,000   Chicago                                                5.00         1/01/2032                  1,146
      2,000   Chicago                                                5.00        11/01/2033                  2,346
      6,525   Chicago Midway Airport                                 5.00         1/01/2027                  7,709
     11,750   Chicago Midway Airport                                 5.00         1/01/2029                 14,086
      5,175   Chicago Midway Airport                                 5.00         1/01/2030                  6,176
      8,910   Chicago Midway Airport                                 5.00         1/01/2031                 10,586
      6,000   Chicago Midway Airport                                 5.00         1/01/2032                  7,106
      1,635   Chicago Midway Airport                                 5.25         1/01/2033                  1,922
      3,500   Chicago Midway Airport                                 4.00         1/01/2034                  3,904
      3,000   Chicago Midway Airport                                 4.00         1/01/2035                  3,336
      3,500   Chicago Wastewater Transmission                        5.00         1/01/2033                  4,091
      1,000   Chicago Wastewater Transmission                        5.00         1/01/2034                  1,165
      1,250   Chicago Wastewater Transmission                        5.00         1/01/2035                  1,454
      1,500   Chicago Water                                          5.00        11/01/2028                  1,821
        725   Chicago Water                                          5.00        11/01/2029                    878
      1,000   Chicago Water                                          5.00        11/01/2029                  1,212
      1,000   Chicago Water                                          5.00        11/01/2030                  1,207
      1,000   Chicago Water                                          5.00        11/01/2031                  1,199
      9,000   Chicago-O'Hare International Airport                   5.25         1/01/2024                 10,121
      3,620   Chicago-O'Hare International Airport (INS)             5.00         1/01/2028                  4,341
      1,500   Chicago-O'Hare International Airport (INS)             5.00         1/01/2029                  1,794
     13,480   Chicago-O'Hare International Airport                   5.25         1/01/2029                 16,331
      2,150   Chicago-O'Hare International Airport (INS)             5.13         1/01/2030                  2,592
     11,560   Chicago-O'Hare International Airport                   5.00         1/01/2033                 14,088
      5,675   Chicago-O'Hare International Airport                   5.00         1/01/2034                  6,896
      2,500   Cook County(g)                                         5.00        11/15/2031                  3,043
      4,500   Educational Facilities Auth.                           4.45        11/01/2036                  4,957
      2,370   Finance Auth.                                          5.50         5/01/2017                  2,452
      4,340   Finance Auth.                                          5.75         5/01/2018                  4,680
      2,080   Finance Auth.                                          5.00         2/15/2020                  2,330
      1,710   Finance Auth.                                          5.00         2/15/2022                  1,936

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$       750   Finance Auth.                                          5.25%        4/01/2022             $      764
      2,000   Finance Auth.                                          5.00         4/01/2023                  2,002
      3,400   Finance Auth. (INS) (PRE)                              5.00        11/01/2023                  3,744
      7,140   Finance Auth.                                          5.13         2/15/2025                  8,101
      4,165   Finance Auth.                                          5.00         4/01/2025                  4,168
      8,210   Finance Auth.                                          4.50         5/15/2025                  9,254
      7,665   Finance Auth.                                          5.38         8/15/2026                  9,135
      8,000   Finance Auth.                                          4.50        11/15/2026                  8,118
      1,750   Finance Auth.                                          5.40         4/01/2027                  1,778
      8,250   Finance Auth.                                          5.50         7/01/2028                  9,954
     20,000   Finance Auth.                                          3.90         3/01/2030                 22,041
      1,000   Finance Auth.                                          5.00         5/15/2030                  1,214
      1,875   Finance Auth.                                          5.00         5/15/2031                  2,177
      3,385   Finance Auth.                                          5.00         9/01/2034                  3,919
      3,700   Finance Auth.                                          5.00        11/15/2034                  4,436
      3,500   Finance Auth.                                          5.00        12/01/2034                  4,201
      1,100   Finance Auth.                                          5.00         5/15/2035                  1,311
      4,000   Finance Auth.                                          5.00         8/15/2035                  4,695
      3,000   Finance Auth.                                          5.00        11/15/2035                  3,586
      5,000   Finance Auth.                                          4.00        12/01/2035                  5,419
      1,400   Finance Auth.                                          5.00         5/15/2036                  1,591
      3,000   Finance Auth.                                          4.00        12/01/2036                  3,246
      1,835   Herrin Community USD (INS)                             5.00        12/01/2028                  2,156
      1,925   Herrin Community USD (INS)                             5.00        12/01/2029                  2,255
      2,025   Herrin Community USD (INS)                             5.00        12/01/2030                  2,366
      6,000   Herrin Community USD (INS)                             5.00        12/01/2034                  6,909
        315   Housing Dev. Auth.                                     4.55         7/01/2021                    316
        365   Housing Dev. Auth.                                     4.60         7/01/2023                    366
      2,800   Kane, Cook and Dupage Counties                         5.00         1/01/2032                  3,287
      4,000   Kane, Cook and Dupage Counties                         5.00         1/01/2033                  4,680
      5,000   Kendall Kane and Will Counties Community Unit
                School District                                      5.00         2/01/2035                  5,998
      6,000   Kendall Kane and Will Counties Community Unit
                School District                                      5.00         2/01/2036                  7,170
      3,495   Lake County Community Unit School District
                (INS) (ETM)                                          5.13(b)     12/01/2016                  3,487
      4,555   Lake County Community Unit School District (INS)       5.13(b)     12/01/2016                  4,538
      2,500   Metropolitan Pier and Exposition Auth. (INS)           5.20         6/15/2017                  2,591
      1,290   Metropolitan Pier and Exposition Auth. (INS) (PRE)     5.30         6/15/2018                  1,361
      1,210   Metropolitan Pier and Exposition Auth. (INS)           5.30         6/15/2018                  1,275
      1,065   Metropolitan Pier and Exposition Auth. (INS) (PRE)     5.40         6/15/2019                  1,124
      2,935   Metropolitan Pier and Exposition Auth. (INS)           5.40         6/15/2019                  3,092
      5,000   Metropolitan Pier and Exposition Auth. (INS)           5.70(b)      6/15/2026                  3,715
     14,650   Municipal Electric Agency                              4.00         2/01/2033                 16,225
      7,095   Railsplitter Tobacco Settlement Auth.                  5.00         6/01/2018                  7,630
     10,000   Railsplitter Tobacco Settlement Auth.                  5.50         6/01/2023                 11,821
      3,000   Sports Facilities Auth. (INS)                          5.25         6/15/2030                  3,532
      5,000   Sports Facilities Auth. (INS)                          5.25         6/15/2031                  5,853
      5,000   Sports Facilities Auth. (INS)                          5.25         6/15/2032                  5,834
      8,500   Springfield                                            5.00        12/01/2030                 10,499
      3,000   Springfield (INS)                                      5.00         3/01/2034                  3,610
      3,700   Springfield School District No. 186 (INS)              5.00         2/01/2024                  4,474
      7,200   Springfield School District No. 186 (INS)              5.00         2/01/2025                  8,648
      4,215   Springfield School District No. 186 (INS)              5.00         2/01/2026                  5,039
      5,000   State (INS)                                            5.00         1/01/2021                  5,521
     10,000   State (INS)                                            5.00         4/01/2029                 11,358
     12,475   State Univ.                                            4.00         4/01/2033                 13,744
      5,000   Toll Highway Auth.                                     5.00        12/01/2032                  6,224
      6,000   Toll Highway Auth.                                     5.00         1/01/2033                  7,513
      2,500   Toll Highway Auth.                                     5.00         1/01/2034                  3,123
      5,870   Toll Highway Auth.                                     5.00         1/01/2034                  7,190
      2,000   Toll Highway Auth.                                     5.00         1/01/2035                  2,488

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,600   Toll Highway Auth.                                     5.00%        1/01/2035             $    6,833
      2,500   Toll Highway Auth.                                     5.00         1/01/2036                  3,098
      7,000   Toll Highway Auth.                                     5.00         1/01/2036                  8,510
      5,225   Village of Gilberts (INS)                              5.00         3/01/2030                  6,086
      3,000   Village of Volo (INS)                                  5.00         3/01/2034                  3,618
      1,250   Village of Volo (INS)                                  4.00         3/01/2036                  1,331
     14,070   Will County Forest Preserve District (INS)             5.40(b)     12/01/2017                 13,868
                                                                                                        ----------
                                                                                                           533,401
                                                                                                        ----------
              INDIANA (1.2%)
      1,470   Finance Auth.                                          5.00         5/01/2024                  1,785
     20,000   Finance Auth. (INS)                                    4.55        12/01/2024                 20,317
      1,200   Finance Auth.                                          5.00         5/01/2027                  1,418
      1,900   Finance Auth.                                          5.00        10/01/2027                  1,990
     10,500   Finance Auth.                                          5.00         6/01/2032                 11,411
      3,000   Jasper County (INS)                                    5.85         4/01/2019                  3,343
      6,500   Richmond Hospital Auth.                                5.00         1/01/2035                  7,768
      6,000   Rockport (INS)                                         4.63         6/01/2025                  6,172
      1,500   Vanderburgh County Redevelopment District (PRE)        5.00         2/01/2026                  1,506
                                                                                                        ----------
                                                                                                            55,710
                                                                                                        ----------
              IOWA (1.3%)
      1,325   Finance Auth. (INS)                                    5.00        12/01/2021                  1,347
      1,390   Finance Auth. (INS)                                    5.00        12/01/2022                  1,413
      1,460   Finance Auth. (INS)                                    5.00        12/01/2023                  1,483
      1,535   Finance Auth. (INS)                                    5.00        12/01/2024                  1,559
      1,610   Finance Auth. (INS)                                    5.00        12/01/2025                  1,634
      1,690   Finance Auth. (INS)                                    5.00        12/01/2026                  1,715
      5,425   Finance Auth.                                          4.00         8/15/2035                  5,966
     30,555   Finance Auth.                                          4.00         8/15/2036                 33,467
      2,475   Waterloo Community School District                     5.00         7/01/2024                  2,732
      2,775   Waterloo Community School District                     5.00         7/01/2025                  3,056
      4,510   Waterloo Community School District                     5.00         7/01/2027                  4,885
                                                                                                        ----------
                                                                                                            59,257
                                                                                                        ----------
              KANSAS (0.0%)
         35   Wyandotte County                                       6.07(b)      6/01/2021                     27
                                                                                                        ----------

              KENTUCKY (0.8%)
      2,000   Commonwealth Property and Buildings Commission         5.00         2/01/2032                  2,455
      2,250   Commonwealth Property and Buildings Commission         5.00         2/01/2033                  2,750
      6,130   Economic Dev. Finance Auth.                            4.05(b)     10/01/2024                  4,961
      7,500   Economic Dev. Finance Auth. (INS)                      5.75        12/01/2028                  8,020
      3,830   Louisville/Jefferson County Metro Government           5.00        12/01/2022                  4,575
      2,760   Louisville/Jefferson County Metro Government           5.00        12/01/2023                  3,280
      7,160   Louisville/Jefferson County Metro Government           5.00        12/01/2024                  8,477
      3,725   Pikeville City Hospital Improvement                    5.75         3/01/2026                  4,307
                                                                                                        ----------
                                                                                                            38,825
                                                                                                        ----------
              LOUISIANA (2.7%)
      2,750   Jefferson Parish Hospital District No. 1 (INS)
                (PRE)(c)                                             5.50         1/01/2026                  3,284
      3,000   Jefferson Parish Hospital District No. 1 (INS)
                (PRE)(c)                                             5.38         1/01/2031                  3,566
      3,750   Local Government Environmental Facilities and
                Community Dev. Auth.                                 6.50         8/01/2029                  4,476
        700   New Orleans                                            5.00         6/01/2031                    849
      1,150   New Orleans                                            5.00         6/01/2032                  1,391

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,500   New Orleans                                            5.00%       12/01/2033             $    1,812
      1,500   New Orleans                                            5.00         6/01/2034                  1,802
      1,500   New Orleans                                            5.00        12/01/2035                  1,800
     14,000   Public Facilities Auth.                                3.50         6/01/2030                 14,713
      8,995   Public Facilities Auth.                                5.00         7/01/2033                 10,874
      2,250   Public Facilities Auth.                                5.00         5/15/2034                  2,727
     13,550   Public Facilities Auth.                                5.00         7/01/2034                 16,345
      3,500   Public Facilities Auth.                                4.00         5/15/2035                  3,817
      1,500   Public Facilities Auth.                                4.00         5/15/2036                  1,633
      2,000   Public Facilities Auth. (INS)                          5.00         6/01/2036                  2,369
      5,330   Shreveport (INS)                                       5.00        12/01/2031                  6,563
      5,125   Shreveport (INS)                                       5.00        12/01/2032                  6,293
      1,515   Shreveport (INS)                                       5.00        12/01/2033                  1,863
      1,500   Shreveport (INS)                                       5.00        12/01/2034                  1,838
      1,510   Shreveport (INS)                                       5.00        12/01/2035                  1,844
      6,000   State                                                  5.00         8/01/2028                  7,579
      2,440   Terrebonne Parish Hospital Service District No. 1      5.00         4/01/2022                  2,764
      2,570   Terrebonne Parish Hospital Service District No. 1      5.00         4/01/2023                  2,908
      2,000   Terrebonne Parish Hospital Service District No. 1      4.65         4/01/2024                  2,212
      4,250   Terrebonne Parish Hospital Service District No. 1      5.00         4/01/2028                  4,769
      5,000   Tobacco Settlement Financing Corp.                     5.00         5/15/2023                  6,027
     10,000   Tobacco Settlement Financing Corp.                     5.25         5/15/2031                 11,386
                                                                                                        ----------
                                                                                                           127,504
                                                                                                        ----------
              MAINE (0.4%)
      1,635   Health and Higher Educational Facilities Auth.         5.00         7/01/2024                  1,938
      1,000   Health and Higher Educational Facilities Auth.         5.00         7/01/2026                  1,173
     11,500   Health and Higher Educational Facilities Auth.         6.00         7/01/2026                 13,094
      1,000   Health and Higher Educational Facilities Auth.         5.00         7/01/2027                  1,165
                                                                                                        ----------
                                                                                                            17,370
                                                                                                        ----------
              MARYLAND (0.4%)
        100   Community Dev. Administration                          5.88         7/01/2016                    100
      2,500   EDC                                                    6.20         9/01/2022                  2,843
      5,000   Health and Higher Educational Facilities Auth.
                    (PRE)                                            6.00         1/01/2028                  5,406
      1,000   Health and Higher Educational Facilities Auth.         5.00         7/01/2033                  1,193
      1,000   Health and Higher Educational Facilities Auth.         5.00         7/01/2033                  1,227
      2,200   Health and Higher Educational Facilities Auth.         5.00         7/01/2034                  2,620
      1,000   Health and Higher Educational Facilities Auth.         5.00         7/01/2034                  1,225
      1,310   Health and Higher Educational Facilities Auth.         5.00         7/01/2035                  1,592
      1,000   Health and Higher Educational Facilities Auth.         5.00         7/01/2036                  1,214
                                                                                                        ----------
                                                                                                            17,420
                                                                                                        ----------
              MASSACHUSETTS (1.0%)
      5,545   Bay Transportation Auth.                               4.60(b)      7/01/2022                  4,377
      5,000   Bay Transportation Auth.                               4.70(b)      7/01/2024                  3,577
      1,600   Bay Transportation Auth.                               4.73(b)      7/01/2025                  1,090
        640   Dev. Finance Agency                                    5.00         7/01/2020                    714
      1,480   Dev. Finance Agency                                    5.00         7/01/2022                  1,707
      4,500   Dev. Finance Agency                                    6.25         1/01/2027                  5,383
      1,720   Dev. Finance Agency                                    5.00         7/01/2027                  1,928
      2,000   Dev. Finance Agency                                    5.00         7/01/2030                  2,209
      2,000   Dev. Finance Agency                                    5.00         7/01/2030                  2,485
      1,675   Dev. Finance Agency                                    5.00         7/01/2031                  2,074
      2,155   Dev. Finance Agency                                    5.00         4/15/2033                  2,483
      2,000   Dev. Finance Agency                                    5.00         7/01/2036                  2,429
      3,110   Health and Educational Facilities Auth.                5.00         7/01/2019                  3,467

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     9,000   Health and Educational Facilities Auth.                6.00%        7/01/2024             $   10,212
      4,000   Health and Educational Facilities Auth.                5.00         7/15/2027                  4,165
        110   Water Pollution Abatement Trust                        4.75         8/01/2025                    110
                                                                                                        ----------
                                                                                                            48,410
                                                                                                        ----------
              MICHIGAN (2.0%)
      3,000   Building Auth.                                         5.00        10/15/2029                  3,655
      2,000   Finance Auth. (NBGA)                                   5.00         5/01/2024                  2,439
      1,700   Finance Auth. (NBGA)                                   5.00         5/01/2025                  2,103
      8,200   Finance Auth.                                          5.00        12/01/2034                 10,186
      4,600   Finance Auth.                                          5.00        12/01/2035                  5,696
     10,000   Grand Traverse County Hospital Finance Auth.           5.00         7/01/2029                 11,478
      2,675   Hospital Finance Auth.                                 5.00        11/15/2019                  2,720
      3,400   Hospital Finance Auth.                                 5.00        11/15/2022                  3,453
     12,000   Kent Hospital Finance Auth.                            5.00        11/15/2029                 14,009
      2,775   Livonia Public Schools School District (INS)           5.00         5/01/2032                  3,420
      2,875   Livonia Public Schools School District (INS)           5.00         5/01/2033                  3,529
      2,965   Livonia Public Schools School District (INS)           5.00         5/01/2034                  3,625
      3,065   Livonia Public Schools School District (INS)           5.00         5/01/2035                  3,738
      2,770   Livonia Public Schools School District (INS)           5.00         5/01/2036                  3,365
     10,050   State Building Auth. (INS) (PRE)                       4.81(b)     10/15/2022                  7,545
      7,950   State Building Auth. (INS)                             4.81(b)     10/15/2022                  5,961
      3,000   State Trunk Line Fund                                  5.00        11/01/2019                  3,418
      2,000   State Trunk Line Fund                                  5.00        11/01/2020                  2,277
                                                                                                        ----------
                                                                                                            92,617
                                                                                                        ----------
              MINNESOTA (0.3%)
      1,080   Chippewa County                                        5.38         3/01/2022                  1,103
      5,120   Chippewa County                                        5.50         3/01/2027                  5,222
      1,650   Higher Education Facilities Auth. (PRE)                4.50        10/01/2027                  1,667
        850   Higher Education Facilities Auth.                      4.50        10/01/2027                    858
      3,500   St. Paul Housing and Redevelopment Auth. (PRE)         5.25         5/15/2026                  3,563
      1,750   St. Paul Housing and Redevelopment Auth.               5.00        11/15/2029                  2,137
      1,275   St. Paul Housing and Redevelopment Auth.               5.00        11/15/2030                  1,551
                                                                                                        ----------
                                                                                                            16,101
                                                                                                        ----------
              MISSISSIPPI (0.3%)
      2,000   Dev. Bank                                              5.00         4/01/2028                  2,401
      7,000   Dev. Bank (INS)                                        5.00         9/01/2030                  8,352
      1,650   Hospital Equipment and Facilities Auth.                5.00        12/01/2016                  1,672
      1,000   Hospital Equipment and Facilities Auth.                5.25        12/01/2021                  1,015
                                                                                                        ----------
                                                                                                            13,440
                                                                                                        ----------
              MISSOURI (1.1%)
      1,780   Cape Girardeau County Health Care Facilities IDA       5.00         6/01/2025                  2,101
     17,545   Cape Girardeau County Health Care Facilities IDA       5.00         6/01/2027                 17,610
      2,555   Cape Girardeau County Health Care Facilities IDA       5.00         6/01/2027                  2,983
      2,740   Cape Girardeau County Health Care Facilities IDA       6.00         3/01/2033                  3,022
      1,000   Cass County                                            5.00         5/01/2022                  1,011
      3,315   Cass County                                            5.38         5/01/2022                  3,355
      2,000   Cass County                                            5.50         5/01/2027                  2,022
      1,000   Dev. Finance Board                                     5.00         6/01/2030                  1,171
      4,215   Dev. Finance Board                                     5.00         6/01/2031                  4,913
      2,310   Health and Educational Facilities Auth.                5.00         5/01/2030                  2,638
      2,350   Health and Educational Facilities Auth.                5.25         5/01/2033                  2,704
      1,760   Riverside IDA (INS)                                    5.00         5/01/2020                  1,846
      1,380   Saint Louis County IDA                                 5.00         9/01/2023                  1,613

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,750   Saint Louis County IDA                                 5.50%        9/01/2033             $    3,189
      1,330   St. Joseph IDA (PRE)                                   5.00         4/01/2027                  1,374
      2,110   Stoddard County IDA                                    6.00         3/01/2037                  2,302
                                                                                                        ----------
                                                                                                            53,854
                                                                                                        ----------
              MONTANA (0.3%)
      6,500   Forsyth (INS)                                          4.65         8/01/2023                  6,524
      8,500   Forsyth                                                3.90         3/01/2031                  9,248
                                                                                                        ----------
                                                                                                            15,772
                                                                                                        ----------
              NEBRASKA (0.1%)
      1,250   Douglas County Hospital Auth.                          5.00        11/01/2028                  1,521
      1,600   Douglas County Hospital Auth.                          5.00        11/01/2030                  1,932
      2,400   Public Power Generation Agency                         5.00         1/01/2037                  2,947
                                                                                                        ----------
                                                                                                             6,400
                                                                                                        ----------
              NEVADA (1.5%)
      2,865   Clark County                                           5.00         5/15/2020                  2,913
      3,660   Clark County                                           5.00         7/01/2026                  4,707
      2,220   Clark County                                           5.00         7/01/2027                  2,872
     20,470   Clark County                                           5.00         7/01/2032                 25,058
     10,845   Clark County                                           5.00         7/01/2033                 13,231
     18,000   Humboldt County                                        5.15        12/01/2024                 19,965
                                                                                                        ----------
                                                                                                            68,746
                                                                                                        ----------
              NEW JERSEY (4.1%)
      1,135   Bayonne City (INS)                                     5.00         7/01/2034                  1,383
      1,000   Bayonne City (INS)                                     5.00         7/01/2035                  1,214
      1,000   Casino Reinvestment Dev. Auth. (INS)                   5.00        11/01/2029                  1,152
      1,000   Casino Reinvestment Dev. Auth. (INS)                   5.00        11/01/2030                  1,150
      7,300   EDA (ETM)                                              5.25         9/01/2019                  8,309
      2,700   EDA                                                    5.25         9/01/2019                  2,962
      5,000   EDA (INS)                                              5.00         7/01/2022                  5,060
      7,300   EDA (PRE)                                              5.25         9/01/2022                  8,714
      2,700   EDA                                                    5.25         9/01/2022                  3,008
      3,500   EDA                                                    4.45         6/01/2023                  3,858
     18,410   EDA                                                    5.00         3/01/2025                 20,628
     10,000   EDA (INS)                                              5.00         6/15/2025                 11,927
      5,125   EDA                                                    5.00         6/15/2025                  5,853
      2,500   EDA                                                    5.00         6/15/2026                  2,802
      9,000   EDA                                                    5.25         6/15/2033                 10,314
      1,800   Educational Facilities Auth. (INS)(g)                  4.00         7/01/2036                  1,992
      4,535   Essex County Improvement Auth. (INS)                   6.00        11/01/2025                  5,332
      2,000   Health Care Facilities Financing Auth. (INS)           5.00         7/01/2027                  2,455
      1,500   Health Care Facilities Financing Auth. (INS)           5.00         7/01/2030                  1,823
      1,455   New Brunswick Parking Auth. (INS)                      5.00         9/01/2035                  1,814
      2,000   New Brunswick Parking Auth. (INS)                      5.00         9/01/2036                  2,481
        500   Newark Housing Auth. (INS) (g)                         4.00        12/01/2029                    556
        750   Newark Housing Auth. (INS) (g)                         4.00        12/01/2030                    832
        500   Newark Housing Auth. (INS) (g)                         4.00        12/01/2031                    553
        500   South Jersey Transportation Auth.                      5.00        11/01/2030                    589
        750   South Jersey Transportation Auth.                      5.00        11/01/2031                    878
      1,085   South Jersey Transportation Auth.                      5.00        11/01/2034                  1,259
      1,000   State Building Auth.                                   4.00         6/15/2030                  1,042
     20,000   State Turnpike Auth.                                   5.00         1/01/2021                 21,993
     10,000   State Turnpike Auth.                                   5.00         1/01/2034                 12,241
      7,675   State Turnpike Auth.                                   5.00         1/01/2034                  9,501
      4,725   State Turnpike Auth.                                   5.00         1/01/2035                  5,831
      5,000   Tobacco Settlement Financing Corp.                     5.00         6/01/2017                  5,205
      5,000   Transportation Trust Fund Auth. (INS)                  5.25        12/15/2022                  5,730
     20,000   Transportation Trust Fund Auth.                        4.47(b)     12/15/2025                 14,267

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,000   Transportation Trust Fund Auth.                        5.25%        6/15/2033             $    2,295
      3,000   Transportation Trust Fund Auth.                        5.25         6/15/2034                  3,432
                                                                                                        ----------
                                                                                                           190,435
                                                                                                        ----------
              NEW MEXICO (0.5%)
     20,000   Farmington Pollution Control                           4.70         5/01/2024                 22,432
                                                                                                        ----------

              NEW YORK (7.5%)
      2,500   Albany IDA (PRE)                                       5.75        11/15/2022                  2,680
      3,700   Chautauqua Tobacco Asset Securitization Corp.          5.00         6/01/2034                  4,033
      4,760   Dormitory Auth.                                        5.30         2/15/2017                  4,780
     12,560   Dormitory Auth. (ETM)                                  5.30         2/15/2019                 13,404
      5,000   Dormitory Auth.                                        5.00         7/01/2020                  5,001
     24,935   Dormitory Auth. (PRE)                                  5.00         7/01/2022                 26,029
         15   Dormitory Auth. (ETM)                                  5.00         5/01/2023                     19
        735   Dormitory Auth.                                        5.00         5/01/2023                    868
         15   Dormitory Auth. (PRE)                                  5.00         5/01/2024                     19
        735   Dormitory Auth.                                        5.00         5/01/2024                    861
         25   Dormitory Auth. (PRE)                                  5.00         5/01/2025                     31
      1,175   Dormitory Auth.                                        5.00         5/01/2025                  1,367
         20   Dormitory Auth. (PRE)                                  5.00         5/01/2026                     25
        980   Dormitory Auth.                                        5.00         5/01/2026                  1,131
      1,000   Dormitory Auth. (INS)                                  5.00        10/01/2027                  1,260
      1,000   Dormitory Auth. (INS)                                  5.00        10/01/2028                  1,258
      1,300   Dormitory Auth. (INS)                                  5.00        10/01/2029                  1,630
     20,000   Dormitory Auth.                                        5.00         2/15/2032                 25,019
      2,000   Erie County IDA                                        5.00         5/01/2028                  2,460
     17,075   Long Island Power Auth.                                5.00         4/01/2023                 18,590
      5,000   Monroe County IDC (NBGA)                               5.75         8/15/2030                  5,974
      8,000   MTA (PRE)                                              6.25        11/15/2023                  9,046
      2,000   MTA                                                    6.25        11/15/2023                  2,268
      2,500   MTA (INS) (PRE)                                        5.00        11/15/2024                  2,652
      6,800   MTA (PRE)                                              5.00        11/15/2024                  7,212
     16,565   MTA                                                    5.00        11/15/2024                 16,860
     10,000   MTA                                                    5.00        11/15/2034                 12,417
      2,000   MTA                                                    5.00        11/15/2034                  2,483
      2,000   MTA                                                    5.00        11/15/2035                  2,472
      3,000   MTA                                                    5.00        11/15/2035                  3,708
     30,000   MTA                                                    4.00        11/15/2036                 33,855
      1,100   Nassau County                                          5.00         1/01/2035                  1,350
      1,150   Nassau County                                          5.00         1/01/2036                  1,406
         70   New York City                                          5.75         8/01/2016                     70
      5,000   New York City                                          5.13        11/15/2022                  5,540
      2,625   New York City (PRE)                                    5.13        12/01/2022                  2,788
      1,705   New York City                                          5.13        12/01/2022                  1,816
      3,610   New York City (PRE)                                    5.13        12/01/2023                  3,834
      2,390   New York City                                          5.13        12/01/2023                  2,546
        815   New York City (PRE)                                    5.00         8/01/2024                    853
      4,425   New York City                                          5.00         8/01/2024                  4,640
      5,000   New York City                                          5.25        11/15/2024                  5,549
      2,995   New York City (PRE)                                    5.00         2/01/2025                  3,203
      2,005   New York City                                          5.00         2/01/2025                  2,145
      3,500   New York City Transitional Finance Auth.               5.00         1/15/2022                  3,892
          5   New York City Transitional Finance Auth. (PRE)         5.00         5/01/2026                      6
     24,995   New York City Transitional Finance Auth.               5.00         5/01/2026                 27,998
     15,350   New York City Transitional Finance Auth.               5.00         7/15/2034                 18,909
     12,485   New York City Transitional Finance Auth.               5.00         7/15/2035                 15,335
     13,420   New York City Transitional Finance Auth.               4.00         2/01/2036                 15,460
        575   Newburgh City                                          5.00         6/15/2023                    662
      2,250   Niagara Area Dev. Corp.                                4.00        11/01/2024                  2,315
      1,670   Niagara Falls City School District (INS)               5.00         6/15/2023                  2,053
      1,450   Niagara Falls City School District (INS)               5.00         6/15/2024                  1,814
      1,670   Niagara Falls City School District (INS)               5.00         6/15/2025                  2,076

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,585   Rockland County                                        3.50%       10/01/2021             $    1,666
      1,190   Rockland County                                        3.63        10/01/2022                  1,251
      1,560   Rockland County                                        3.63        10/01/2023                  1,640
      1,665   Rockland County                                        3.63        10/01/2024                  1,752
        790   Saratoga County Capital Resource Corp.                 5.00        12/01/2028                    952
        220   Suffolk County EDC (PRE)                               5.00         7/01/2028                    263
      1,280   Suffolk County EDC                                     5.00         7/01/2028                  1,462
      1,350   Westchester County Local Dev. Corp.                    5.00         1/01/2028                  1,571
      2,600   Yonkers (INS) (c)                                      5.00        10/01/2023                  3,080
                                                                                                        ----------
                                                                                                           349,309
                                                                                                        ----------
              NORTH CAROLINA (0.7%)
      3,000   Eastern Municipal Power Agency (PRE)                   5.00         1/01/2024                  3,198
      5,000   Eastern Municipal Power Agency (PRE)                   5.00         1/01/2026                  5,532
      1,500   Medical Care Commission                                5.00        10/01/2025                  1,736
      4,805   Medical Care Commission                                6.38         7/01/2026                  5,785
      5,500   Medical Care Commission                                5.00         7/01/2027                  5,734
      1,850   Medical Care Commission                                5.00        10/01/2030                  2,069
      2,000   Municipal Power Agency No. 1 (PRE)                     5.25         1/01/2020                  2,140
      3,600   Turnpike Auth. (INS)                                   5.00         1/01/2022                  3,913
      3,330   Turnpike Auth. (INS)                                   5.13         1/01/2024                  3,638
                                                                                                        ----------
                                                                                                            33,745
                                                                                                        ----------
              NORTH DAKOTA (0.3%)
     11,085   Grand Forks City Health Care System                    5.00        12/01/2029                 12,665
                                                                                                        ----------
              OHIO (1.9%)
      9,000   Air Quality Dev. Auth.                                 5.70         8/01/2020                  9,966
      3,000   American Municipal Power, Inc.                         5.00         2/15/2021                  3,415
      2,760   American Municipal Power, Inc.                         5.00         2/15/2022                  3,133
      7,165   Buckeye Tobacco Settlement Financing Auth.             5.13         6/01/2024                  7,053
      2,000   Cleveland Airport System                               5.00         1/01/2030                  2,306
      1,000   Cleveland Airport System                               5.00         1/01/2031                  1,149
      2,805   Dayton City School District                            5.00        11/01/2028                  3,727
      3,655   Dayton City School District                            5.00        11/01/2029                  4,926
      3,160   Dayton City School District                            5.00        11/01/2030                  4,289
      2,000   Dayton City School District                            5.00        11/01/2031                  2,738
        555   Fairview Park City (INS)                               4.13        12/01/2020                    557
      4,365   Hamilton County                                        4.30(b)     12/01/2025                  3,525
      9,000   Hancock County Hospital Facilities                     6.50        12/01/2030                 10,990
      1,750   Miami County                                           5.25         5/15/2021                  1,757
      2,000   Miami County                                           5.25         5/15/2026                  2,008
        750   Southeastern Ohio Port Auth.                           5.50        12/01/2029                    854
        750   Southeastern Ohio Port Auth.                           5.00        12/01/2035                    817
      1,000   State                                                  5.00         5/01/2031                  1,208
        500   State                                                  5.00         5/01/2033                    600
      7,210   State Hospital System                                  5.00         1/15/2034                  8,776
      6,000   State Hospital System                                  5.00         1/15/2035                  7,280
      3,070   State Hospital System                                  5.00         1/15/2036                  3,714
      2,000   Turnpike and Infrastructure Commission                 5.25         2/15/2029                  2,472
                                                                                                        ----------
                                                                                                            87,260
                                                                                                        ----------
              OKLAHOMA (0.7%)
      5,360   Cherokee Nation (INS)(a)                               4.60        12/01/2021                  5,425
      2,705   Chickasaw Nation(a)                                    5.38        12/01/2017                  2,784
      5,000   Chickasaw Nation(a)                                    6.00        12/01/2025                  5,547
      2,020   Comanche County Hospital Auth.                         5.00         7/01/2021                  2,241
      1,400   Norman Regional Hospital Auth.                         5.50         9/01/2024                  1,410
     13,100   Norman Regional Hospital Auth.                         5.00         9/01/2027                 13,466
                                                                                                        ----------
                                                                                                            30,873
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              OREGON (0.1%)
$     1,000   Washington, Yamhill and Multnomah Counties
                Hillsboro School District No. 1J (INS) (PRE)         4.58%(b)     6/15/2025             $      691
      5,900   Washington, Yamhill and Multnomah Counties
                Hillsboro School District No. 1J (INS) (PRE)         4.59(b)      6/15/2026                  3,894
                                                                                                        ----------
                                                                                                             4,585
                                                                                                        ----------
              PENNSYLVANIA (4.6%)
      1,410   Allegheny County Higher Education Building
                Auth. (PRE)                                          5.13         3/01/2025                  1,677
      1,000   Allegheny County IDA                                   5.00         9/01/2021                  1,004
      1,220   Allegheny County IDA                                   5.10         9/01/2026                  1,224
      5,000   Beaver County IDA                                      2.15         3/01/2017                  5,019
      3,000   Bethlehem Auth. (INS)                                  5.00        11/15/2030                  3,598
      1,885   Butler County Hospital Auth.                           5.00         7/01/2035                  2,215
      1,000   Chester County IDA                                     5.00        10/01/2034                  1,115
      5,000   Commonwealth Financing Auth.                           5.00         6/01/2034                  5,937
      6,500   Cumberland County Municipal Auth.                      4.00        12/01/2026                  6,961
      2,000   Dauphin County General Auth.                           4.00         6/01/2030                  2,263
      1,000   Dauphin County General Auth.                           4.00         6/01/2031                  1,128
      1,000   Delaware County Auth.                                  5.00        10/01/2025                  1,103
      2,720   Delaware River Port Auth.                              5.00         1/01/2025                  3,161
     13,000   Economic Dev. Financing Auth.                          4.00        10/01/2023                 14,505
      1,730   Higher Educational Facilities Auth.                    5.25         7/15/2025                  2,085
      2,020   Higher Educational Facilities Auth.                    5.25         7/15/2026                  2,420
      2,125   Higher Educational Facilities Auth.                    5.25         7/15/2027                  2,523
      2,245   Higher Educational Facilities Auth.                    5.25         7/15/2028                  2,657
      2,415   Higher Educational Facilities Auth.                    5.00         7/15/2030                  2,797
      1,625   Higher Educational Facilities Auth.                    5.00         7/01/2032                  1,880
      1,965   Higher Educational Facilities Auth.                    5.25         7/15/2033                  2,306
      1,615   Lancaster County Hospital Auth. (PRE)                  5.00        11/01/2026                  1,639
      5,000   Luzerne County (INS)                                   5.00        11/15/2029                  5,958
      1,200   Montgomery County IDA                                  5.00        11/15/2023                  1,418
      2,750   Montgomery County IDA                                  5.00        11/15/2024                  3,236
      1,000   Montour School District (INS)                          5.00         4/01/2033                  1,223
      1,500   Montour School District (INS)                          5.00         4/01/2034                  1,826
      1,500   Montour School District (INS)                          5.00         4/01/2035                  1,822
      1,525   Northeastern Hospital and Education Auth.              5.00         3/01/2037                  1,805
      1,250   Public School Building Auth. (NBGA)                    5.00         4/01/2023                  1,412
     15,380   Public School Building Auth. (INS)(g)                  4.00        12/01/2031                 17,191
      3,500   Turnpike Commission                                    5.00        12/01/2032                  4,240
      1,500   Turnpike Commission                                    5.00        12/01/2032                  1,805
      7,145   Turnpike Commission                                    5.00        12/01/2033                  8,629
      4,345   Turnpike Commission                                    5.00        12/01/2033                  5,212
     25,000   Turnpike Commission                                    4.00         6/01/2034                 27,468
      6,250   Turnpike Commission                                    5.00        12/01/2034                  7,525
      2,000   Turnpike Commission                                    5.00        12/01/2034                  2,449
      3,000   Turnpike Commission                                    5.00        12/01/2034                  3,584
     10,655   Turnpike Commission                                    5.00         6/01/2035                 12,789
      5,700   Turnpike Commission                                    5.00        12/01/2035                  6,842
      2,000   Turnpike Commission                                    5.00        12/01/2035                  2,444
      3,320   Turnpike Commission                                    5.00        12/01/2035                  3,954
      5,750   Turnpike Commission                                    5.00         6/01/2036                  6,916
      8,255   Turnpike Commission                                    5.00         6/01/2036                  9,878
      3,690   Turnpike Commission                                    5.00        12/01/2036                  4,385
                                                                                                        ----------
                                                                                                           213,228
                                                                                                        ----------

================================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              PUERTO RICO (0.1%)
$     2,600   Industrial, Tourist, Educational, Medical, and
                Environmental Control Facilities Financing Auth.     5.00%        4/01/2027             $    2,449
                                                                                                        ----------
              RHODE ISLAND (0.5%)
      5,500   Health and Educational Building Corp. (INS)            5.00         5/15/2026                  5,519
      2,000   Health and Educational Building Corp.                  6.00         9/01/2033                  2,336
      2,000   Tobacco Settlement Financing Corp.                     5.00         6/01/2028                  2,355
      2,000   Tobacco Settlement Financing Corp.                     5.00         6/01/2029                  2,328
      2,500   Tobacco Settlement Financing Corp.                     5.00         6/01/2030                  2,903
      1,350   Turnpike and Bridge Auth.                              5.00        10/01/2033                  1,659
      4,345   Turnpike and Bridge Auth.                              5.00        10/01/2035                  5,305
                                                                                                        ----------
                                                                                                            22,405
                                                                                                        ----------
              SOUTH CAROLINA (1.5%)
      5,870   Association of Governmental Organizations
                Educational Facilities Corp. (INS) (PRE)             4.75        12/01/2026                  5,975
      6,325   Association of Governmental Organizations
                Educational Facilities Corp. (INS) (PRE)             4.75        12/01/2026                  6,437
      5,000   Lexington County Health Services District, Inc.        5.00        11/01/2024                  5,278
      7,335   Lexington County Health Services District, Inc.        5.00        11/01/2026                  7,738
      7,200   Piedmont Municipal Power Agency (INS)                  5.00         1/01/2028                  8,338
      2,700   Piedmont Municipal Power Agency (INS)                  5.00         1/01/2028                  3,127
      9,835   Public Service Auth.                                   5.00        12/01/2034                 12,188
      7,000   Public Service Auth.                                   5.00        12/01/2035                  8,682
      8,500   Public Service Auth.                                   5.00        12/01/2036                 10,491
                                                                                                        ----------
                                                                                                            68,254
                                                                                                        ----------
              SOUTH DAKOTA (0.0%)
      1,700   Health and Educational Facilities Auth.                5.00        11/01/2024                  1,913
                                                                                                        ----------
              TENNESSEE (0.6%)
      5,000   Davidson County Health and Educational
                Facilities Board                                     5.00         7/01/2035                  6,088
      5,110   Jackson Health, Educational, and Housing
                Facility Board (PRE)                                 5.25         4/01/2023                  5,523
      1,890   Jackson Health, Educational, and Housing
                Facility Board                                       5.25         4/01/2023                  2,035
      2,125   Johnson City Health and Educational Facilities
                Board                                                5.25         7/01/2026                  2,125
     14,750   Sullivan County Health, Educational and
                Housing Facilities Board                             5.25         9/01/2026                 14,862
                                                                                                        ----------
                                                                                                            30,633
                                                                                                        ----------
              TEXAS (11.3%)
      2,300   Austin (INS)                                           5.00        11/15/2024                  2,309
      5,610   Austin Utility Systems (INS)                           5.15(b)      5/15/2017                  5,571
      3,155   Bastrop ISD (NBGA)                                     5.60(b)      2/15/2017                  3,144
      3,715   Bexar County Health Facilities Dev. Corp.              5.00         7/01/2027                  3,817
      2,740   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                              5.00        12/01/2025                  3,138
      2,990   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                              5.00        12/01/2027                  3,355
      1,640   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                              5.00        12/01/2028                  1,833
      1,600   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                              5.00        12/01/2029                  1,788
      1,700   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                              5.00        12/01/2030                  1,893

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     5,150   Board of Managers, Joint Guadalupe County -
                City of Seguin Hospital                              5.25%       12/01/2035             $    5,810
      4,240   Boerne ISD (NBGA)                                      3.66(b)      2/01/2026                  3,194
      2,680   Central Regional Mobility Auth. (INS) (PRE)            4.55         1/01/2020                  2,734
      3,445   Central Regional Mobility Auth. (INS) (PRE)            4.60         1/01/2021                  3,514
        700   Central Regional Mobility Auth.                        5.00         1/01/2021                    786
        500   Central Regional Mobility Auth.                        5.00         1/01/2022                    563
        885   Central Regional Mobility Auth.                        5.90(b)      1/01/2022                    755
        500   Central Regional Mobility Auth.                        5.00         1/01/2023                    588
      7,000   Central Regional Mobility Auth.(c)                     6.25(b)      1/01/2024                  5,596
      2,500   Central Regional Mobility Auth. (PRE)                  5.75         1/01/2025                  2,922
      2,535   Central Regional Mobility Auth.                        6.50(b)      1/01/2026                  1,892
      3,500   Central Regional Mobility Auth.                        5.00         1/01/2033                  3,970
      1,250   Central Regional Mobility Auth.                        5.00         1/01/2034                  1,516
      1,700   Central Regional Mobility Auth.                        5.00         1/01/2034                  2,062
      1,100   Central Regional Mobility Auth.                        5.00         1/01/2035                  1,330
      1,650   Central Regional Mobility Auth.                        5.00         1/01/2035                  1,995
      1,625   Central Regional Mobility Auth.                        5.00         1/01/2036                  1,961
      2,000   Dallas/Fort Worth International Airport                5.25        11/01/2028                  2,497
      7,500   Dallas/Fort Worth International Airport                5.25        11/01/2029                  9,304
      1,000   Decatur Hospital Auth.                                 5.25         9/01/2029                  1,126
      1,000   Decatur Hospital Auth.                                 5.00         9/01/2034                  1,084
     13,745   Denton ISD (NBGA)                                      5.03(b)      8/15/2023                  9,702
     16,500   Denton ISD (NBGA)                                      5.06(b)      8/15/2024                 11,056
      1,215   Downtown Redevelopment Auth. (INS)                     5.00         9/01/2029                  1,476
      1,380   Downtown Redevelopment Auth. (INS)                     5.00         9/01/2030                  1,671
      2,000   Downtown Redevelopment Auth. (INS)                     5.00         9/01/2031                  2,409
      1,500   Downtown Redevelopment Auth. (INS)                     5.00         9/01/2032                  1,800
      2,680   Downtown Redevelopment Auth. (INS)                     5.00         9/01/2033                  3,207
      2,840   Ennis ISD (PRE)                                        4.58(b)      8/15/2025                  1,888
        875   Ennis ISD (NBGA)                                       4.58(b)      8/15/2025                    582
      2,845   Ennis ISD (PRE)                                        4.60(b)      8/15/2026                  1,804
        875   Ennis ISD (NBGA)                                       4.60(b)      8/15/2026                    555
      4,710   Harris County Cultural Education Facilities
                Finance Corp.                                        5.00        12/01/2027                  5,623
      1,400   Harris County Cultural Education Facilities
                Finance Corp.                                        5.00         6/01/2028                  1,610
     40,000   Harris County IDC                                      5.00         2/01/2023                 44,615
        750   Harris County Municipal Utility District (INS)         5.00         3/01/2030                    919
      2,030   Harris County Municipal Utility District (INS)         5.00         3/01/2031                  2,476
      2,500   Harris County Municipal Utility District (INS)         5.00         3/01/2032                  3,039
      5,615   Houston                                                5.00         9/01/2032                  6,794
      5,345   Houston                                                5.00         9/01/2033                  6,445
      2,150   Houston                                                5.00         9/01/2034                  2,591
      1,575   Houston                                                5.00         9/01/2035                  1,891
      4,000   Houston Airport System                                 5.00         7/01/2024                  4,337
      7,000   Houston Airport System                                 5.00         7/01/2025                  7,582
      2,300   Houston Convention & Entertainment Facilities
                Department                                           5.00         9/01/2029                  2,816
      1,000   Houston Convention & Entertainment Facilities
                Department                                           5.00         9/01/2030                  1,218
      3,850   Houston Higher Education Finance Corp.                 5.25         9/01/2031                  4,560
      4,075   Houston Higher Education Finance Corp.                 5.25         9/01/2032                  4,814
      2,635   Houston ISD Public Facility Corp. (INS)                5.38(b)      9/15/2016                  2,631
      6,955   Houston ISD Public Facility Corp. (INS)                5.38(b)      9/15/2016                  6,946
      3,885   Houston ISD Public Facility Corp. (INS)                5.40(b)      9/15/2017                  3,839
     10,000   Houston Utility System                                 5.00        11/15/2034                 12,659
      4,000   Karnes County Hospital District                        5.00         2/01/2029                  4,552
      4,000   Karnes County Hospital District                        5.00         2/01/2034                  4,515
      4,555   Lower Colorado River Auth. (INS)                       4.38         5/15/2025                  4,560
      2,000   Lower Colorado River Auth. (INS)                       4.38         5/15/2026                  2,002
        605   Marlin ISD Public Facility Corp.(d)                    5.85         2/15/2018                    609
      3,100   Mesquite Health Facilities Dev. Corp.                  5.00         2/15/2026                  3,737
      1,075   Mesquite Health Facilities Dev. Corp.                  5.00         2/15/2035                  1,225

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,040   Midlothian Dev. Auth. (INS)                            5.00%       11/15/2018             $    2,075
      2,235   Midlothian Dev. Auth. (INS)                            5.00        11/15/2021                  2,273
      1,695   Midlothian Dev. Auth. (INS)                            5.00        11/15/2026                  1,708
      2,025   Midlothian Dev. Auth.                                  5.13        11/15/2026                  2,035
      2,155   New Braunfels ISD (NBGA)                               3.04(b)      2/01/2023                  1,865
      7,500   New Hope Cultural Education Facilities Corp.           5.00         7/01/2030                  8,710
      9,000   New Hope Cultural Education Facilities Corp.           5.00         7/01/2035                 10,268
      7,000   North East Texas Regional Mobility Auth.               5.00         1/01/2036                  8,387
      5,485   North East Texas Regional Mobility Auth.               5.00         1/01/2036                  6,526
      2,190   North Texas Tollway Auth. (PRE)                        6.00         1/01/2023                  2,366
        310   North Texas Tollway Auth.                              6.00         1/01/2023                    332
     15,000   North Texas Tollway Auth.                              6.00         1/01/2025                 16,699
     20,000   North Texas Tollway Auth. (INS)                        3.85(b)      1/01/2029                 13,997
      1,500   North Texas Tollway Auth.                              5.00         1/01/2031                  1,811
      8,000   North Texas Tollway Auth.                              5.00         1/01/2032                  9,763
      1,515   North Texas Tollway Auth.                              5.00         1/01/2034                  1,878
      7,500   North Texas Tollway Auth.                              5.00         1/01/2034                  9,146
      1,200   North Texas Tollway Auth.                              5.00         1/01/2035                  1,482
      1,385   North Texas Tollway Auth.                              5.00         1/01/2036                  1,704
      2,230   Permanent Univ. Fund                                   5.00         7/01/2032                  2,827
      3,250   Permanent Univ. Fund                                   5.00         7/01/2033                  4,105
      2,500   Permanent Univ. Fund                                   5.00         7/01/2034                  3,146
      9,205   Sabine River Auth. (INS)                               4.95         3/01/2018                  9,753
      2,000   San Leanna Education Facilities Corp.                  5.00         6/01/2018                  2,071
      1,965   San Leanna Education Facilities Corp.                  5.13         6/01/2023                  2,025
      1,000   San Leanna Education Facilities Corp.                  5.13         6/01/2024                  1,030
      1,545   San Leanna Education Facilities Corp.                  5.13         6/01/2025                  1,590
      1,645   Tarrant County Cultural Education Facilities
                Finance Corp. (PRE)                                  5.25        11/15/2022                  1,750
      2,105   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.25        11/15/2022                  2,222
      1,100   Tarrant County Cultural Education Facilities
                Finance Corp.                                        6.00        11/15/2026                  1,122
      8,300   Tarrant County Cultural Education Facilities
                Finance Corp.                                        5.13         5/15/2027                  8,381
     13,000   Transportation Commission (PRE)                        4.50         4/01/2026                 13,388
      7,235   Transportation Commission                              5.00        10/01/2026                  9,625
     10,000   Transportation Commission                              5.00         8/15/2033                 11,966
      8,500   Transportation Commission                              5.00         8/15/2034                 10,150
      7,000   Trophy Club Public Improvement District No. 1
                (INS)                                                5.00         6/01/2033                  8,385
      7,170   Tyler Health Facilities Dev. Corp.                     5.25        11/01/2019                  7,536
      7,945   Tyler Health Facilities Dev. Corp.                     5.25        11/01/2021                  8,334
      3,360   Tyler Health Facilities Dev. Corp.                     5.25        11/01/2022                  3,518
      3,800   Tyler Health Facilities Dev. Corp.                     5.25        11/01/2023                  3,973
      8,745   Tyler Health Facilities Dev. Corp.                     5.25         7/01/2026                  9,039
     10,000   Tyler Health Facilities Dev. Corp.                     5.50         7/01/2027                 11,453
      7,875   Univ. of Texas System (PRE)                            4.25         8/15/2025                  8,054
      2,125   Univ. of Texas System                                  4.25         8/15/2025                  2,173
      5,970   Williamson County (INS) (PRE)                          5.13         2/15/2022                  6,138
                                                                                                        ----------
                                                                                                           523,581
                                                                                                        ----------
              U.S. VIRGIN ISLANDS (0.2%)
      6,500   Public Finance Auth.(a)                                5.00         9/01/2030                  7,877
                                                                                                        ----------
              UTAH (0.2%)
     18,631   Jordanelle Special Service District,(a),(d),(h)        4.44         8/01/2030                  8,385
                                                                                                        ----------
              VERMONT (0.3%)
      9,000   EDA                                                    5.00        12/15/2020                 10,434

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     2,500   Educational and Health Buildings Financing Agency      5.00%       12/01/2036             $    3,079
                                                                                                        ----------
                                                                                                            13,513
                                                                                                        ----------
              VIRGINIA (0.8%)
      1,750   Albemarle County IDA                                   5.00         1/01/2024                  1,768
      2,290   College Building Auth.                                 5.00         6/01/2021                  2,293
     11,280   College Building Auth.                                 5.00         6/01/2026                 11,287
     14,924   Farms of New Kent Community Dev. Auth. (d),(i)         5.13         3/01/2036                  3,732
     10,000   Roanoke County EDA                                     5.00         7/01/2025                 11,439
      1,000   Small Business Financing Auth.                         5.13         9/01/2022                  1,045
        750   Stafford County EDA                                    5.00         6/15/2033                    919
      2,620   Stafford County EDA                                    5.00         6/15/2034                  3,203
      1,930   Stafford County EDA                                    5.00         6/15/2035                  2,352
                                                                                                        ----------
                                                                                                            38,038
                                                                                                        ----------
              WASHINGTON (0.1%)
      5,000   Tobacco Settlement Auth.                               5.25         6/01/2031                  5,674
                                                                                                        ----------
              WISCONSIN (0.6%)
      1,500   Health and Educational Facilities Auth. (PRE)          5.00         8/15/2026                  1,850
      2,000   Health and Educational Facilities Auth.                5.00         7/15/2028                  2,317
      1,935   Health and Educational Facilities Auth. (PRE)          5.00         8/15/2029                  2,386
      5,000   Health and Educational Facilities Auth.                5.13         4/15/2031                  5,847
      1,000   Health and Educational Facilities Auth.                5.00         8/15/2034                  1,191
      9,830   Health and Educational Facilities Auth.                4.00        11/15/2036                 11,013
      1,500   Public Finance Auth.                                   4.05        11/01/2030                  1,576
                                                                                                        ----------
                                                                                                            26,180
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $3,683,604)                                            3,971,643
                                                                                                        ----------
              PUT BONDS (6.5%)

              ARIZONA (1.0%)
     16,000   Health Facilities Auth.                                2.26(j)       2/01/2048                16,311
     30,000   Health Facilities Auth.                                2.26(j)       2/01/2048                30,483
                                                                                                        ----------
                                                                                                            46,794
                                                                                                        ----------
              ARKANSAS (0.6%)
     29,000   Dev. Finance Auth.                                     1.96(j)       9/01/2044                28,741
                                                                                                        ----------
              CALIFORNIA (0.6%)
     10,000   Bay Area Toll Auth.                                    1.31(j)       4/01/2045                 9,885
     17,000   Bay Area Toll Auth.                                    1.51(j)       4/01/2045                16,890
                                                                                                        ----------
                                                                                                            26,775
                                                                                                        ----------
              FLORIDA (0.4%)
     16,000   Putnam County Dev. Auth. (INS)                         5.35          3/15/2042                17,225
                                                                                                        ----------
              ILLINOIS (0.2%)
      7,500   Educational Facilities Auth.                           4.75         11/01/2036                 7,587
                                                                                                        ----------
              INDIANA (0.1%)
      4,000   Rockport Pollution Control                             1.75          6/01/2025                 4,038
                                                                                                        ----------

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              LOUISIANA (0.4%)
$    16,750   St. Charles Parish                                     4.00%       12/01/2040             $   18,550
                                                                                                        ----------
              MASSACHUSETTS (0.2%)
      6,000   Dev. Finance Agency (PRE)                              5.75        12/01/2042                  6,839
                                                                                                        ----------
              MICHIGAN (0.3%)
     15,000   Hospital Finance Auth.                                 6.00        12/01/2034                 16,110
                                                                                                        ----------
              NEW JERSEY (0.4%)
     20,000   Transportation Trust Fund Auth.                        1.61(j)      6/15/2034                 19,300
                                                                                                        ----------
              NEW MEXICO (0.7%)
     10,000   Farmington                                             4.75         6/01/2040                 10,333
     20,000   Farmington                                             5.20         6/01/2040                 22,345
                                                                                                        ----------
                                                                                                            32,678
                                                                                                        ----------
              OHIO (0.7%)
     30,000   Ohio Water Dev. Auth.                                  4.00        12/01/2033                 31,081
                                                                                                        ----------
              PENNSYLVANIA (0.6%)
      8,800   Beaver County IDA                                      2.70         4/01/2035                  8,845
     11,000   Berks County Municipal Auth.                           1.91(j)     11/01/2039                 11,087
      8,750   Economic Dev. Financing Auth.                          2.55        11/01/2041                  8,746
                                                                                                        ----------
                                                                                                            28,678
                                                                                                        ----------
              TEXAS (0.3%)
     14,935   San Antonio Housing Trust Finance Corp. (NBGA)         3.50         4/01/2043                 16,019
                                                                                                        ----------
              Total Put Bonds (cost: $290,486)                                                             300,415
                                                                                                        ----------
              ADJUSTABLE-RATE NOTES (0.4%)

              NEW JERSEY (0.4%)
     10,000   EDA                                                    1.96         9/01/2027                  8,987
     10,000   EDA                                                    2.01         3/01/2028                  8,972
                                                                                                        ----------
                                                                                                            17,959
                                                                                                        ----------
              Total Adjustable-Rate Notes (cost: $20,000)                                                   17,959
                                                                                                        ----------
              VARIABLE-RATE DEMAND NOTES (7.3%)

              ARIZONA (0.4%)
     20,000   Phoenix IDA (LIQ) (LOC - Deutsche Bank A.G.)(a)        0.60         6/01/2042                 20,000
                                                                                                        ----------
              CALIFORNIA (0.5%)
      2,375   Infrastructure and Economic Dev. Bank
                (LOC - California Bank & Trust)                      0.63        10/01/2028                  2,375
     11,000   State (LIQ) (LOC - Dexia Credit Local) (a)             0.59         8/01/2027                 11,000
      5,790   State (LIQ) (LOC - Dexia Credit Local) (a)             0.59         8/01/2027                  5,790
      4,815   Victorville Joint Powers Financing Auth.
                (LOC - BNP Paribas)                                  1.16         5/01/2040                  4,815
                                                                                                        ----------
                                                                                                            23,980
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              CONNECTICUT (0.1%)
$     5,000   State(k)                                               0.65%        7/01/2017             $    5,000
                                                                                                        ----------
              DISTRICT OF COLUMBIA (0.4%)
     20,560   Howard Univ. (LIQ) (LOC - Deutsche Bank A.G.)(a)       0.68        10/01/2041                 20,560
                                                                                                        ----------
              FLORIDA (0.4%)
     16,400   Escambia County                                        0.55         4/01/2039                 16,400
                                                                                                        ----------
              IDAHO (0.3%)
     12,225   Housing and Finance Association (k)                    0.64         1/01/2038                 12,225
                                                                                                        ----------
              ILLINOIS (0.8%)
      7,000   Chicago Board of Education (LIQ)
                (LOC - Deutsche Bank A.G.) (a)                       0.93        12/01/2039                  7,000
     29,495   State (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.74         2/01/2039                 29,495
                                                                                                        ----------
                                                                                                            36,495
                                                                                                        ----------
              KENTUCKY (0.1%)
      5,000   Economic Dev. Finance Auth. (INS) (LIQ) (a)            0.61         1/04/2018                  5,000
                                                                                                        ----------
              LOUISIANA (1.8%)
     45,100   St. James Parish                                       0.65        11/01/2040                 45,100
     40,000   St. James Parish                                       0.70        11/01/2040                 40,000
                                                                                                        ----------
                                                                                                            85,100
                                                                                                        ----------
              MISSISSIPPI (0.1%)
      5,000   Perry County Pollution Control (NBGA) (a)              0.60         2/01/2022                  5,000
                                                                                                        ----------
              OKLAHOMA (0.3%)
     12,800   Garfield County Industrial Auth.                       0.44         1/01/2025                 12,800
                                                                                                        ----------
              TENNESSEE (0.7%)
     30,000   Chattanooga Health and Educational Facilities Board    0.60         5/01/2039                 30,000
                                                                                                        ----------
              TEXAS (1.0%)
      4,100   Port of Port Arthur Navigation District                0.54        12/01/2039                  4,100
     12,000   Port of Port Arthur Navigation District                0.54        12/01/2039                 12,000
      3,100   Port of Port Arthur Navigation District                0.54        12/01/2039                  3,100
     18,900   Port of Port Arthur Navigation District                0.54        11/01/2040                 18,900
      9,800   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                 0.74         6/01/2038                  9,800
                                                                                                        ----------
                                                                                                            47,900
                                                                                                        ----------
              WYOMING (0.4%)
     17,700   Gillette                                               0.47         1/01/2018                 17,700
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $338,160)                                            338,160
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $4,332,250)                                                      $4,628,177
                                                                                                        ==========

================================================================================

21  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

($ IN 000s)                                                   VALUATION HIERARCHY
                                                              -------------------

ASSETS                                         LEVEL 1              LEVEL 2         LEVEL 3                  TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                      $       --     $      3,959,526    $     12,117     $        3,971,643
Put Bonds                                           --              300,415              --                300,415
Adjustable-Rate Notes                               --               17,959              --                 17,959
Variable-Rate Demand Notes                          --              338,160              --                338,160
------------------------------------------------------------------------------------------------------------------
Total                                       $       --     $      4,616,060    $     12,117     $        4,628,177
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

------------------------------------------------------------------------------------------------------------
                                   RECONCILIATION OF LEVEL 3 INVESTMENTS
------------------------------------------------------------------------------------------------------------

                                                                                      FIXED-RATE INSTRUMENTS
------------------------------------------------------------------------------------------------------------
Balance as of March 31, 2016                                                                         $12,117
Purchases                                                                                                  -
Sales                                                                                                      -
Transfers into Level 3                                                                                     -
Transfers out of Level 3                                                                                   -
Net realized gain (loss) on investments                                                                    -
Change in net unrealized appreciation/(depreciation) of investments                                        -
------------------------------------------------------------------------------------------------------------
Balance as of June 30, 2016                                                                          $12,117
------------------------------------------------------------------------------------------------------------

For the period of April 1, 2016, through June 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

================================================================================

23  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value being derived based upon the use of inputs such as real property appraisals, market comparables, and other relevant information related to the securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2016, were $324,498,000 and $28,571,000, respectively, resulting in net unrealized appreciation of $295,927,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,647,868,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) At June 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2016, was $13,013,000, which represented 0.3% of the Fund's net assets.
(e) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(f)   Up to 6.05% of the 6.90% coupon may be PIK.
(g) At June 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $24,167,000, of which all were when-issued securities.
(h) At June 30, 2016, the issuer was in default with respect to portions of interest and/or principal payments.
(i) At June 30, 2016, the issuer was in default with respect to interest and/or principal payments.

================================================================================

25  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

(j) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2016.
(k) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

================================================================================

                                         Notes to Portfolio of Investments |  26


------------------------------------------------------------------------


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48499-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG      Association of Bay Area Governments
CSD       Central School District
EDA       Economic Development Authority
EDC       Economic Development Corp.
IDA       Industrial Development Authority/Agency
IDB       Industrial Development Board
IDC       Industrial Development Corp.
MTA       Metropolitan Transportation Authority
SPEAR     Short Puttable Exempt Adjustable Receipts
USD       Unified School District

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is

================================================================================

1  | USAA Tax Exempt Money Market Fund

================================================================================

rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citigroup, Inc., Deutsche Bank A.G., JPMorgan Chase & Co., or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Montana Board of Investments Intercap Program and National Rural Utility Corp.

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
June 30, 2016 (unaudited)

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (73.8%)

              ALABAMA (6.5%)
$    20,000   Chatom IDB (NBGA) (a)                                  0.59%        8/01/2041             $   20,000
     10,000   Columbia IDB                                           0.46        12/01/2037                 10,000
      1,175   Huntsville Educational Building Auth.
                (LOC - BB&T Corp.)                                   0.45        12/01/2022                  1,175
     25,000   Mobile County IDA (LOC - Swedbank AB)                  0.44         7/01/2040                 25,000
     12,000   Mobile IDB                                             0.46         8/01/2017                 12,000
     30,000   Mobile IDB                                             0.46         6/01/2034                 30,000
     30,000   Tuscaloosa County IDA (LOC - Bank of Nova
                Scotia)                                              0.42         4/01/2028                 30,000
     32,500   Tuscaloosa County Port Auth. (LOC - PNC
                Financial Services Group)                            0.47        12/01/2031                 32,500
      5,190   West Jefferson IDB                                     0.48         6/01/2028                  5,190
                                                                                                        ----------
                                                                                                           165,865
                                                                                                        ----------
              ARKANSAS (0.2%)
      5,175   Texarkana (LOC - PNC Financial Services
                Group)                                               0.56         3/01/2021                  5,175
                                                                                                        ----------

              CALIFORNIA (4.6%)
      9,010   ABAG Finance Auth. for Nonprofit Corps.
                (LOC - KBC Bank N.V.)                                0.69         5/15/2035                  9,010
     12,600   Bay Area Toll Auth. (LOC - Mitsubishi UFJ
                Financial Group Inc.)                                0.40         4/01/2045                 12,600
     13,910   Golden State Tobacco Securitization Corp. (LIQ)
                (LOC - Deutsche Bank A.G.) (b)                       0.61         6/01/2027                 13,910
     29,715   Grossmont Healthcare District (LIQ)
                (LOC - Deutsche Bank A.G.) (b)                       0.61         7/15/2033                 29,715
      2,700   Irvine (LOC - Sumitomo Mitsui Banking Corp.) (a)       0.43         9/02/2050                  2,700
      8,390   Pollution Control Financing Auth.
                (LOC - Sumitomo Mitsui Banking Corp.)                0.39        11/01/2026                  8,390
      8,140   Riverside Electric Public Utilities
                (LOC - Barclays Bank plc)                            0.39        10/01/2029                  8,140
     25,670   Sacramento City Financing Auth. (LIQ)
                (LOC - Deutsche Bank A.G.) (b)                       0.64        12/01/2033                 25,670
      5,200   SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (b)             0.76         8/01/2031                  5,200
      3,125   Ukiah USD (LIQ) (LOC - Deutsche Bank A.G.) (b)         0.59         8/01/2030                  3,125
                                                                                                        ----------
                                                                                                           118,460
                                                                                                        ----------
              COLORADO (2.0%)
      6,495   Health Facilities Auth. (LIQ) (b)                      0.53         9/01/2017                  6,495
      5,000   Health Facilities Auth. (LIQ) (b)                      0.61         2/01/2019                  5,000
     17,500   Health Facilities Auth. (LIQ) (b)                      0.63        10/01/2041                 17,500
     13,015   Health Facilities Auth. (LIQ) (b)                      0.61        10/01/2034                 13,015

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3  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     9,425   Sheridan County (LOC - JP Morgan Chase & Co.)          0.45%       12/01/2029             $    9,425
                                                                                                        ----------
                                                                                                            51,435
                                                                                                        ----------
              CONNECTICUT (0.2%)
      5,000   Health and Educational Facilities Auth.
                (LOC - Bank of America Corp.)                        0.43         7/01/2030                  5,000
                                                                                                        ----------
              DISTRICT OF COLUMBIA (1.9%)
      2,100   District of Columbia (LOC - Bank of America
                Corp.)                                               0.55         7/01/2022                  2,100
      6,300   District of Columbia (LOC - SunTrust Bank)             0.48        10/01/2037                  6,300
     11,245   Metropolitan Washington Airports Auth.
                (LOC - Toronto-Dominion Bank)                        0.40        10/01/2039                 11,245
     30,000   Metropolitan Washington Airports Auth.
                (LOC - Sumitomo Mitsui Banking Corp.)                0.42        10/01/2039                 30,000
                                                                                                        ----------
                                                                                                            49,645
                                                                                                        ----------
              FLORIDA (1.7%)
      1,300   Dade County IDA                                        0.39         6/01/2021                  1,300
      6,000   Escambia County                                        0.55         4/01/2039                  6,000
     11,500   Jacksonville                                           0.39         5/01/2029                 11,500
      2,560   Lee County IDA (LOC - Fifth Third Bank)                0.54         6/01/2025                  2,560
     14,310   St. Lucie County                                       0.41         9/01/2028                 14,310
      8,795   UCF Health Facilities Corp. (LOC - Fifth Third
                Bank)                                                0.52         7/01/2037                  8,795
                                                                                                        ----------
                                                                                                            44,465
                                                                                                        ----------
              GEORGIA (0.3%)
      6,000   Appling County Dev. Auth. (a)                          0.46         9/01/2041                  6,000
      2,100   Cobb County Dev. Auth. (LOC - Federal Home
                Loan Bank of Atlanta)                                0.45         2/01/2030                  2,100
                                                                                                        ----------
                                                                                                             8,100
                                                                                                        ----------
              ILLINOIS (6.7%)
      2,980   Dev. Finance Auth. (LOC - Bank of America
                Corp.)                                               0.47         9/01/2032                  2,980
      8,500   Dev. Finance Auth. (LOC - Fifth Third Bank)            0.50         2/01/2033                  8,500
      1,920   Educational Facilities Auth. (LOC - Fifth Third
                Bank)                                                0.52         7/01/2024                  1,920
      3,490   Educational Facilities Auth. (LOC - FirstMerit
                Bank, N.A.)                                          0.69        10/01/2032                  3,490
      2,490   Finance Auth. (LOC - Fifth Third Bank)                 0.61         3/01/2031                  2,490
     12,920   Finance Auth. (LOC - FirstMerit Bank, N.A.)            0.69        10/01/2033                 12,920
     11,760   Finance Auth. (LOC - JP Morgan Chase & Co.)            0.46         5/01/2038                 11,760
     13,875   Finance Auth. (LOC - Fifth Third Bank)                 0.52         6/01/2038                 13,875
      4,000   Finance Auth. (LOC - Key Bank, N.A.)                   0.50        11/01/2039                  4,000
     30,145   Finance Auth. (LOC - Bank of Montreal)                 0.42         8/01/2040                 30,145
     14,000   Kane County (LOC - Fifth Third Bank)                   0.50         2/01/2028                 14,000
      2,595   McHenry County (LIQ) (LOC - Deutsche Bank
                A.G.) (b)                                            0.61         1/15/2026                  2,595
     14,125   Metropolitan Pier and Exposition Auth. (LIQ)
                (LOC - Deutsche Bank A.G.) (b)                       0.81         6/15/2034                 14,125
     24,760   Metropolitan Pier and Exposition Auth. (LIQ)
                (LOC - Deutsche Bank A.G.) (b)                       0.81        12/15/2039                 24,760
      4,249   Springfield Airport Auth.                              0.87        10/15/2016                  4,249
     19,265   Village of Morton Grove (LOC - Bank of America
                Corp.)                                               0.43        12/01/2041                 19,265
                                                                                                        ----------
                                                                                                           171,074
                                                                                                        ----------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              INDIANA (2.3%)
$     5,655   Berne (LOC - Federal Home Loan Bank of
                Indianapolis)                                        0.46%       10/01/2033             $    5,655
      3,355   Dearborn County EDA (LOC - Fifth Third Bank)           0.50         4/01/2036                  3,355
      3,865   Evansville (LOC - Fifth Third Bank)                    0.52         1/01/2025                  3,865
      9,620   Finance Auth. (LOC - Federal Home Loan Bank
                of Indianapolis)                                     0.45         7/01/2029                  9,620
      1,115   Finance Auth. (LOC - Fifth Third Bank)                 0.54         9/01/2031                  1,115
      2,390   Finance Auth. (LOC - PNC Financial Services
                Group)                                               0.46         6/01/2037                  2,390
     24,340   Finance Auth. (LOC - JP Morgan Chase & Co.)            0.40        11/01/2041                 24,340
      4,000   Hospital Revenue Finance Auth. (LOC - Bank of
                Montreal)                                            0.41        12/01/2031                  4,000
      4,550   Hospital Revenue Finance Auth. (LOC - Bank of
                Montreal)                                            0.46        12/01/2031                  4,550
                                                                                                        ----------
                                                                                                            58,890
                                                                                                        ----------
              IOWA (7.5%)
      6,850   Chillicothe                                            0.50         1/01/2023                  6,850
     12,750   Council Bluffs                                         0.49         1/01/2025                 12,750
      9,600   Finance Auth                                           0.46         6/01/2039                  9,600
     31,160   Finance Auth.                                          0.46         6/01/2036                 31,160
     41,763   Finance Auth.                                          0.46         9/01/2036                 41,763
     30,000   Finance Auth. (LOC - U.S. Bancorp, Inc.)               0.47        12/01/2042                 30,000
     29,500   Louisa County                                          0.42         9/01/2016                 29,500
      3,900   Louisa County                                          0.42         3/01/2017                  3,900
     19,900   Louisa County                                          0.42        10/01/2024                 19,900
      5,500   Urbandale (LOC - Wells Fargo & Co.)                    0.51        11/01/2020                  5,500
                                                                                                        ----------
                                                                                                           190,923
                                                                                                        ----------
              KENTUCKY (1.0%)
      9,340   Georgetown (LOC - Fifth Third Bank)                    0.52        11/15/2029                  9,340
         55   Lexington-Fayette Urban County (LOC - JP
                Morgan Chase & Co.)                                  0.86         7/01/2021                     55
      2,585   Lexington-Fayette Urban County (LOC - Federal
                Home Loan Bank of Cincinnati)                        0.66        12/01/2027                  2,585
      4,016   Lexington-Fayette Urban County (LOC - Fifth
                Third Bank)                                          0.52        12/01/2031                  4,016
      8,430   Lexington-Fayette Urban County (LOC - Fifth
                Third Bank)                                          0.52         1/01/2033                  8,430
                                                                                                        ----------
                                                                                                            24,426
                                                                                                        ----------
              LOUISIANA (1.9%)
        175   Environmental Facilities and Community Dev.
                Auth. (LOC - Federal Home Loan Bank of
                Dallas)                                              0.46         4/01/2018                    175
      1,565   Hammond Area Economic and Industrial Dev.
                District (LOC - Federal Home Loan Bank
                of Dallas)                                           0.45         3/01/2033                  1,565
      6,500   New Orleans (LOC - Capital One, N.A.)                  0.64         8/01/2024                  6,500
      1,100   Public Facilities Auth.                                0.48         8/01/2017                  1,100
        180   Public Facilities Auth. (LOC - Capital One, N.A.)      0.68         7/01/2023                    180
        405   Public Facilities Auth. (LOC - Capital One, N.A.)      0.68         7/01/2023                    405
     21,000   St. James Parish (LOC - Natixis S.A.)                  0.49        11/01/2039                 21,000
     12,000   St. James Parish                                       0.65        11/01/2040                 12,000
      6,400   St. Tammany Parish Dev. District (LOC -
                Federal Home Loan Bank of Dallas)                    0.45         3/01/2033                  6,400
                                                                                                        ----------
                                                                                                            49,325
                                                                                                        ----------

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5  | USAA Tax Exempt Money Market Fund

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
PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              MARYLAND (0.4%)
$     9,705   Williamsport (LOC - Manufacturers & Traders
                Trust Co.)                                           0.46%       11/01/2037             $    9,705
                                                                                                        ----------

              MICHIGAN (1.7%)
      1,750   Finance Auth. (LOC - Fifth Third Bank)                 0.50        12/01/2032                  1,750
      7,500   Finance Auth. (LOC - Fifth Third Bank)                 0.50        12/01/2032                  7,500
      1,950   Finance Auth. (LOC - Fifth Third Bank)                 0.50        12/01/2032                  1,950
     15,710   Higher Educational Facilities Auth.
                (LOC - Comerica Bank, N.A.)                          0.41        11/01/2036                 15,710
        500   Hospital Finance Auth. (LOC - Fifth Third Bank)        0.50        12/01/2032                    500
     10,000   Oakland County EDC (LOC - Fifth Third Bank)            0.50         3/01/2029                 10,000
      3,500   Strategic Fund (LOC - Fifth Third Bank)                0.50         8/01/2023                  3,500
        940   Strategic Fund (LOC - Fifth Third Bank)                0.50        10/01/2027                    940
      2,265   Strategic Fund (LOC - Fifth Third Bank)                0.54         4/01/2035                  2,265
                                                                                                        ----------
                                                                                                            44,115
                                                                                                        ----------
              MINNESOTA (0.4%)
      2,120   Canby Community Hospital District No.1                 0.81        11/01/2026                  2,120
      4,590   New Ulm (LOC - Federal Home Loan Bank of
                Chicago)                                             0.51        10/01/2040                  4,590
      4,675   Rochester (LOC - Royal Bank of Scotland
                Group)                                               0.56         4/01/2022                  4,675
                                                                                                        ----------
                                                                                                            11,385
                                                                                                        ----------
              MISSISSIPPI (0.8%)
      8,550   Business Finance Corp.                                 0.38        12/01/2030                  8,550
      4,515   Business Finance Corp. (LOC - Federal Home
                Loan Bank of Dallas)                                 0.45         3/01/2033                  4,515
      8,170   Business Finance Corp. (LOC - PNC Financial
                Services Group)                                      0.46        12/01/2036                  8,170
                                                                                                        ----------
                                                                                                            21,235
                                                                                                        ----------
              MISSOURI (1.2%)
      1,050   Health and Educational Facilities Auth.
                (LOC - Fifth Third Bank)                             0.50        11/01/2020                  1,050
     20,000   Jackson County IDA (LOC - Commerce Bank,
                N.A.)                                                0.47         7/01/2025                 20,000
      3,300   St. Louis County IDA (LOC - U.S. Bancorp, Inc.)        0.45         6/15/2024                  3,300
      6,800   St. Louis County IDA (LOC - Fifth Third Bank)          0.47         9/01/2038                  6,800
                                                                                                        ----------
                                                                                                            31,150
                                                                                                        ----------
              NEBRASKA (0.4%)
     10,000   Washington County                                      0.46        12/01/2040                 10,000
                                                                                                        ----------
              NEW HAMPSHIRE (1.0%)
     10,000   Business Finance (LOC - Landesbank Hessen-
                Thuringen)                                           0.45         9/01/2030                 10,000
      6,360   Health and Education Facilities Auth.
                (LOC - Citizens Financial Group)                     0.52         7/01/2038                  6,360
      8,670   Health and Educational Facilities Auth.
                (LOC - Citizens Financial Group)                     0.59        10/01/2030                  8,670
                                                                                                        ----------
                                                                                                            25,030
                                                                                                        ----------
              NEW JERSEY (0.9%)
      3,465   EDA (LOC - Bank of America Corp.)                      0.50        11/01/2027                  3,465

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    19,590   Educational Facilities Auth. (LOC - Citizens
                Financial Group)                                     0.55%        7/01/2036             $   19,590
                                                                                                        ----------
                                                                                                            23,055
                                                                                                        ----------
              NEW MEXICO (0.2%)
      5,000   Hospital Equipment Loan Council (LOC - Fifth
                Third Bank)                                          0.52         7/01/2025                  5,000
                                                                                                        ----------
              NEW YORK (8.2%)
      4,000   Albany IDA (LOC - Citizens Financial Group)            0.59         5/01/2035                  4,000
      9,490   Albany IDA (LOC - Key Bank, N.A.)                      0.48         7/01/2035                  9,490
     15,745   Amherst IDA (LOC - Manufacturers & Traders
                Trust Co.) (a)                                       0.46        10/01/2031                 15,745
      2,800   Clinton County IDA (LOC - Key Bank, N.A.)              0.48         7/01/2017                  2,800
     10,715   Clinton County IDA (LOC - Key Bank, N.A.)              0.48         7/01/2042                 10,715
      1,445   Erie County IDA (LOC - Key Bank, N.A.)                 0.53         6/01/2022                  1,445
      4,245   Erie County IDA (LOC - Key Bank, N.A.)                 0.53         3/01/2024                  4,245
      3,750   Guilderland IDA (LOC - Key Bank, N.A.)                 0.53         7/01/2032                  3,750
      6,600   Housing Finance Agency (LOC - Landesbank
                Hessen-Thuringen)                                    0.45        11/01/2037                  6,600
      5,200   Housing Finance Agency (LOC - Landesbank
                Hessen-Thuringen)                                    0.42         5/01/2042                  5,200
      1,600   Housing Finance Agency (LOC - Landesbank
                Hessen-Thuringen)                                    0.42         5/01/2042                  1,600
     15,670   Housing Finance Agency (LOC - Wells Fargo &
                Co.)                                                 0.42        11/01/2046                 15,670
     17,025   Hudson Yards Infrastructure Corp. (LIQ)
                (LOC - Deutsche Bank A.G.) (b)                       0.56         2/15/2047                 17,025
      5,100   MTA (LOC - BNP Paribas)                                0.43        11/15/2045                  5,100
      5,800   New York City (LIQ) (b)                                0.43         8/01/2020                  5,800
      6,700   New York City (LOC - Sumitomo Mitsui Banking
                Corp.)                                               0.40         9/01/2035                  6,700
      5,900   New York City (LOC - Manufacturers & Traders
                Trust Co.)                                           0.44        12/01/2040                  5,900
      1,765   New York City Health and Hospitals Corp.
                (LOC - JP Morgan Chase & Co.)                        0.42         2/15/2026                  1,765
     25,905   New York City IDA (LOC - Key Bank, N.A.)               0.49         7/01/2038                 25,905
        975   Niagara County IDA (LOC - Key Bank, N.A.)              0.53         9/01/2021                    975
      7,810   Oneida County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                   0.46         6/01/2030                  7,810
      4,285   Oneida County IDA (LOC - Citizens Financial
                Group)                                               0.58         7/01/2037                  4,285
      4,160   Onondaga County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                   0.46        12/01/2031                  4,160
      4,185   Ontario County IDA (LOC - Royal Bank of
                Scotland Group)                                      0.56         3/01/2028                  4,185
      7,920   Ontario County IDA (LOC - Key Bank, N.A.)              0.48         7/01/2030                  7,920
      8,055   Ramapo Housing Auth. (LOC - Manufacturers &
                Traders Trust Co.)                                   0.51        12/01/2029                  8,055
      4,705   Rensselaer County IDA (LOC - Citizens
                Financial Group)                                     0.58        10/30/2035                  4,705
      2,420   Seneca County IDA (LOC - Key Bank, N.A.)               0.53         4/01/2020                  2,420
      2,165   St. Lawrence County (LOC - Citizens Financial
                Group)                                               0.70         7/01/2037                  2,165
      3,560   Syracuse IDA (LOC - Key Bank, N.A.)                    0.53         1/01/2033                  3,560
      6,200   Tompkins County IDA (LOC - Bank of America
                Corp.)                                               0.53         2/01/2037                  6,200
      5,060   Wayne County IDA (LOC - Royal Bank of
                Scotland Group)                                      0.56         6/01/2017                  5,060
                                                                                                        ----------
                                                                                                           210,955
                                                                                                        ----------

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              OHIO (2.1%)
$     2,880   Akron Metropolitan Housing Auth.
                (LOC - FirstMerit Bank, N.A.)                        0.63%        4/01/2018             $    2,880
      3,100   Cincinnati and Hamilton County (LOC - Fifth
                Third Bank)                                          0.47         9/01/2025                  3,100
      7,355   Delaware County (LOC - Fifth Third Bank)               0.50        10/01/2033                  7,355
      4,400   Hamilton County (LOC - Fifth Third Bank)               0.52        12/01/2024                  4,400
     11,200   Hamilton County (LOC - Fifth Third Bank)               0.50        12/01/2026                 11,200
      1,315   Higher Educational Facilities (LOC - Fifth Third
                Bank)                                                0.53         9/01/2036                  1,315
      1,650   Highland County (LOC - Fifth Third Bank)               0.54         8/01/2024                  1,650
      2,920   Loraine Port Auth. (LOC - Key Bank, N.A.)              0.57         7/01/2028                  2,920
     10,445   Pike County Health Care Facilities (LOC - Bank
                of America Corp.)                                    0.45        11/01/2033                 10,445
      2,095   Pike County Health Care Facilities (LOC - Bank
                of America Corp.)                                    0.45        11/01/2033                  2,095
      4,910   Toledo-Lucas County Port Auth. (LOC - Fifth
                Third Bank)                                          0.48         9/01/2019                  4,910
      1,920   Wayne County (LOC - Fifth Third Bank)                  0.59         9/01/2021                  1,920
                                                                                                        ----------
                                                                                                            54,190
                                                                                                        ----------
              OKLAHOMA (3.7%)
      6,520   Edmond EDA (LOC - Bank of Oklahoma, N.A.)              0.56         6/01/2031                  6,520
      8,700   Garfield County Industrial Auth.                       0.44         1/01/2025                  8,700
     32,400   Muskogee Industrial Trust                              0.45         1/01/2025                 32,400
     36,000   Muskogee Industrial Trust                              0.44         6/01/2027                 36,000
     11,225   Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
                N.A.)                                                0.56        11/01/2026                 11,225
                                                                                                        ----------
                                                                                                            94,845
                                                                                                        ----------
              OREGON (0.3%)
      6,275   Facilities Auth. (LOC - BNP Paribas)                   0.47        10/01/2037                  6,275
                                                                                                        ----------

              PENNSYLVANIA (1.9%)
      5,250   Chartiers Valley Industrial and Commercial Dev.
                Auth.                                                1.10        11/15/2017                  5,250
     25,350   Delaware Valley Regional Finance Auth.
                (LOC - Bayerische Landesbank)                        0.54         6/01/2042                 25,350
     17,185   Derry Township Industrial and Commercial Dev.
                Auth. (LOC - PNC Financial Services
                Group)                                               0.43        11/01/2030                 17,185
                                                                                                        ----------
                                                                                                            47,785
                                                                                                        ----------
              RHODE ISLAND (0.5%)
      5,285   EDC (LOC - Citizens Financial Group)                   0.56         3/01/2038                  5,285
      7,465   Health and Educational Building Corp.
                (LOC - Citizens Financial Group)                     0.51         6/01/2035                  7,465
                                                                                                        ----------
                                                                                                            12,750
                                                                                                        ----------
              SOUTH CAROLINA (0.9%)
      3,800   EDA (LOC - Fifth Third Bank)                           0.50         2/01/2028                  3,800
     13,510   Jobs EDA (LIQ) (LOC - Deutsche Bank A.G.) (b)          0.60        11/01/2029                 13,510
      6,060   Public Service Auth. (LIQ) (b)                         0.53         6/01/2037                  6,060
                                                                                                        ----------
                                                                                                            23,370
                                                                                                        ----------
              SOUTH DAKOTA (1.1%)
      5,975   Health and Educational Facilities Auth.                0.81        11/01/2020                  5,975
      2,690   Health and Educational Facilities Auth.                0.81        11/01/2025                  2,690
      5,575   Health and Educational Facilities Auth.                0.81        11/01/2027                  5,575

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    13,210   Health and Educational Facilities Auth. (LIQ)
                (LOC - Deutsche Bank A.G.) (b)                       0.60%       11/01/2040             $   13,210
                                                                                                        ----------
                                                                                                            27,450
                                                                                                        ----------
              TENNESSEE (0.8%)
     13,340   Chattanooga Health, Educational and Housing
                Facilities Board                                     0.60         5/01/2039                 13,340
      5,560   Metropolitan Government of Nashville and
                Davidson County (LOC - Fifth Third Bank)             0.52        12/01/2024                  5,560
      2,070   Williamson County IDB (LOC - Fifth Third Bank)         0.54        12/01/2027                  2,070
                                                                                                        ----------
                                                                                                            20,970
                                                                                                        ----------
              TEXAS (3.2%)
     13,300   Atascosa County IDC (NBGA)                             0.47         6/30/2020                 13,300
     14,230   Austin (LOC - JP Morgan Chase & Co.)                   0.42        11/15/2029                 14,230
      3,235   Houston (LIQ) (LOC - Deutsche Bank A.G.) (b)           0.61        12/01/2028                  3,235
     15,000   Port Arthur                                            0.45        12/01/2040                 15,000
     25,000   Port Arthur                                            0.45         6/01/2041                 25,000
     12,000   Port of Port Arthur Navigation District                0.54        12/01/2039                 12,000
                                                                                                        ----------
                                                                                                            82,765
                                                                                                        ----------
              VIRGINIA (3.1%)
      3,000   Fairfax County IDA                                     0.45         5/15/2042                  3,000
      3,095   Greene County EDA (LOC - BB&T Corp.)                   0.45         6/01/2026                  3,095
      3,000   Hampton Roads Sanitation District                      0.40         8/01/2046                  3,000
     21,015   Hanover County EDA (LOC - U.S. Bancorp, Inc.)          0.40        11/01/2025                 21,015
        730   Hanover County EDA (LOC - Bank of New York
                Mellon Corp.)                                        0.42        11/01/2025                    730
      5,050   Lexington IDA                                          0.40         1/01/2035                  5,050
      9,200   Loudoun County IDA                                     0.40         2/15/2038                  9,200
      8,500   Loudoun County IDA                                     0.41         2/15/2038                  8,500
      5,700   Loudoun County IDA                                     0.41         2/15/2038                  5,700
      1,900   Lynchburg IDA (LOC - Federal Home Loan Bank
                of Atlanta)                                          0.43         1/01/2028                  1,900
      1,200   Madison County IDA (LOC - SunTrust Bank)               0.44        10/01/2037                  1,200
      8,195   Montgomery County IDA (LOC - Bank of New
                York Mellon Corp.)                                   0.38         6/01/2035                  8,195
      3,415   Norfolk EDA                                            0.41        11/01/2034                  3,415
      1,900   Peninsula Ports Auth. (LOC - U.S. Bancorp,
                Inc.)                                                0.39         7/01/2016                  1,900
      1,000   Small Business Financing Auth. (LOC - Bank of
                America Corp.)                                       0.42         7/01/2030                  1,000
      3,215   Univ. of Virginia (LIQ) (b)                            0.44        12/01/2017                  3,215
                                                                                                        ----------
                                                                                                            80,115
                                                                                                        ----------
              WASHINGTON (1.6%)
      7,500   Catholic Health Initiative (LIQ) (b)                   0.61         2/01/2019                  7,500
     23,000   Health Care Facilities Auth. (LOC - Barclays
                Bank plc)                                            0.40         8/15/2041                 23,000
     10,310   Higher Education Facilities Auth.                      0.47        10/01/2031                 10,310
        725   Seattle Housing Auth. (LOC - Key Bank, N.A.)           0.53         9/01/2036                    725
                                                                                                        ----------
                                                                                                            41,535
                                                                                                        ----------
              WEST VIRGINIA (1.8%)
     36,065   Hospital Finance Auth. (LOC - Fifth Third Bank)        0.53        10/01/2033                 36,065
      9,630   Marshall County                                        0.48         3/01/2026                  9,630
                                                                                                        ----------
                                                                                                            45,695
                                                                                                        ----------

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              WISCONSIN (0.3%)
$       545   Health and Educational Facilities Auth.
                (LOC - JP Morgan Chase & Co.)                        0.56%        5/01/2026             $      545
      5,930   Wind Point (LOC - U.S. Bancorp, Inc.)                  0.53         9/01/2035                  5,930
                                                                                                        ----------
                                                                                                             6,475
                                                                                                        ----------
              WYOMING (0.5%)
     12,000   Gillette                                               0.47         1/01/2018                 12,000
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $1,890,633)                                        1,890,633
                                                                                                        ----------

              PUT BONDS (1.7%)

              ARIZONA (0.7%)
     17,635   Maricopa County (LIQ) (LOC - Wells Fargo &
                Co.) (b)                                             0.55         7/01/2031                 17,635
                                                                                                        ----------
              MONTANA (1.0%)
      7,335   Board of Investments (NBGA)                            0.52         3/01/2025                  7,335
      1,850   Board of Investments (NBGA)                            0.52         3/01/2028                  1,850
     18,080   Board of Investments (NBGA)                            0.52         3/01/2029                 18,080
                                                                                                        ----------
                                                                                                            27,265
                                                                                                        ----------
              Total Put Bonds (cost: $44,900)                                                               44,900
                                                                                                        ----------

              ADJUSTABLE-RATE NOTES (1.0%)

              CALIFORNIA (1.0%)
     24,775   Golden Empire Schools Financing Auth. (cost:
                $24,775)                                             0.91         5/01/2017                 24,775
                                                                                                        ----------
              FIXED-RATE INSTRUMENTS (25.2%)

              CALIFORNIA (2.3%)
      5,000   San Diego County Water Auth.                           0.42         7/05/2016                  5,000
     26,900   San Diego County Water Auth.                           0.42         8/04/2016                 26,900
     26,000   Statewide Communities Dev. Auth.                       0.54         9/06/2016                 26,000
                                                                                                        ----------
                                                                                                            57,900
                                                                                                        ----------
              MARYLAND (1.7%)
      8,000   Johns Hopkins Univ.                                    0.40         7/06/2016                  8,000
     15,000   Johns Hopkins Univ.                                    0.50         7/07/2016                 15,000
     20,000   Johns Hopkins Univ.                                    0.43         8/01/2016                 20,000
                                                                                                        ----------
                                                                                                            43,000
                                                                                                        ----------

              NEW YORK (9.5%)
     13,000   Addison CSD                                            2.00         6/27/2017                 13,138
     10,000   Auburn                                                 1.50         5/27/2017                 10,043
     12,600   Averill Park CSD                                       1.50         7/15/2016                 12,604
      3,025   Batavia CSD                                            1.50         2/16/2017                  3,039
      2,715   Berlin CSD                                             2.00         6/28/2017                  2,741
     16,540   Chenango Forks CSD                                     2.00         6/22/2017                 16,698
      3,500   Chenango Valley CSD                                    1.50         8/19/2016                  3,504
      8,351   Cuba-Rushford CSD                                      2.00         6/23/2017                  8,432
      7,900   East Bloomfield CSD (c)                                2.00         7/07/2017                  7,984
      4,200   Enlarged Troy School District                          1.50         7/01/2016                  4,200
      2,994   Fredonia CSD                                           2.00         6/27/2017                  3,021
      8,670   Gates Chili CSD                                        2.00         6/23/2017                  8,760

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     6,000   Genesee County                                         1.50%       12/16/2016             $    6,018
     16,400   Johnson City CSD                                       1.50         7/15/2016                 16,405
     11,000   Kendall CSD                                            1.50         7/01/2016                 11,000
     17,388   Kendall CSD (c)                                        1.25         6/30/2017                 17,416
      4,100   Lansing CSD                                            2.00         6/28/2017                  4,141
     20,000   New York City Municipal Water Finance Auth.            0.43         7/05/2016                 20,000
      7,000   New York City Municipal Water Finance Auth.            0.45         7/06/2016                  7,000
     16,145   Oakfield CSD (c)                                       2.00         7/06/2017                 16,305
      5,095   Pavilion CSD                                           2.00         6/23/2017                  5,142
      8,785   Silver Creek CSD                                       2.00         6/15/2017                  8,871
      4,035   Spencer Van Etten CSD                                  2.25         6/29/2017                  4,084
      8,595   Tonawanda CSD                                          1.50         9/01/2016                  8,608
      7,300   Wallkill CSD                                           2.00         6/30/2017                  7,378
      2,908   West Genesee CSD                                       1.50         7/08/2016                  2,908
     15,147   Yorkshire-Pioneer CSD                                  2.00         6/27/2017                 15,310
                                                                                                        ----------
                                                                                                           244,750
                                                                                                        ----------
              SOUTH CAROLINA (1.1%)
      4,830   Public Service Auth.                                   0.48         7/01/2016                  4,830
     22,548   Public Service Auth.                                   0.44         8/02/2016                 22,548
                                                                                                        ----------
                                                                                                            27,378
                                                                                                        ----------
              TEXAS (10.0%)
     10,000   Dallas Area Rapid Transit                              0.45         7/12/2016                 10,000
     10,000   Dallas Area Rapid Transit                              0.44         8/03/2016                 10,000
     12,500   Dallas Area Rapid Transit                              0.45         8/03/2016                 12,500
     10,000   Dallas Area Rapid Transit                              0.44         8/11/2016                 10,000
     10,000   Dallas Area Rapid Transit                              0.44         8/18/2016                 10,000
     20,000   Dallas Area Rapid Transit                              0.48         9/07/2016                 20,000
     10,000   Dallas Area Rapid Transit                              0.49         9/07/2016                 10,000
      5,000   Houston                                                0.47         7/07/2016                  5,000
      5,100   Houston                                                0.47         7/19/2016                  5,100
     10,000   Houston                                                0.47         7/19/2016                 10,000
      5,000   Houston                                                0.48         8/23/2016                  5,000
     33,000   San Antonio                                            0.45         8/05/2016                 33,000
     15,000   San Antonio                                            0.48         9/07/2016                 15,000
      5,000   Univ. of Texas                                         0.10         7/07/2016                  5,000
     25,000   Univ. of Texas                                         0.43         8/09/2016                 25,000
     25,000   Univ. of Texas                                         0.44         8/10/2016                 25,000
     25,000   Univ. of Texas                                         0.44         8/11/2016                 25,000
     20,350   Univ. of Texas                                         0.46         9/06/2016                 20,350
                                                                                                        ----------
                                                                                                           255,950
                                                                                                        ----------
              VIRGINIA (0.6%)
      8,930   Stafford County & Staunton IDA (LOC - Bank of
                America Corp.)                                       0.42         7/01/2016                  8,930
      7,500   Univ. of Virginia                                      0.40         7/07/2016                  7,500
                                                                                                        ----------
                                                                                                            16,430
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $645,408)                                                645,408
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $2,605,716)                                                      $2,605,716
                                                                                                        ==========

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------
ASSETS                                      LEVEL 1            LEVEL 2           LEVEL 3                     TOTAL
------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes              $       --        $    1,890,633      $        --       $        1,890,633
Put Bonds                                       --                44,900               --                   44,900
Adjustable-Rate Notes                           --                24,775               --                   24,775
Fixed-Rate Instruments                          --               645,408               --                  648,408
------------------------------------------------------------------------------------------------------------------
Total                                   $       --        $    2,605,716      $        --       $        2,605,716
------------------------------------------------------------------------------------------------------------------

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

12  | USAA Tax Exempt Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,562,227,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market funds that will affect the manner in which money market funds are structured and operated. The amendments also will allow money market funds to impose liquidity fees and suspend redemptions temporarily (redemption gates), and will impose new requirements related to diversification, stress testing, and disclosure. Money market funds that qualify as "retail" (Retail MMFs) or "government" will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at a stable $1 net asset value per share as they do today. The Fund currently intends to qualify as a Retail MMF no later than October 14, 2016, and, in doing so, will have the ability to impose liquidity fees and redemption gates.

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

SPECIFIC NOTES

(a) At June 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At June 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $41,705,000.

================================================================================

                                         Notes to Portfolio of Investments |  14


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GLOBAL EQUITY INCOME FUND
JUNE 30, 2016

                                                                      (Form N-Q)

98351-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL EQUITY INCOME FUND
June 30, 2016 (unaudited)

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               EQUITY SECURITIES (92.7%)

               COMMON STOCKS (92.7%)

               CONSUMER DISCRETIONARY (4.5%)
               -----------------------------
               ADVERTISING (0.3%)

      2,300    Omnicom Group, Inc.                                                  $      187
                                                                                    ----------
               AUTO PARTS & EQUIPMENT (0.5%)
      5,900    Johnson Controls, Inc.                                                      261
                                                                                    ----------
               AUTOMOBILE MANUFACTURERS (1.3%)
      7,600    Daimler AG(a)                                                               453
     21,700    Ford Motor Co.                                                              273
                                                                                    ----------
                                                                                           726
                                                                                    ----------
               CABLE & SATELLITE (0.4%)
     19,300    Sky plc(a)                                                                  219
                                                                                    ----------
               HOME IMPROVEMENT RETAIL (0.8%)
     95,800    Kingfisher plc(a)                                                           414
                                                                                    ----------
               HOTELS, RESORTS & CRUISE LINES (0.5%)
      5,500    Carnival Corp.                                                              243
                                                                                    ----------
               RESTAURANTS (0.7%)
      3,100    McDonald's Corp.                                                            373
                                                                                    ----------
               Total Consumer Discretionary                                              2,423
                                                                                    ----------

               CONSUMER STAPLES (12.8%)
               ------------------------
               HOUSEHOLD PRODUCTS (2.7%)
     17,300    Procter & Gamble Co.                                                      1,465
                                                                                    ----------
               PACKAGED FOODS & MEAT (3.4%)
      5,800    B&G Foods, Inc.                                                             280
     20,100    Nestle S.A.(a)                                                            1,550
                                                                                    ----------
                                                                                         1,830
                                                                                    ----------
               PERSONAL PRODUCTS (2.0%)
     23,600    Unilever N.V.(a)                                                          1,100
                                                                                    ----------
               SOFT DRINKS (1.2%)
     14,100    Coca-Cola Co.                                                               639
                                                                                    ----------
               TOBACCO (3.5%)
      6,100    Altria Group, Inc.                                                          421
      7,900    British American Tobacco plc(a)                                             514
      5,700    Imperial Tobacco Group plc(a)                                               309
      5,100    Philip Morris International, Inc.                                           519
      2,500    Reynolds American, Inc.                                                     135
                                                                                    ----------
                                                                                         1,898
                                                                                    ----------
               Total Consumer Staples                                                    6,932
                                                                                    ----------

================================================================================

1  | USAA Global Equity Income Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               ENERGY (12.9%)
               --------------
               INTEGRATED OIL & GAS (11.4%)
     13,400    Chevron Corp.                                                        $    1,405
     10,700    Exxon Mobil Corp.                                                         1,003
     12,200    Occidental Petroleum Corp.                                                  922
     61,248    Royal Dutch Shell plc "A"(a)                                              1,672
      7,100    Royal Dutch Shell plc ADR "A"                                               392
     16,000    Total S.A.(a)                                                               772
                                                                                    ----------
                                                                                         6,166
                                                                                    ----------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
      3,300    Schlumberger Ltd.                                                           261
                                                                                    ----------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
     12,600    ConocoPhillips                                                              549
                                                                                    ----------
               Total Energy                                                              6,976
                                                                                    ----------
               FINANCIALS (10.0%)
               ------------------
               CONSUMER FINANCE (0.7%)
     16,015    Synchrony Financial*                                                        405
                                                                                    ----------
               DIVERSIFIED BANKS (6.8%)
     36,800    Australia and New Zealand Banking Group Ltd.(a)                             671
      3,800    Bank of Montreal                                                            241
      7,200    Canadian Imperial Bank of Commerce                                          541
     48,600    DBS Group Holdings Ltd.(a)                                                  573
     56,700    HSBC Holdings plc(a)                                                        354
     11,700    JPMorgan Chase & Co.                                                        727
      9,300    Royal Bank of Canada                                                        549
                                                                                    ----------
                                                                                         3,656
                                                                                    ----------
               MULTI-LINE INSURANCE (1.6%)
      1,900    Allianz SE                                                                  271
     29,900    AXA S.A.(a)                                                                 600
                                                                                    ----------
                                                                                           871
                                                                                    ----------
               REGIONAL BANKS (0.4%)
      2,900    PNC Financial Services Group, Inc.                                          236
                                                                                    ----------
               REINSURANCE (0.5%)
      2,800    Swiss Re AG(a)                                                              245
                                                                                    ----------
               Total Financials                                                          5,413
                                                                                    ----------
               HEALTH CARE (18.2%)
               -------------------
               BIOTECHNOLOGY (3.3%)
     25,100    AbbVie, Inc.                                                              1,554
      2,900    Gilead Sciences, Inc.                                                       242
                                                                                    ----------
                                                                                         1,796
                                                                                    ----------
               HEALTH CARE EQUIPMENT (0.8%)
      4,700    Medtronic plc                                                               408
                                                                                    ----------
               PHARMACEUTICALS (14.1%)
     13,800    GlaxoSmithKline plc(a)                                                      297
      7,900    GlaxoSmithKline plc ADR                                                     342
     14,900    Johnson & Johnson                                                         1,807
     20,900    Merck & Co., Inc.                                                         1,204
     14,200    Novartis AG(a)                                                            1,168
     39,500    Pfizer, Inc.                                                              1,391
      4,400    Roche Holding AG(a)                                                       1,162

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------

      3,100    Sanofi(a)                                                            $      261
                                                                                    ----------
                                                                                         7,632
                                                                                    ----------
               Total Health Care                                                         9,836
                                                                                    ----------
               INDUSTRIALS (8.7%)
               ------------------
               AEROSPACE & DEFENSE (1.0%)
     34,700    BAE Systems plc(a)                                                          243
      2,100    Raytheon Co.                                                                286
                                                                                    ----------
                                                                                           529
                                                                                    ----------
               CONSTRUCTION & ENGINEERING (0.7%)
      5,600    Vinci S.A.(a)                                                               399
                                                                                    ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
      6,700    Eaton Corp. plc                                                             400
                                                                                    ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
      5,900    Republic Services, Inc.                                                     303
                                                                                    ----------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
      4,200    Adecco S.A.(a)                                                              212
                                                                                    ----------
               INDUSTRIAL CONGLOMERATES (5.3%)
     45,868    General Electric Co.                                                      1,444
     14,200    Siemens AG(a)                                                             1,454
                                                                                    ----------
                                                                                         2,898
                                                                                    ----------
               Total Industrials                                                         4,741
                                                                                    ----------
               INFORMATION TECHNOLOGY (7.9%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (2.5%)
     47,400    Cisco Systems, Inc.                                                       1,360
                                                                                    ----------
               SEMICONDUCTORS (3.3%)
     26,100    Intel Corp.                                                                 856
     12,100    QUALCOMM, Inc.                                                              648
      4,200    Texas Instruments, Inc.                                                     263
                                                                                    ----------
                                                                                         1,767
                                                                                    ----------
               SYSTEMS SOFTWARE (0.9%)
      9,800    Microsoft Corp.                                                             502
                                                                                    ----------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.2%)
        200    Samsung Electronics Co. Ltd.(a)                                             249
     15,600    Seagate Technology plc                                                      380
                                                                                    ----------
                                                                                           629
                                                                                    ----------
               Total Information Technology                                              4,258
                                                                                    ----------

               MATERIALS (5.2%)
               ----------------
               COMMODITY CHEMICALS (0.6%)
      4,300    LyondellBasell Industries N.V. "A"                                          320
                                                                                    ----------
               DIVERSIFIED CHEMICALS (2.1%)
      4,200    BASF SE(a)                                                                  321
      7,100    Dow Chemical Co.                                                            353
     34,300    Huntsman Corp.                                                              461
                                                                                    ----------
                                                                                         1,135
                                                                                    ----------
               DIVERSIFIED METALS & MINING (1.2%)
     10,100    Freeport-McMoRan, Inc.                                                      112
     15,100    Rio Tinto Ltd.(a)                                                           520
                                                                                    ----------
                                                                                           632
                                                                                    ----------

================================================================================

3  | USAA Global Equity Income Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               PAPER PACKAGING (0.6%)
       6,200   Bemis Co., Inc.                                                      $      319
                                                                                    ----------
               PAPER PRODUCTS (0.2%)
       7,100   UPM-Kymmene Oyj(a)                                                          130
                                                                                    ----------
               PRECIOUS METALS & MINERALS (0.5%)
      15,500   Goldcorp, Inc.                                                              297
                                                                                    ----------
               Total Materials                                                           2,833
                                                                                    ----------
               TELECOMMUNICATION SERVICES (5.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
      10,300   AT&T, Inc.                                                                  445
       5,400   Nippon Telegraph & Telephone Corp.(a)                                       253
      50,600   Singapore Telecommunications Ltd.(a)                                        156
      25,200   TeliaSonera AB(a)                                                           119
      10,900   Verizon Communications, Inc.                                                609
                                                                                    ----------
                                                                                         1,582
                                                                                    ----------
               WIRELESS TELECOMMUNICATION SERVICES (2.5%)
       9,900   NTT DOCOMO, Inc.(a)                                                         266
       9,600   Rogers Communications, Inc.                                                 389
     224,600   Vodafone Group plc(a)                                                       684
                                                                                    ----------
                                                                                         1,339
                                                                                    ----------
               Total Telecommunication Services                                          2,921
                                                                                    ----------
               UTILITIES (7.1%)
               ----------------
               ELECTRIC UTILITIES (5.1%)
       3,900   American Electric Power Co., Inc.                                           273
       4,500   Duke Energy Corp.                                                           386
       6,500   Edison International                                                        505
      43,300   EDP-Energias de Portugal S.A.(a)                                            133
     146,400   Enel S.p.A.(a)                                                              651
       2,100   NextEra Energy, Inc.                                                        274
      13,600   PPL Corp.                                                                   513
                                                                                    ----------
                                                                                         2,735
                                                                                    ----------
               MULTI-UTILITIES (2.0%)
      50,300   E.ON SE(a)                                                                  504
      31,700   National Grid plc(a)                                                        466
       1,900   National Grid plc ADR                                                       141
                                                                                    ----------
                                                                                         1,111
                                                                                    ----------
               Total Utilities                                                           3,846
                                                                                    ----------
               Total Common Stocks                                                      50,179
                                                                                    ----------
               Total Equity Securities (cost: $49,172)                                  50,179
                                                                                    ----------
               MONEY MARKET INSTRUMENTS (7.8%)

               MONEY MARKET FUNDS (7.8%)
   4,226,687   State Street Institutional Liquid Reserves Fund Premier
                 Class, 0.47% (b)(cost: $4,226)                                          4,226
                                                                                    ----------

               TOTAL INVESTMENTS (COST: $53,398)                                    $   54,405
                                                                                    ==========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

ASSETS                                           LEVEL 1                 LEVEL 2                LEVEL 3                   TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $         31,085        $          19,094       $           --        $      50,179
Money Market Instruments:
  Money Market Funds                                   4,226                       --                   --                4,226
-------------------------------------------------------------------------------------------------------------------------------
Total                                       $         35,311        $          19,094       $           --        $      54,405
-------------------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

                           FAIR VALUE LEVEL TRANSFERS
                           --------------------------

For the period of April 1, 2016, through June 30, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                         TRANSFERS INTO                      TRANSFERS INTO                      TRANSFERS INTO
                                               (OUT OF)                            (OUT OF)                            (OUT OF)
 ASSETS ($ IN 000s)                             LEVEL 1                             LEVEL 2                             LEVEL 3
-------------------------------------------------------------------------------------------------------------------------------
 Common Stocks(I)               $              (15,606)              $               15,606                 $                 -

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

================================================================================

5  | USAA Global Equity Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Global Equity Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Equity Income Fund Shares (Fund Shares) and Global Equity Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

6  | USAA Global Equity Income Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on events that occur on a fairly regular basis (such as U.S. market movements) are significant and are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

================================================================================

7  | USAA Global Equity Income Fund

================================================================================

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Gross unrealized appreciation and depreciation of investments as of June 30, 2016, were $3,092,000 and $2,085,000, respectively, resulting in net unrealized appreciation of $1,007,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $54,142,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 41.1% of net assets at June 30, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Securities with a value of $19,094,000, which represented 35.3% of the Fund's net assets, were classified as Level 2 at June 30, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.
(b) Rate represents the money market fund annualized seven-day yield at June 30, 2016.
*    Non-income-producing security.

================================================================================

9  | USAA Global Equity Income Fund


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA BOND FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48500-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD         Community College District
PRE         Pre-refunded to a date prior to maturity
SPEAR       Short Puttable Exempt Adjustable Receipts
USD         Unified School District

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)       Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Gurantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America Corp., Deutsche Bank A.G., Dexia Credit Local, or JP Morgan Chase & Co.

================================================================================

1  | USAA California Bond Fund

================================================================================

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND
June 30, 2016 (unaudited)

PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (87.5%)

               CALIFORNIA (84.3%)
$      2,000   Alameda Corridor Transportation Auth.                               5.00%          10/01/2037         $    2,456
       1,500   Anaheim Public Financing Auth.                                      5.00            5/01/2046              1,819
       4,235   Association of Bay Area Governments (NBGA)                          5.00            1/01/2033              5,109
      17,520   Association of Bay Area Governments (INS)                           4.75            3/01/2036             17,633
       1,500   Association of Bay Area Governments                                 5.00            7/01/2042              1,702
       6,100   Baldwin Park USD (INS)                                              5.00 (a)        8/01/2031              2,907
       6,375   Baldwin Park USD (INS)                                              5.01 (a)        8/01/2032              2,887
       3,085   Burbank USD, 4.30%, 8/01/2023                                       4.30 (b)        8/01/2033              2,708
       3,000   Burbank USD, 4.35%, 8/01/2023                                       4.35 (b)        8/01/2034              2,624
       5,265   Carlsbad USD (INS)                                                  5.00           10/01/2034              5,888
       3,000   Central USD (INS) (PRE)                                             5.50            8/01/2029              3,443
       5,000   Chula Vista                                                         5.88            1/01/2034              5,706
       6,000   City and County of San Francisco Airport
                 Commission                                                        4.90            5/01/2029              6,765
      12,605   Coast CCD (INS) (PRE)                                               5.48 (a)        8/01/2034              4,761
       1,350   Corona-Norco USD                                                    5.00            9/01/2032              1,611
       6,000   Educational Facilities Auth.                                        5.38            4/01/2034              6,859
       1,000   Educational Facilities Auth.                                        5.00           10/01/2037              1,224
       3,100   Educational Facilities Auth.                                        5.00           10/01/2049              3,860
       1,500   Elk Grove Finance Auth. (INS)                                       5.00            9/01/2038              1,823
      15,000   Foothill/Eastern Transportation Corridor Agency
                 (INS)                                                             4.21 (a)        1/15/2034              8,539
       7,500   Foothill/Eastern Transportation Corridor Agency
                 (INS)                                                             4.25 (a)        1/15/2035              4,107
      18,000   Golden State Tobacco Securitization (INS)                           4.55 (b)        6/01/2022             19,167
      17,000   Golden State Tobacco Securitization                                 5.00            6/01/2033             17,139
         610   Health Facilities Financing Auth. (NBGA)                            5.50            1/01/2019                612
       5,000   Health Facilities Financing Auth.                                   5.00            7/01/2033              6,056
       2,000   Health Facilities Financing Auth. (PRE)                             6.50           10/01/2033              2,265
       1,050   Health Facilities Financing Auth. (NBGA)                            5.00            7/01/2039              1,276
       2,100   Health Facilities Financing Auth.                                   5.00           11/15/2039              2,519
       7,805   Health Facilities Financing Auth. (NBGA)                            5.00            6/01/2042              9,149
       2,300   Health Facilities Financing Auth. (NBGA)                            5.00            7/01/2044              2,792
       9,310   Indio Redevelopment Agency                                          5.25            8/15/2031             10,084
         680   Infrastructure and Economic Dev. Bank                               5.63            7/01/2020                683
       1,250   Infrastructure and Economic Dev. Bank                               5.75            7/01/2030              1,255
       6,000   Inland Empire Tobacco Securitization Auth.                          5.75 (b)        6/01/2026              6,434
       1,000   Jurupa Public Financing Auth.                                       5.00            9/01/2042              1,175
       3,875   Long Beach Bond Finance Auth.                                       5.00           11/15/2035              5,001
       2,000   Los Angeles County Public Works Financing
                 Auth.                                                             5.00           12/01/2044              2,432
       6,000   Los Angeles County Public Works Financing
                 Auth.                                                             5.00           12/01/2045              7,399
       1,000   Los Banos Redevelopment Agency (INS) (PRE)                          5.00            9/01/2036              1,008
      10,000   Madera Redevelopment Agency                                         5.38            9/01/2038             10,819
       6,000   Modesto Irrigation District                                         5.75           10/01/2034              6,755
       3,435   Monrovia Financing Auth.                                            5.00           12/01/2045              4,190
       2,345   Monrovia Financing Auth. (INS)                                      5.00           12/01/2045              2,863
       7,500   Monterey Peninsula CCD (INS) (PRE)                                  5.11 (a)        8/01/2029              4,141

================================================================================

3  | USAA California Bond Fund

================================================================================

PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
$      2,000   Mountain View Shoreline Regional Park
                 Community (c)                                                     5.63%           8/01/2035        $     2,397
       1,000   Municipal Finance Auth.                                             5.00            6/01/2050              1,147
       1,500   Norco Redevelopment Agency                                          5.88            3/01/2032              1,751
       1,250   Norco Redevelopment Agency                                          6.00            3/01/2036              1,466
       5,000   Norwalk Redevelopment Agency (INS)                                  5.00           10/01/2030              5,016
       3,500   Norwalk Redevelopment Agency (INS)                                  5.00           10/01/2035              3,513
       7,500   Norwalk-La Mirada USD (INS)                                         5.00 (a)        8/01/2030              5,122
       6,205   Oakdale Irrigation District                                         5.50            8/01/2034              7,021
       5,500   Palomar Pomerado Health (INS)                                       4.89 (a)        8/01/2026              4,206
      12,230   Palomar Pomerado Health (INS)                                       6.05 (a)        8/01/2031              7,810
       2,000   Pittsburg Successor Redevelopment Agency
                 (INS)                                                             5.00            9/01/2029              2,513
       4,000   Pollution Control Financing Auth. (d)                               5.25            8/01/2040              4,539
      10,000   Pollution Control Financing Auth.                                   5.00           11/21/2045             10,348
       1,500   Pomona USD (INS)                                                    5.00            8/01/2039              1,811
       6,875   Public Works Board                                                  5.00            4/01/2031              6,903
       5,705   Public Works Board                                                  5.00            4/01/2031              5,729
       2,800   Rio Elementary School District (INS)                                4.00            8/01/2045              3,164
       9,880   Riverside County Public Financing Auth. (PRE)                       4.75           10/01/2035              9,988
         120   Riverside County Public Financing Auth. (INS)                       4.75           10/01/2035                121
       1,250   Riverside County Public Financing Auth. (INS)                       4.00           10/01/2036              1,397
       1,625   Riverside County Public Financing Auth. (INS)                       4.00           10/01/2037              1,814
       2,000   Riverside County Redevelopment Successor
                 Agency (INS)                                                      4.00           10/01/2037              2,229
       2,000   Riverside County Transportation Commission                          5.25            6/01/2039              2,502
       7,115   Roseville Finance Auth.                                             5.00            2/01/2037              7,997
       2,000   Sacramento Area Flood Control Agency (INS)                          5.00           10/01/2044              2,404
       7,030   Sacramento City Financing Auth. (INS) (PRE)                         5.00           12/01/2036              7,165
      10,990   Sacramento Municipal Utility District Financing
                 Auth. (INS) (PRE)                                                 4.75            7/01/2025             10,991
       1,020   Sacramento USD (INS)                                                5.00            7/01/2038              1,209
       2,000   San Diego County Regional Airport Auth.                             5.00            7/01/2040              2,278
       2,500   San Diego Public Facilities Financing Auth.                         5.00           10/15/2044              3,090
       1,000   San Diego Public Financing Auth. (PRE)                              5.25            5/15/2029              1,172
       3,500   San Francisco City and County Airport (PRE)                         5.25            5/01/2026              3,801
       4,360   San Francisco City and County Redevelopment
                 Financing Auth. (INS) (PRE)                                       4.88            8/01/2036              4,377
      10,000   San Jose Financing Auth.                                            5.00            6/01/2039             12,008
       3,000   San Jose Redevelopment Agency (INS)                                 4.45            8/01/2032              3,073
       1,500   San Luis & Delta-Mendota (INS)                                      5.00            3/01/2038              1,754
       3,000   San Marcos USD Financing Auth. (INS)                                5.00            8/15/2035              3,425
       5,000   San Ramon Successor Redevelopment Agency
                 (INS)                                                             5.00            2/01/2038              6,029
       3,500   Santa Barbara Financing Auth.                                       5.00            7/01/2029              3,894
       9,000   Santa Barbara Financing Auth.                                       5.00            7/01/2039             10,009
       2,000   Santa Clara                                                         5.25            7/01/2032              2,377
       5,250   Santa Clarita Community College District                            4.00            8/01/2046              6,014
         900   Santa Cruz County Redevelopment Successor
                 Agency(e) (INS)                                                   4.00            9/01/2035              1,022
       6,000   Santa Cruz County Redevelopment Successor
                 Agency (INS)                                                      5.00            9/01/2035              7,332
       1,350   Santa Cruz County Redevelopment Successor
                 Agency(e) (INS)                                                   4.00            9/01/2036              1,531
       1,750   School Finance Auth. (d)                                            5.00            8/01/2041              2,025
       2,250   School Finance Auth. (d)                                            5.00            8/01/2046              2,591
       1,750   Sierra View Local Health Care District (PRE)                        5.25            7/01/2037              1,832
       9,645   Solano CCD (INS) (PRE)                                              4.96 (a)        8/01/2028              5,355
       9,735   Solano CCD (INS) (PRE)                                              5.00 (a)        8/01/2030              4,874
      10,000   South Orange County Public Financing Auth.
                 (INS)                                                             5.00            8/15/2032             10,030
       2,070   South Orange County Public Financing Auth.                          5.00            4/01/2035              2,584
       1,075   South Orange County Public Financing Auth.                          5.00            4/01/2036              1,337
       4,000   State                                                               5.25            2/01/2030              4,853
       6,000   State                                                               4.50            8/01/2030              6,141

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
$      5,000   State                                                               5.75%           4/01/2031        $     5,689
       3,000   State                                                               5.00            2/01/2043              3,606
       2,500   State                                                               5.00            9/01/2045              3,163
       2,225   Statewide Communities Dev. Auth. (INS) (c)                          4.50            2/01/2027              2,256
      11,795   Statewide Communities Dev. Auth. (NBGA)                             5.00           12/01/2027             12,465
       4,225   Statewide Communities Dev. Auth.                                    5.50            7/01/2031              4,439
      17,500   Statewide Communities Dev. Auth.                                    5.25            8/01/2031             17,573
       4,000   Statewide Communities Dev. Auth. (INS)                              4.60            2/01/2037              4,048
      13,000   Statewide Communities Dev. Auth. (NBGA)                             5.00           12/01/2037             13,792
       3,500   Statewide Communities Dev. Auth. (NBGA)
                 (PRE)                                                             5.75            8/15/2038              3,881
       2,500   Statewide Communities Dev. Auth.                                    5.00           11/15/2038              2,701
       2,000   Statewide Communities Dev. Auth.                                    5.00            5/15/2040              2,447
       1,500   Statewide Communities Dev. Auth.                                    5.00            5/15/2042              1,707
         500   Statewide Communities Dev. Auth.                                    5.00           11/01/2043                604
       2,400   Statewide Communities Dev. Auth. (NBGA)                             5.00            8/01/2044              2,864
       1,500   Statewide Communities Dev. Auth.                                    5.00            5/15/2047              1,700
       3,000   Statewide Communities Dev. Auth.                                    4.00            8/15/2051              3,289
       1,575   Temecula Valley USD (INS)                                           5.00            9/01/2040              1,875
       7,500   Temecula Valley USD (INS)                                           4.00            8/01/2045              8,474
       5,710   Tulare(e) (INS)                                                     4.00           11/15/2041              6,368
       5,000   Tulare(e) (INS)                                                     4.00           11/15/2044              5,563
       7,190   Tuolumne Wind Project Auth.                                         5.63            1/01/2029              8,030
       4,000   Val Verde USD (INS)                                                 5.00            3/01/2029              4,387
       1,105   Val Verde USD (INS)                                                 5.00            8/01/2034              1,348
       1,530   Val Verde USD (INS)                                                 5.00            8/01/2035              1,863
       1,500   Val Verde USD (INS)                                                 5.13            3/01/2036              1,649
       4,000   Val Verde USD (INS)                                                 5.00            8/01/2044              4,844
       6,267   Vallejo Sanitation and Flood Control District
                 (INS) (c)                                                         5.00            7/01/2019              6,548
       7,000   Vista (INS) (PRE)                                                   5.00            5/01/2037              7,262
       1,250   Washington Township Health Care District                            6.00            7/01/2029              1,417
       6,080   Washington Township Health Care District                            5.00            7/01/2037              6,259
       4,585   West Kern Water District (c)                                        5.00            6/01/2028              5,304
                                                                                                                    -----------
                                                                                                                        614,141
                                                                                                                    -----------

               GUAM (2.0%)
       1,000   Power Auth.                                                         5.00           10/01/2034              1,130
       4,000   Waterworks Auth.                                                    5.50            7/01/2043              4,801
       7,000   Waterworks Auth.                                                    5.00            1/01/2046              8,383
                                                                                                                    -----------
                                                                                                                         14,314
                                                                                                                    -----------

               U.S. VIRGIN ISLANDS (1.2%)
       1,805   Public Finance Auth.                                                4.00           10/01/2022              1,937
       1,500   Public Finance Auth.                                                5.00           10/01/2027              1,700
       1,500   Public Finance Auth.                                                5.00           10/01/2032              1,657
       3,000   Public Finance Auth. (d)                                            5.00            9/01/2033              3,592
                                                                                                                    -----------
                                                                                                                          8,886
                                                                                                                    -----------
               Total Fixed-Rate Instruments (cost: $587,786)                                                            637,341
                                                                                                                    -----------

               PUT BONDS (3.4%)

               CALIFORNIA (3.4%)
      15,000   Bay Area Toll Auth.                                                 1.66 (f)        4/01/2036             14,818
      10,000   Twin Rivers USD (INS)                                               3.20            6/01/2041             10,018
                                                                                                                    -----------
                                                                                                                         24,836
                                                                                                                    -----------
               Total Put Bonds (cost: $25,000)                                                                           24,836
                                                                                                                    -----------

================================================================================

5  | USAA California Bond Fund

================================================================================

PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (10.1%)

               CALIFORNIA (9.5%)
$      8,770   Bay Area Toll Auth. (LIQ) (d)                                       0.60%           4/01/2039        $     8,770
       5,355   Sacramento City Financing Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (d)                                    0.60           12/01/2030              5,355
       9,595   Semitropic Improvement District (LIQ) (d)                           0.66            6/01/2017              9,595
      23,516   SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (d)                          0.76            8/01/2047             23,516
       6,000   State (LIQ) (LOC - Dexia Credit Local) (d)                          0.59            8/01/2027              6,000
      15,895   Victorville Joint Powers Financing Auth.
                 (LOC - BNP Paribas)                                               1.16            5/01/2040             15,895
                                                                                                                    -----------
                                                                                                                         69,131
                                                                                                                    -----------
               PUERTO RICO (0.6%)
        4,500  Sales Tax Financing Corp. (LIQ)
                 (LOC - Deutsche Bank A.G.) (d)                                    0.95            8/01/2054              4,500
                                                                                                                    -----------
               Total Variable-Rate Demand Notes (cost: $73,631)                                                          73,631
                                                                                                                    -----------

                 TOTAL INVESTMENTS (COST: $686,417)                                                                 $   735,808
                                                                                                                    ===========

($ IN 000s)                                                            VALUATION HIERARCHY
                                                                       -------------------

ASSETS                                               LEVEL 1                LEVEL 2               LEVEL 3                 TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $        --           $      637,341          $        --      $      637,341
Put Bonds                                                  --                   24,836                   --              24,836
Variable-Rate Demand Notes                                 --                   73,631                   --              73,631
-------------------------------------------------------------------------------------------------------------------------------
Total                                             $        --           $      735,808          $        --      $      735,808
-------------------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2016, through June 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

================================================================================

7  | USAA California Bond Fund

================================================================================

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2016, were $49,573,000 and $182,000, respectively, resulting in net unrealized appreciation of $49,391,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $728,215,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) At June 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) At June 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $14,484,000, of which all were when-issued securities.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2016.

================================================================================

9  | USAA California Bond Fund


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48501-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - Similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG   Association of Bay Area Governments
IDA    Industrial Development Authority/Agency
SPEAR  Short Puttable Exempt Adjustable Receipts

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

================================================================================

1  | USAA California Money Market Fund

================================================================================

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Deutsche Bank A.G., JPMorgan Chase & Co., or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

                                                    Portfolio of Investments | 2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
June 30, 2016 (unaudited)

PRINCIPAL
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (86.7%)

               CALIFORNIA (86.7%)
$     9,010    ABAG Finance Auth. for Nonprofit Corps.
                 (LOC - KBC Bank N.V.)                                             0.69%           5/15/2035         $    9,010
     11,100    ABAG Finance Auth. for Nonprofit Corps.
                 (LOC - Citigroup, Inc.)                                           0.39            8/01/2035             11,100
      3,700    Alameda County IDA (LOC - BNP Paribas)                              0.43           12/01/2040              3,700
      5,275    Alameda County IDA (LOC - Comerica Bank,
                 N.A.)                                                             0.51           12/01/2040              5,275
     12,400    Bay Area Toll Auth. (LOC - Mitsubishi UFJ
                 Financial Group, Inc.)                                            0.40            4/01/2045             12,400
      4,865    Chino Basin Regional Financing Auth.
                 (LOC - Sumitomo Mitsui Banking Corp.)                             0.40            6/01/2032              4,865
     10,000    Enterprise Dev. Auth. (LOC - Federal Home
                 Loan Bank of San Francisco) (a)                                   0.44           12/01/2042             10,000
      6,600    Health Facilities Financing Auth.
                 (LOC - Mitsubishi UFJ Financial Group, Inc.)                      0.39           10/01/2031              6,600
     14,950    Health Facilities Financing Auth. (LOC - Mizuho
                 Corporate Bank Ltd.)                                              0.44            7/01/2033             14,950
      4,765    Infrastructure and Economic Dev. Bank
                 (LOC - Federal Home Loan Bank of San
                 Francisco) (a)                                                    0.43           12/01/2040              4,765
      7,905    Irvine (LOC - Sumitomo Mitsui Banking Corp.)                        0.43            9/02/2032              7,905
     14,457    Irvine (LOC - Sumitomo Mitsui Banking Corp.)                        0.43            9/02/2050             14,457
      9,900    Irvine Assessment District (LOC - Sumitomo
                 Mitsui Banking Corp.)                                             0.43            9/02/2025              9,900
      5,075    Loma Linda (LOC - Mitsubishi UFJ Financial
                 Group, Inc.)                                                      0.49            6/01/2025              5,075
     10,100    Long Beach Health Facility                                          0.39           10/01/2016             10,100
      6,085    Los Angeles (LOC - U.S. Bancorp, Inc.)                              0.43            8/01/2035              6,085
      8,735    Municipal Finance Auth. (LOC - Comerica Bank,
                 N.A.)                                                             0.51            1/01/2040              8,735
        800    Novato (LOC - BNP Paribas)                                          0.49           10/01/2032                800
     23,070    Pasadena (LOC - Bank of America Corp.)                              0.41            2/01/2035             23,070
      3,200    Pollution Control Financing Auth. (LOC - BNP
                 Paribas)                                                          0.46           11/01/2019              3,200
      1,690    Pollution Control Financing Auth.
                 (LOC - Comerica Bank, N.A.)                                       0.52           12/01/2030              1,690
      6,320    Rancho Water District (LOC - Wells Fargo &
                 Co.)                                                              0.39            9/01/2028              6,320
      5,000    Riverside (LOC - Bank of America Corp.)                             0.41            3/01/2037              5,000
     12,400    Riverside Electric Public Utilities
                 (LOC - Barclays Bank plc)                                         0.39           10/01/2029             12,400
      3,395    Sacramento City Financing Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                                    0.64           12/01/2033              3,395
      6,250    San Diego County (LOC - Comerica Bank, N.A.)                        0.42            1/01/2023              6,250
      3,200    San Diego County (LOC - Wells Fargo & Co.)                          0.43            9/01/2030              3,200
     10,338    SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)                          0.76            8/01/2031             10,338
      8,122    SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)                          0.76            8/01/2041              8,122
      2,500    State (LOC - U.S. Bancorp, Inc.)                                    0.39            5/01/2033              2,500
     12,000    State (LOC - Barclays Bank plc)                                     0.39            5/01/2040             12,000
      4,805    Statewide Communities Dev. Auth. (LIQ) (a)                          0.61           10/01/2020              4,805

================================================================================

3  | USAA California Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
$     3,450    Statewide Communities Dev. Auth.
                 (LOC - Comerica Bank, N.A.)                                       0.42%          12/01/2024         $    3,450
      6,600    Statewide Communities Dev. Auth.                                    0.39           11/01/2030              6,600
      4,000    Statewide Communities Dev. Auth.                                    0.40            4/01/2038              4,000
                                                                                                                     ----------
                                                                                                                        262,062
                                                                                                                     ----------
               Total Variable-Rate Demand Notes (cost: $262,062)                                                        262,062
                                                                                                                     ----------
               FIXED-RATE INSTRUMENTS (7.8%)

               CALIFORNIA (7.8%)
     12,000    San Diego County Water Auth.                                        0.42            7/05/2016             12,000
     11,600    Statewide Communities Dev. Auth.                                    0.54            9/06/2016             11,600
                                                                                                                     ----------
                                                                                                                         23,600
                                                                                                                     ----------
               Total Fixed-Rate Instruments (cost: $23,600)                                                              23,600
                                                                                                                     ----------
               PUT BONDS (3.9%)

               CALIFORNIA (3.9%)
     11,865    Statewide Communities Dev. Auth. (LIQ)
                 (LOC - Wells Fargo & Co.) (a)(cost: $11,865)                      0.55           10/01/2036             11,865
                                                                                                                     ----------
               ADJUSTABLE-RATE NOTES (2.7%)

               CALIFORNIA (2.7%)
      8,000    Golden Empire Schools Financing Auth. (cost:
                 $8,000)                                                           0.91            5/01/2017              8,000
                                                                                                                     ----------

               TOTAL INVESTMENTS (COST: $305,527)                                                                    $  305,527
                                                                                                                     ==========

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

ASSETS                                         LEVEL 1                LEVEL 2                 LEVEL 3                     TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                  $          --       $           262,062        $           --          $    262,062
Fixed-Rate Instruments                                 --                    23,600                    --                23,600
Put Bonds                                              --                    11,865                    --                11,865
Adjustable-Rate Notes                                  --                     8,000                    --                 8,000
-------------------------------------------------------------------------------------------------------------------------------
Total                                       $          --       $           305,527        $           --          $    305,527
-------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

5  | USAA California Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $302,125,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market funds that will affect the manner in which money market funds are structured and operated. The amendments also will allow money market funds to impose liquidity fees and suspend redemptions temporarily (redemption gates), and will impose new requirements related to diversification, stress testing, and disclosure. Money market funds that qualify as "retail" (Retail MMFs) or "government" will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at a stable $1 net asset value per share as they do today. The Fund currently intends to qualify as a Retail MMF no later than October 14, 2016, and, in doing so, will have the ability to impose liquidity fees and redemption gates.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

7  | USAA California Money Market Fund


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK BOND FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48504-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC         Economic Development Corp.
ETM         Escrowed to final maturity
IDA         Industrial Development Authority/Agency
IDC         Industrial Development Corp.
MTA         Metropolitan Transportation Authority
PRE         Pre-refunded to a date prior to maturity

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)       Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration or the State of New York Mortgage Agency.

================================================================================

1  | USAA New York Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NEW YORK BOND FUND
June 30, 2016 (unaudited)

PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (95.7%)

               NEW YORK (90.3%)
$      1,000   Albany Capital Resource Corp. (PRE)                                 6.00%          11/15/2025         $    1,222
         500   Albany IDA                                                          5.00            7/01/2031                517
       1,000   Albany IDA (PRE)                                                    5.25           11/15/2032              1,065
       1,000   Albany IDA (PRE)                                                    5.25           11/15/2032              1,065
         500   Buffalo and Erie County Industrial Land Dev. Corp.                  6.00           10/01/2031                604
       2,000   Buffalo and Erie County Industrial Land Dev. Corp.                  5.00            7/01/2040              2,373
         700   Build NYC Resource Corp.                                            5.00            6/01/2040                834
       1,000   Build NYC Resource Corp.                                            5.00            8/01/2040              1,187
         500   Build NYC Resource Corp.                                            5.00            7/01/2041                595
       1,500   Build NYC Resource Corp.                                            5.00            8/01/2042              1,713
       1,000   Build NYC Resource Corp.                                            5.50            4/01/2043              1,097
       2,000   Build NYC Resource Corp.                                            5.00            7/01/2045              2,390
       1,000   Canton Capital Resource Corp. (INS) (PRE)                           5.00            5/01/2040              1,159
       2,000   Chautauqua Tobacco Asset Securitization Corp.                       5.00            6/01/2048              2,096
         500   Convention Center Dev. Corp.                                        5.00           11/15/2045                611
       2,000   Dormitory Auth. (ETM)                                               5.30            2/15/2019              2,134
       1,500   Dormitory Auth. (NBGA)                                              5.00            7/01/2024              1,504
       3,500   Dormitory Auth. (INS)                                               5.00            7/01/2025              3,514
       2,000   Dormitory Auth.                                                     5.00            7/01/2026              2,000
       2,000   Dormitory Auth.                                                     5.00            7/01/2026              2,302
       1,000   Dormitory Auth.                                                     5.00            7/01/2027              1,087
       3,275   Dormitory Auth.                                                     5.50            5/15/2030              4,624
         500   Dormitory Auth. (INS)                                               5.00            7/01/2030                520
       1,000   Dormitory Auth.                                                     5.00            7/01/2031              1,140
       1,000   Dormitory Auth.                                                     5.00            1/15/2032              1,061
         500   Dormitory Auth. (INS)                                               5.63           11/01/2032                600
       2,500   Dormitory Auth. (NBGA)                                              5.00            6/01/2033              2,683
       2,500   Dormitory Auth. (INS) (PRE)                                         5.00            7/01/2033              2,717
       2,000   Dormitory Auth. (PRE)                                               5.25            7/01/2033              2,264
       1,300   Dormitory Auth.                                                     5.75            7/01/2033              1,453
       2,000   Dormitory Auth.                                                     5.00            2/15/2034              2,214
       1,200   Dormitory Auth. (INS) (PRE)                                         5.00            7/01/2034              1,353
         500   Dormitory Auth.                                                     5.00            7/01/2034                607
       3,000   Dormitory Auth. (NBGA) (PRE)                                        4.70            2/15/2035              3,016
       3,000   Dormitory Auth. (PRE)                                               5.00            7/01/2035              3,000
       1,000   Dormitory Auth.                                                     5.25            7/01/2035              1,110
       1,000   Dormitory Auth. (PRE)                                               5.00            7/01/2036              1,044
       2,000   Dormitory Auth. (INS)                                               5.00            8/15/2036              2,080
       1,950   Dormitory Auth. (NBGA)                                              4.75            2/15/2037              1,999
         250   Dormitory Auth.                                                     5.30            7/01/2037                261
         500   Dormitory Auth.                                                     5.00            5/01/2038                561
       2,000   Dormitory Auth. (PRE)                                               5.00            7/01/2038              2,173
         500   Dormitory Auth.                                                     5.50            3/01/2039                557
         500   Dormitory Auth.                                                     5.00            5/01/2039                584
       2,000   Dormitory Auth. (INS)                                               5.50            7/01/2040              2,945
       1,000   Dormitory Auth.                                                     5.50            7/01/2040              1,163
       2,000   Dormitory Auth.                                                     5.00            5/01/2041              2,315
       1,000   Dormitory Auth.                                                     4.00            7/01/2041              1,134

================================================================================

2  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
$        250   Dormitory Auth.                                                     5.00%           7/01/2042         $      284
       1,000   Dormitory Auth.                                                     5.00            5/01/2043              1,193
       1,000   Dormitory Auth.                                                     5.75            7/01/2043              1,215
       1,500   Dormitory Auth.                                                     5.00            7/01/2044              1,760
       1,000   Dutchess County IDA (INS)                                           5.50            4/01/2030              1,168
       1,250   Dutchess County Local Dev. Corp.                                    5.75            7/01/2040              1,450
       2,000   Dutchess County Local Dev. Corp. (a)                                4.00            7/01/2041              2,200
       1,000   Dutchess County Local Dev. Corp.                                    5.00            7/01/2044              1,185
       2,000   Dutchess County Local Dev. Corp.                                    5.00            7/01/2045              2,415
       1,000   Environmental Facilities Corp.                                      4.50            6/15/2036              1,005
         250   Erie County IDA                                                     5.25            5/01/2032                294
          15   Housing Finance Agency (INS)                                        6.13           11/01/2020                 15
       2,500   Liberty Dev. Corp.                                                  5.25           10/01/2035              3,375
         560   Liberty Dev. Corp.                                                  5.50           10/01/2037                786
       1,000   Liberty Dev. Corp. (b)                                              5.00           11/15/2044              1,162
       1,000   Long Island Power Auth. (PRE)                                       5.00            9/01/2035              1,008
       2,000   Long Island Power Auth.                                             5.00            5/01/2038              2,276
       2,000   Long Island Power Auth.                                             5.00            9/01/2044              2,397
         500   Monroe County IDC (c)                                               5.25           10/01/2031                581
       1,000   Monroe County IDC                                                   5.00           12/01/2037              1,152
         500   Monroe County IDC (INS)                                             5.00            1/15/2038                593
       2,100   Monroe County IDC (NBGA)                                            5.50            8/15/2040              2,480
       2,000   Monroe County IDC                                                   5.00           12/01/2042              2,298
       3,000   MTA                                                                 5.00           11/15/2035              3,708
       1,500   MTA (c)                                                             5.25           11/15/2038              1,802
       1,000   Nassau County                                                       5.00            1/01/2038              1,219
       1,000   Nassau County (INS)                                                 5.00            4/01/2038              1,200
       1,000   Nassau County Local Economic Assistance Corp.                       5.00            7/01/2037              1,123
       2,000   New York City                                                       5.25            8/15/2023              2,198
       1,885   New York City Health and Hospital Corp.                             5.00            2/15/2025              2,009
       1,000   New York City Housing Dev. Corp.                                    5.00           11/01/2042              1,089
         910   New York City IDA (INS)                                             5.00           10/01/2023                910
       1,000   New York City IDA (INS)                                             5.25           11/01/2037              1,059
      17,090   New York City Municipal Water Finance Auth.                         5.12(d)         6/15/2020             16,299
       2,000   New York City Municipal Water Finance Auth.                         5.00            6/15/2039              2,239
       3,000   New York City Transitional Finance Auth.                            5.00            1/15/2034              3,198
       1,000   New York City Transitional Finance Auth.                            5.13            1/15/2034              1,103
       1,250   New York City Transitional Finance Auth.                            5.00            7/15/2043              1,520
       2,000   New York City Trust for Cultural Resources                          5.00           12/01/2039              2,254
       1,000   New York City Trust for Cultural Resources                          5.00            8/01/2043              1,181
         825   Newburgh City                                                       5.00            6/15/2023                949
         870   Newburgh City                                                       5.00            6/15/2024                996
       1,000   Niagara Area Dev. Corp.                                             4.00           11/01/2024              1,029
         750   Niagara Tobacco Asset Securitization Corp.                          5.25            5/15/2040                885
       1,500   Onondaga Civic Dev. Corp.                                           5.38            7/01/2040              1,682
       1,000   Onondaga Civic Dev. Corp.                                           5.00           10/01/2040              1,190
       1,000   Onondaga Civic Dev. Corp.                                           5.00            7/01/2042              1,143
       1,000   Onondaga County Trust for Cultural
                 Resources (c)                                                     5.00           12/01/2036              1,186
         600   Rockland County                                                     5.00           12/15/2021                682
       1,265   Rockland County                                                     3.75           10/01/2025              1,331
         675   Saratoga County IDA                                                 5.25           12/01/2032                713
       1,000   Seneca County IDA (PRE)                                             5.00           10/01/2027              1,055
       1,000   Southold Local Dev. Corp.                                           5.00           12/01/2045              1,139
         500   St. Lawrence County IDA                                             4.00            7/01/2043                564
       1,000   State                                                               5.00            2/15/2039              1,111
         220   Suffolk County EDC (PRE)                                            5.00            7/01/2028                263
       1,280   Suffolk County EDC                                                  5.00            7/01/2028              1,462
         250   Suffolk County EDC                                                  5.00            7/01/2033                295
       2,600   Suffolk County IDA                                                  5.00           11/01/2028              2,625
       1,020   Suffolk Tobacco Asset Securitization Corp.                          5.38            6/01/2028              1,038
       1,450   Suffolk Tobacco Asset Securitization Corp.                          5.00            6/01/2032              1,649
       1,000   Thruway Auth. (PRE)                                                 5.00            4/01/2028              1,097
       1,000   Thruway Auth.                                                       4.00            1/01/2056              1,103

================================================================================

3  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
$      1,000   Tompkins County Dev. Corp.                                          5.50%           7/01/2033        $     1,166
       1,500   Tompkins County Dev. Corp.                                          5.00            7/01/2044              1,723
       1,500   Town of Hempstead IDA                                               4.50            7/01/2036              1,548
       3,675   Triborough Bridge and Tunnel Auth.                                  5.00           11/15/2029              4,042
       3,000   Triborough Bridge and Tunnel Auth.                                  5.00           11/15/2031              3,279
       1,000   Triborough Bridge and Tunnel Auth.                                  3.70(d)        11/15/2032                667
       2,000   Troy Capital Resource Corp.                                         5.00            9/01/2030              2,275
         310   Upper Mohawk Valley Regional Water Finance Auth. (INS)              4.25            4/01/2036                310
       1,685   Urban Dev. Corp.                                                    5.00            1/01/2029              1,832
       2,000   Urban Dev. Corp.                                                    5.00            3/15/2036              2,214
         870   Westchester County Health Care Corp. (PRE)                          6.00           11/01/2030              1,060
         130   Westchester County Health Care Corp.                                6.00           11/01/2030                152
       1,500   Westchester County Local Dev. Corp.                                 5.00            1/01/2034              1,706
       1,000   Westchester County Local Dev. Corp.                                 5.00           11/01/2046              1,183
       1,000   Yonkers (INS)                                                       5.00           10/01/2024              1,172
         665   Yonkers (INS)                                                       3.00            7/01/2025                718
                                                                                                                    -----------
                                                                                                                        202,884
                                                                                                                    -----------
               GUAM (3.5%)
         500   Government                                                          5.00            1/01/2037                566
       1,000   Government Business Privilege Tax                                   5.00           11/15/2039              1,193
       1,000   International Airport Auth. (INS)                                   5.75           10/01/2043              1,255
       1,000   Power Auth. (INS)                                                   5.00           10/01/2030              1,206
         500   Power Auth. (INS)                                                   5.00           10/01/2039                604
       1,000   Waterworks Auth.                                                    5.00            7/01/2029              1,187
         500   Waterworks Auth.                                                    5.00            7/01/2035                586
       1,000   Waterworks Auth.                                                    5.50            7/01/2043              1,200
                                                                                                                    -----------
                                                                                                                          7,797
                                                                                                                    -----------
               PUERTO RICO (0.6%)
       1,390   Industrial, Tourist, Educational, Medical and
                 Environmental Control Facilities Financing Auth.                  5.13            4/01/2032              1,291
                                                                                                                    -----------
               U.S. VIRGIN ISLANDS (1.3%)
       2,000   Public Finance Auth.                                                5.00           10/01/2032              2,210
         750   Water and Power Auth.                                               5.00            7/01/2018                781
                                                                                                                    -----------
                                                                                                                          2,991
                                                                                                                    -----------
               Total Fixed-Rate Instruments (cost: $194,392)                                                            214,963
                                                                                                                    -----------
               VARIABLE-RATE DEMAND NOTES (3.9%)

               NEW YORK (3.5%)
         500   Albany IDA (LOC - Citizens Financial Group)                         0.65            7/01/2016                500
       1,425   Albany IDA (LOC - Citizens Financial Group)                         0.59            5/01/2035              1,425
       1,000   East Rochester Housing Auth. (LOC - Citizens
                 Financial Group)                                                  0.65           12/01/2036              1,000
       3,700   Housing Finance Agency (LOC - Wells Fargo & Co.)                    0.42           11/01/2046              3,700
       1,250   Monroe County IDA (LOC - Citizens Financial Group)                  0.65            7/01/2027              1,250
                                                                                                                    -----------
                                                                                                                          7,875
                                                                                                                    -----------
               PUERTO RICO (0.4%)
         833   Sales Tax Financing Corp. (LIQ)
                 (LOC - Deutsche Bank A.G.) (b)                                    0.95            8/01/2054                833
                                                                                                                    -----------
               Total Variable-Rate Demand Notes (cost: $8,708)                                                            8,708
                                                                                                                    -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                              MARKET
                                                                                               VALUE
UNITS          SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
               LIQUIDATING TRUST (0.2%)
         200   Center for Medical Science, Inc.*(e),(f)(cost: $499)                    $         560
                                                                                       -------------

               TOTAL INVESTMENTS (COST: $203,599)                                      $     224,231
                                                                                       =============

($ IN 000s)                                   VALUATION HIERARCHY
                                              -------------------

ASSETS                            LEVEL 1            LEVEL 2           LEVEL 3                 TOTAL
----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments           $      --      $       214,963      $        --       $     214,963
Variable-Rate Demand Notes              --                8,708               --               8,708
Liquidating Trust                       --                   --              560                 560
----------------------------------------------------------------------------------------------------
Total                            $      --      $       223,671      $       560       $     224,231
----------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

----------------------------------------------------------------------------------------------------
                                RECONCILIATION OF LEVEL 3 INVESTMENTS
----------------------------------------------------------------------------------------------------

                                                                                   LIQUIDATING TRUST
----------------------------------------------------------------------------------------------------
Balance as of March 31, 2016                                                                    $550
Purchases                                                                                          -
Sales                                                                                              -
Transfers into Level 3                                                                             -
Transfers out of Level 3                                                                           -
Net realized gain (loss) on investments                                                            -
Change in net unrealized appreciation/(depreciation) of investments                               10
----------------------------------------------------------------------------------------------------
Balance as of June 30, 2016                                                                     $560
----------------------------------------------------------------------------------------------------

For the period of April 1, 2016, through June 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA New York Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

================================================================================

6  | USAA New York Bond Fund

================================================================================

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value being derived based upon the use of inputs such as real property appraisals. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

================================================================================

7  | USAA New York Bond Fund

================================================================================

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2016, were $20,727,000 and $95,000, respectively, resulting in net unrealized appreciation of $20,632,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $224,652,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) At June 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $2,200,000, of which all were when-issued securities.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At June 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2016, was $560,000, which represented 0.2% of the Fund's net assets.
(f) Restricted security that is not registered under the Securities Act of 1933.
*     Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48505-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA    Industrial Development Authority/Agency
MTA    Metropolitan Transportation Authority

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA New York Money Market Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
June 30, 2016 (unaudited)

PRINCIPAL
AMOUNT                                                                           COUPON                FINAL              VALUE
(000)          SECURITY                                                            RATE             MATURITY              (000)
-------------------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (97.0%)

               NEW YORK (97.0%)
$     1,420    Albany IDA (LOC - Citizens Financial Group)                         0.59%           5/01/2035         $    1,420
      6,170    Build New York City Resource Corp.
                 (LOC - Toronto-Dominion Bank)                                     0.44           12/01/2045              6,170
      2,395    Chautauqua County IDA (LOC - Citizens
                 Financial Group)                                                  0.52            8/01/2027              2,395
      1,345    Erie County IDA (LOC - Key Bank, N.A.)                              0.53            6/01/2022              1,345
      3,600    Housing Finance Agency (LOC - Landesbank
                 Hessen-Thuringen)                                                 0.45           11/01/2037              3,600
      3,000    Housing Finance Agency (LOC - Landesbank
                 Hessen-Thuringen)                                                 0.42            5/01/2042              3,000
      4,000    Housing Finance Agency (LOC - Wells Fargo &
                 Co.)                                                              0.42           11/01/2046              4,000
      5,375    Hudson Yards Infrastructure Corp. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                                    0.56            2/15/2047              5,375
      2,585    Monroe County IDA (LOC - Manufacturers &
                 Traders Trust Co.)                                                0.46           12/01/2034              2,585
      2,900    MTA (LOC - BNP Paribas)                                             0.43           11/15/2045              2,900
      4,000    MTA (LOC - U.S. Bancorp)                                            0.39           11/15/2050              4,000
      3,300    New York City (LOC - Sumitomo Mitsui Banking
                 Corp.)                                                            0.40            9/01/2035              3,300
      1,600    New York City (LOC - Manufacturers & Traders
                 Trust Co.)                                                        0.44           12/01/2040              1,600
      3,000    New York City Health and Hospitals Corp.
                 (LOC - JP Morgan Chase & Co.)                                     0.42            2/15/2026              3,000
        765    New York City IDA (LOC - Toronto-Dominion
                 Bank)                                                             0.49           12/01/2027                765
      3,455    New York City IDA (LOC - JP Morgan Chase &
                 Co.)                                                              0.44           12/01/2034              3,455
        900    New York City IDA (LOC - Banco Santander SA)                        0.68            5/01/2036                900
      3,185    New York City IDA (LOC - Key Bank, N.A.)                            0.49            7/01/2038              3,185
      4,000    New York City Trust for Cultural Resources
                 (LOC - Citigroup, Inc.)                                           0.40            7/01/2033              4,000
      2,840    Onondaga County IDA (LOC - Manufacturers &
                 Traders Trust Co.)                                                0.46           12/01/2031              2,840
      1,000    Ontario County IDA (LOC - Royal Bank of
                 Scotland Group)                                                   0.56            3/01/2028              1,000
      1,880    Ontario County IDA (LOC - Key Bank, N.A.)                           0.48            7/01/2030              1,880
      2,665    Ramapo Housing Auth. (LOC - Manufacturers &
                 Traders Trust Co.)                                                0.51           12/01/2029              2,665
      2,495    Rensselaer County IDA (LOC - Citizens
                 Financial Group)                                                  0.58           10/30/2035              2,495
      5,885    Tompkins County IDA (LOC - Bank of America
                 Corp.)                                                            0.53            2/01/2037              5,885
      5,770    Triborough Bridge and Tunnel Auth.
                 (LOC - State Street Bank and Trust Co.)                           0.40            1/01/2032              5,770
      1,145    Westchester County IDA (LOC - JP Morgan
                 Chase & Co.)                                                      0.51           10/01/2028              1,145
                                                                                                                     ----------
                                                                                                                         80,675
                                                                                                                     ----------
               Total Variable-Rate Demand Notes (cost: $80,675)                                                          80,675
                                                                                                                     ----------

================================================================================

2  | USAA New York Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                           COUPON               FINAL               VALUE
(000)          SECURITY                                                            RATE            MATURITY               (000)
-------------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (3.6%)

               NEW YORK (3.6%)
$     3,000    New York City Municipal Water Finance Auth.
                 (cost: $3,000)                                                    0.45%          7/06/2016          $    3,000
                                                                                                                     ----------

               TOTAL INVESTMENTS (COST: $83,675)                                                                     $   83,675
                                                                                                                     ==========

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

ASSETS                                         LEVEL 1                LEVEL 2              LEVEL 3                        TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                   $        --        $           80,675      $          --    $               80,675
Fixed-Rate Instruments                                --                     3,000                 --                     3,000
-------------------------------------------------------------------------------------------------------------------------------
Total                                        $        --        $           83,675      $          --    $               83,675
-------------------------------------------------------------------------------------------------------------------------------

================================================================================

3  | USAA New York Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

4  | USAA New York Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $83,144,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market funds that will affect the manner in which money market funds are structured and operated. The amendments also will allow money market funds to impose liquidity fees and suspend redemptions temporarily (redemption gates), and will impose new requirements related to diversification, stress testing, and disclosure. Money market funds that qualify as "retail" (Retail MMFs) or "government" will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at a stable $1 net asset value per share as they do today. The Fund currently intends to qualify as a Retail MMF no later than October 14, 2016, and, in doing so, will have the ability to impose liquidity fees and redemption gates.

================================================================================

5   | USAA New York Money Market Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  6


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA BOND FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48502-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA       Economic Development Authority
IDA       Industrial Development Authority/Agency
MTA       Metropolitan Transportation Authority
PRE       Pre-refunded to a date prior to maturity

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G. or Northern Trust Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Federal National Mortgage Assn.

================================================================================

1  | USAA Virginia Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
June 30, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (90.8%)

              VIRGINIA (81.7%)
$     2,500   Albemarle County IDA                                   5.00%        1/01/2031             $    2,522
      1,000   Alexandria IDA                                         4.75         1/01/2036                  1,089
      2,000   Amherst IDA                                            5.00         9/01/2026                  1,944
      2,000   Amherst IDA                                            4.75         9/01/2030                  1,859
     15,000   Arlington County IDA                                   5.00         7/01/2031                 16,877
      2,615   Capital Region Airport Commission (INS) (PRE)          5.00         7/01/2031                  2,842
        700   Capital Region Airport Commission                      4.00         7/01/2036                    786
        750   Capital Region Airport Commission                      4.00         7/01/2038                    840
      5,000   Chesapeake Bay Bridge and Tunnel District              5.50         7/01/2025                  6,421
      6,520   Chesapeake, 4.75%, 7/15/2023                           4.65(a)      7/15/2032                  5,544
      3,000   Chesapeake, 4.88%, 7/15/2023                           4.88(a)      7/15/2040                  2,493
      5,000   College Building Auth.                                 5.00         6/01/2029                  5,002
      2,725   College Building Auth.                                 5.00         9/01/2031                  3,408
      5,615   College Building Auth.                                 5.00         9/01/2032                  6,993
      6,380   College Building Auth.                                 5.00         9/01/2033                  7,919
     10,000   College Building Auth.                                 5.00         3/01/2034                 11,332
      8,000   College Building Auth.                                 4.00         2/01/2035                  8,994
     11,710   College Building Auth.                                 5.00         6/01/2036                 11,712
      2,540   College Building Auth.                                 5.00         3/01/2041                  2,878
      7,100   Fairfax County EDA                                     5.00        10/01/2027                  7,382
      2,000   Fairfax County EDA                                     5.00        10/01/2029                  2,509
      2,000   Fairfax County EDA                                     5.00        10/01/2030                  2,515
      2,000   Fairfax County EDA                                     5.00        10/01/2031                  2,506
      1,500   Fairfax County EDA                                     5.00        10/01/2032                  1,872
      1,500   Fairfax County EDA                                     5.00        12/01/2032                  1,635
      2,200   Fairfax County EDA                                     5.00        10/01/2033                  2,736
      2,000   Fairfax County EDA                                     5.00        10/01/2034                  2,478
      5,750   Fairfax County EDA                                     4.88        10/01/2036                  5,806
      7,500   Fairfax County EDA                                     5.13        10/01/2037                  7,787
      2,800   Fairfax County EDA                                     5.00        12/01/2042                  3,023
      1,500   Fairfax County IDA (PRE)                               5.25         5/15/2026                  1,694
     14,000   Fairfax County IDA                                     5.00         5/15/2037                 16,615
      1,000   Fairfax County IDA                                     4.00         5/15/2042                  1,080
      6,900   Fairfax County IDA                                     4.00         5/15/2044                  7,578
      5,770   Farms of New Kent Community Dev. Auth.,
                acquired 9/08/2006-10/03/2007;
                cost $5,630 (b),(c)                                  5.45         3/01/2036                  1,443
      1,000   Fauquier County IDA (PRE)                              5.00        10/01/2027                  1,056
      8,825   Fauquier County IDA (PRE)                              5.25        10/01/2037                  9,344
      1,500   Greater Richmond Convention Center Auth.               5.00         6/15/2032                  1,859
      3,340   Hampton Roads Sanitation District (PRE)                5.00         4/01/2033                  3,598
      5,660   Hampton Roads Sanitation District (PRE)                5.00         4/01/2033                  6,097
      4,700   Hampton Roads Sanitation District                      5.00         8/01/2043                  5,913
      2,795   Hanover County EDA                                     4.50         7/01/2030                  2,972
      1,100   Hanover County EDA                                     4.50         7/01/2032                  1,163
      2,000   Hanover County EDA                                     5.00         7/01/2042                  2,152
      5,285   Hanover County IDA (INS)                               6.38         8/15/2018                  5,509
      2,000   Harrisonburg IDA (INS)                                 5.00         8/15/2031                  2,012
     10,000   Harrisonburg IDA (INS)                                 4.50         8/15/2039                 10,028
      1,200   Henrico County EDA                                     5.00         6/01/2024                  1,393

================================================================================

2  | USAA Virginia Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$       140   Henrico County EDA                                     4.25%        6/01/2026             $      154
      2,105   Henrico County EDA                                     5.00        11/01/2030                  2,500
      2,500   Henrico County EDA                                     4.00        10/01/2035                  2,607
      3,175   Housing Dev. Auth.                                     4.50        10/01/2036                  3,430
      5,000   Housing Dev. Auth.                                     4.80         7/01/2038                  5,576
      5,000   Housing Dev. Auth.                                     5.10        10/01/2038                  5,646
      4,480   Housing Dev. Auth.                                     4.60         9/01/2040                  4,732
      7,000   Housing Dev. Auth.                                     3.60         5/01/2046                  7,296
      1,539   Lewistown Commerce Center Community Dev. Auth.         6.05         3/01/2044                  1,512
        741   Lewistown Commerce Center Community Dev. Auth.         6.05         3/01/2044                    758
      2,401   Lewistown Commerce Center Community Dev. Auth.,
                acquired 10/12/2007; cost $2,402 (b)                 6.05         3/01/2054                    354
      5,000   Lexington IDA (PRE)                                    5.00        12/01/2036                  5,619
      2,000   Lexington IDA                                          5.00         1/01/2043                  2,358
      1,135   Loudoun County EDA                                     5.00        12/01/2031                  1,428
        800   Loudoun County EDA                                     5.00        12/01/2032                  1,002
        775   Loudoun County EDA                                     5.00        12/01/2033                    967
        805   Loudoun County EDA                                     5.00        12/01/2034                  1,001
      5,000   Lynchburg                                              4.00         6/01/2044                  5,597
      3,000   Lynchburg EDA                                          5.00         9/01/2043                  3,397
      3,532   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $2,926 (b),(d)                       5.63         9/01/2041                  2,890
      5,389   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $468 (b),(d)                         5.63(e)      9/01/2041                    758
      1,093   Marquis Community Dev. Auth., 7.50%,
                9/01/2021 (f)                                        7.50(a)      9/01/2045                    723
      5,000   Montgomery County EDA                                  5.00         6/01/2035                  5,681
      5,500   Montgomery County IDA (PRE)                            5.00         2/01/2029                  5,885
      4,200   Newport News EDA (PRE)                                 5.00         7/01/2031                  4,201
      1,045   Newport News EDA (PRE)                                 5.00         7/01/2031                  1,045
      1,000   Norfolk EDA                                            5.00        11/01/2030                  1,188
      3,500   Norfolk EDA                                            5.00        11/01/2043                  4,136
      1,300   Norfolk Redevelopment and Housing Auth.                5.50        11/01/2019                  1,306
      4,816   Peninsula Town Center Community Dev. Auth.             6.45         9/01/2037                  5,037
      3,000   Port Auth.                                             5.00         7/01/2030                  3,347
     10,000   Port Auth.                                             5.00         7/01/2040                 11,117
      1,000   Portsmouth                                             5.00         2/01/2033                  1,216
      2,815   Powhatan County EDA (INS) (PRE)                        5.00         3/15/2032                  2,903
      1,620   Prince William County (INS) (PRE)                      5.00         9/01/2024                  1,632
      3,370   Prince William County IDA                              4.88         1/01/2020                  3,388
      8,000   Prince William County IDA                              5.13         1/01/2026                  8,036
      1,705   Prince William County IDA (g)                          5.50         9/01/2031                  2,028
      2,000   Prince William County IDA                              5.50         9/01/2031                  2,383
      1,000   Prince William County IDA (g)                          5.50         9/01/2034                  1,189
     10,000   Prince William County IDA                              5.00        11/01/2046                 11,497
     10,000   Public School Auth.                                    5.00         8/01/2024                 12,819
      4,000   Radford IDA (NBGA)                                     3.50         9/15/2029                  4,279
      5,310   Rappahannock Regional Jail Auth. (INS) (PRE)           4.75        12/01/2031                  5,405
      2,340   Rappahannock Regional Jail Auth.                       5.00        10/01/2034                  2,919
      1,165   Rappahannock Regional Jail Auth.                       5.00        10/01/2035                  1,449
      6,280   Rappahannock Regional Jail Auth. (INS) (PRE)           4.50        12/01/2036                  6,386
      1,030   Resources Auth.                                        5.00        11/01/2032                  1,279
      2,000   Resources Auth.                                        4.38        11/01/2036                  2,022
      1,435   Resources Auth.                                        5.00        11/01/2040                  1,654
      7,310   Resources Auth.                                        4.00        11/01/2041                  8,034
      2,500   Richmond Public Utility (INS)                          4.50         1/15/2033                  2,552
      2,000   Richmond Public Utility                                5.00         1/15/2035                  2,202
      6,000   Richmond Public Utility                                5.00         1/15/2038                  7,200
      4,500   Richmond Public Utility                                5.00         1/15/2040                  4,954
      5,120   Roanoke County EDA (INS) (PRE)                         5.00        10/15/2027                  5,629
      2,850   Roanoke County EDA (INS) (PRE)                         5.00        10/15/2032                  3,133

================================================================================

3  | USAA Virginia Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,150   Roanoke County EDA                                     5.00%        7/01/2033             $    1,296
      4,285   Roanoke County EDA (INS) (PRE)                         5.13        10/15/2037                  4,723
        110   Roanoke County EDA (INS) (PRE)                         5.00         7/01/2038                    128
      6,890   Roanoke County EDA (INS)                               5.00         7/01/2038                  7,715
        420   Small Business Financing Auth.                         5.00         4/01/2025                    474
        185   Small Business Financing Auth.                         5.25         4/01/2026                    209
      1,500   Small Business Financing Auth.                         5.25         9/01/2027                  1,565
        855   Small Business Financing Auth.                         5.50         4/01/2028                    979
        750   Small Business Financing Auth.                         5.50         4/01/2033                    857
     15,000   Small Business Financing Auth.                         5.25         9/01/2037                 15,595
     11,945   Small Business Financing Auth.                         5.00        11/01/2040                 13,608
      1,645   Stafford County and City of Stauton IDA (INS)
                (PRE)                                                5.25         8/01/2031                  1,652
      5,755   Stafford County and City of Stauton IDA (INS)
                (PRE)                                                5.25         8/01/2031                  5,779
     13,470   Stafford County and City of Stauton IDA (PRE)          5.25         8/01/2036                 13,525
      2,685   Stafford County and City of Stauton IDA (INS)          5.25         8/01/2036                  2,694
      2,700   Stafford County EDA                                    5.00         6/15/2036                  3,282
      3,995   Stafford County EDA                                    4.00         6/15/2037                  4,346
     10,000   Tobacco Settlement Financing Corp.                     5.00         6/01/2047                  9,775
      6,315   Univ. Health System Auth.                              4.75         7/01/2036                  7,087
      3,000   Univ. Health System Auth.                              4.75         7/01/2041                  3,360
      4,405   Univ. of Virginia                                      5.00         6/01/2037                  5,379
      5,000   Univ. of Virginia                                      4.00         4/01/2045                  5,747
      5,000   Upper Occoquan Sewage Auth.                            4.00         7/01/2039                  5,753
      5,000   Upper Occoquan Sewage Auth. (PRE)                      5.00         7/01/2041                  5,223
      1,795   Virginia Beach Dev. Auth.                              5.00         5/01/2029                  2,231
      2,165   Washington County IDA (PRE)                            5.25         8/01/2030                  2,549
      2,160   Washington County IDA (PRE)                            5.50         8/01/2040                  2,565
      2,645   Watkins Centre Community Dev. Auth.                    5.40         3/01/2020                  2,651
      2,000   West Virginia Regional Jail Auth. (h)                  5.00        12/01/2038                  2,479
      3,250   Winchester EDA                                         5.00         1/01/2044                  3,917
      3,250   Winchester EDA                                         5.00         1/01/2044                  3,823
      3,000   Winchester IDA (PRE)                                   5.63         1/01/2044                  3,366
                                                                                                        ----------
                                                                                                           576,978
                                                                                                        ----------
              DISTRICT OF COLUMBIA (5.4%)
      2,825   Metropolitan Washington Airports Auth.                 5.00        10/01/2029                  3,149
     12,465   Metropolitan Washington Airports Auth.                 5.00        10/01/2030                 13,592
      5,500   Metropolitan Washington Airports Auth. (INS)           5.32(e)     10/01/2030                  3,504
     11,230   Metropolitan Washington Airports Auth.                 5.00        10/01/2039                 12,516
      4,000   Metropolitan Washington Airports Auth.                 5.00        10/01/2053                  4,507
      1,000   Washington MTA                                         5.13         7/01/2032                  1,114
                                                                                                        ----------
                                                                                                            38,382
                                                                                                        ----------
              PUERTO RICO (0.9%)
      6,180   Public Improvement (PRE)                               5.25         7/01/2032                  6,181
                                                                                                        ----------
              GUAM (2.5%)
      2,000   Government Business Privilege Tax                      5.00        11/15/2039                  2,386
      1,500   Government Business Privilege Tax                      5.00         1/01/2042                  1,695
      1,255   International Airport Auth. (INS)                      5.75        10/01/2043                  1,575
        500   Power Auth.                                            5.00        10/01/2031                    589
      1,000   Power Auth.                                            5.00        10/01/2034                  1,130
        750   Power Auth. (INS)                                      5.00        10/01/2039                    906
      1,000   Power Auth. (INS)                                      5.00        10/01/2044                  1,203
      2,850   Waterworks Auth.                                       5.00         7/01/2035                  3,339
      4,000   Waterworks Auth.                                       5.50         7/01/2043                  4,801
                                                                                                        ----------
                                                                                                            17,624
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              U.S. VIRGIN ISLANDS (0.3%)
$     2,000   Public Finance Auth.                                   5.00%       10/01/2032             $    2,210
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $601,745)                                                641,375
                                                                                                        ----------

              PUT BONDS (1.2%)

              VIRGINIA (1.2%)
      5,000   Wise County IDA                                        2.15        10/01/2040                  5,196
      3,000   York County EDA                                        1.88         5/01/2033                  3,071
                                                                                                        ----------
                                                                                                             8,267
                                                                                                        ----------
              Total Put Bonds (cost: $8,000)                                                                 8,267
                                                                                                        ----------
              VARIABLE-RATE DEMAND NOTES (7.2%)

              VIRGINIA (6.4%)
      8,100   Fairfax County EDA (LIQ)                               0.44        12/01/2033                  8,100
      2,200   Fairfax County EDA (LIQ)                               0.46        12/01/2033                  2,200
     14,500   Loudoun County IDA                                     0.41         2/15/2038                 14,500
     12,600   Lynchburg IDA (LOC - Federal Home Loan Bank
                of Atlanta)                                          0.43         1/01/2028                 12,600
      2,800   Madison County IDA (LOC - SunTrust Bank)               0.44        10/01/2037                  2,800
      4,800   Small Business Financing Auth. (LOC - Bank of
                America Corp.)                                       0.42         7/01/2030                  4,800
                                                                                                        ----------
                                                                                                            45,000
                                                                                                        ----------
              PUERTO RICO (0.8%)
      5,960   Sales Tax Financing Corp. (LIQ)
                (LOC - Deutsche Bank A.G.) (f)                       0.95         8/01/2054                  5,960
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $50,960)                                              50,960
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $660,705)                                                        $  700,602
                                                                                                        ==========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------

ASSETS                                  LEVEL 1               LEVEL 2               LEVEL 3                  TOTAL
------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                $       --          $     639,932          $       1,443         $   641,375
Put Bonds                                     --                  8,267                     --               8,267
Variable-Rate Demand Notes                    --                 50,960                     --              50,960
------------------------------------------------------------------------------------------------------------------
Total                                 $       --          $     699,159          $       1,443         $   700,602
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

5  | USAA Virginia Bond Fund

================================================================================

-------------------------------------------------------------------------------------------
                           RECONCILIATION OF LEVEL 3 INVESTMENTS
-------------------------------------------------------------------------------------------

                                                                     FIXED-RATE INSTRUMENTS
-------------------------------------------------------------------------------------------
Balance as of March 31, 2016                                                         $1,443
Purchases                                                                                 -
Sales                                                                                     -
Transfers into Level 3                                                                    -
Transfers out of Level 3                                                                  -
Net realized gain (loss) on investments                                                   -
Change in net unrealized appreciation/(depreciation) of investments                       -
-------------------------------------------------------------------------------------------
Balance as of June 30, 2016                                                          $1,443
-------------------------------------------------------------------------------------------

For the period of April 1, 2016, through June 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the

================================================================================

7  | USAA Virginia Bond Fund

================================================================================

extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value being derived based upon the use of inputs such as real property appraisals. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2016, were $46,577,000 and $6,680,000, respectively, resulting in net unrealized appreciation of $39,897,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $706,336,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2016, was $5,445,000, which represented 0.8% of the Fund's net assets.
(c) At June 30, 2016, the issuer was in default with respect to interest and/or principal payments.
(d) Restricted security that is not registered under the Securities Act of 1933.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(g) At June 30, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h) At June 30, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $2,479,000, of which all were when-issued securities.

================================================================================

9  | USAA Virginia Bond Fund


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2016

                                                                      (Form N-Q)

48503-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA    Economic Development Authority
IDA    Industrial Development Authority/Agency

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: JP Morgan Chase & Co., Royal Bank of Canada, or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA Virginia Money Market Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
June 30, 2016 (unaudited)

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (87.9%)

              VIRGINIA (77.4%)
$     2,300   Albemarle County IDA (LOC - Wells Fargo & Co.)         0.40%       10/01/2022             $    2,300
      1,630   Alexandria IDA (LOC - Bank of America Corp.)           0.53         7/01/2026                  1,630
      2,860   Alexandria IDA (LOC - SunTrust Bank)                   0.50         8/01/2036                  2,860
      6,825   College Building Auth. (LIQ) (a)                       0.44         2/01/2021                  6,825
      8,420   College Building Auth. (LIQ) (a)                       0.44         9/01/2028                  8,420
      1,400   Fairfax County EDA (LOC - SunTrust Bank)               0.48         6/01/2037                  1,400
      7,000   Fairfax County IDA                                     0.45         5/15/2042                  7,000
      6,955   Fauquier County IDA (LOC - PNC Financial
                Services Group)                                      0.42         4/01/2038                  6,955
      8,000   Hampton Roads Sanitation District                      0.40         8/01/2046                  8,000
      4,205   Hanover County EDA (LOC - U.S. Bancorp, Inc.)          0.40        11/01/2025                  4,205
      8,870   Hanover County EDA (LOC - Bank of New York
                Mellon Corp.)                                        0.42        11/01/2025                  8,870
      7,820   Lexington IDA                                          0.40         1/01/2035                  7,820
     11,800   Loudoun County IDA                                     0.40         2/15/2038                 11,800
      3,700   Loudoun County IDA (LOC - PNC Financial
                Services Group)                                      0.42         3/01/2038                  3,700
      7,595   Lynchburg IDA (LOC - Federal Home Loan Bank
                of Atlanta)                                          0.43         1/01/2028                  7,595
      5,000   Madison County IDA (LOC - SunTrust Bank)               0.44        10/01/2037                  5,000
      8,000   Norfolk EDA                                            0.41        11/01/2034                  8,000
      4,890   Norfolk Redevelopment and Housing Auth.
                (LOC - Bank of America Corp.)                        0.48         7/01/2034                  4,890
      7,420   Peninsula Ports Auth. (LOC - U.S. Bancorp, Inc.)       0.39         7/01/2016                  7,420
      2,640   Roanoke County EDA (LOC - BB&T Corp.)                  0.46        10/01/2028                  2,640
      2,495   Stafford County EDA (LIQ) (a)                          0.49         4/01/2017                  2,495
        910   Stafford County IDA (LOC - U.S. Bancorp, Inc.)         0.43         5/01/2049                    910
      6,775   Transportation Board (LIQ) (a)                         0.43         5/15/2020                  6,775
      2,700   Univ. of Virginia (LIQ) (a)                            0.44        12/01/2017                  2,700
      2,000   Virginia Beach (LIQ) (a)                               0.44         4/01/2017                  2,000
                                                                                                        ----------
                                                                                                           132,210
                                                                                                        ----------
              DISTRICT OF COLUMBIA (10.5%)
      8,055   Metropolitan Washington Airports Auth.
                (LOC - Toronto-Dominion Bank)                        0.40        10/01/2039                  8,055
      9,800   Metropolitan Washington Airports Auth.
                (LOC - Sumitomo Mitsui Banking Corp.)                0.42        10/01/2039                  9,800
                                                                                                        ----------
                                                                                                            17,855
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $150,065)                                            150,065
                                                                                                        ----------

================================================================================

2  | USAA Virginia Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (12.3%)

              VIRGINIA (12.3%)
$    16,000   Stafford County & Staunton IDA (LOC - Bank of
                America Corp.) (cost: $16,000)                       0.42%       7/01/2016              $   16,000
      5,000   Virginia St Public Sch Auth (cost: $5,021)             5.25        8/01/2016                   5,021
                                                                                                        ----------
                                                                                                            21,021
              Total Fixed-Rate Instruments                                                                  21,021
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $171,086)                                                        $  171,086
                                                                                                        ==========

($ IN 000s)                                                           VALUATION HIERARCHY
                                                                      -------------------

ASSETS                                                 LEVEL 1               LEVEL 2           LEVEL 3                   TOTAL
------------------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                         $           --        $     150,065       $        --      $        150,065
Fixed-Rate Instruments                                         --               21,021                --                21,021
------------------------------------------------------------------------------------------------------------------------------
Total                                              $           --        $     171,086       $        --      $        171,086
------------------------------------------------------------------------------------------------------------------------------

================================================================================

3  | USAA Virginia Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

4  | USAA Virginia Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $170,722,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market funds that will affect the manner in which money market funds are structured and operated. The amendments also will allow money market funds to impose liquidity fees and suspend redemptions temporarily (redemption gates), and will impose new requirements related to diversification, stress testing, and disclosure. Money market funds that qualify as "retail" (Retail MMFs) or "government" will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at a stable $1 net asset value per share as they do today. The Fund currently intends to qualify as a Retail MMF no later than October 14, 2016, and, in doing so, will have the ability to impose liquidity fees and redemption gates.

================================================================================

5  | USAA Virginia Money Market Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  6


------------------------------------------------------------------------

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TARGET MANAGED ALLOCATION FUND
JUNE 30, 2016

                                                                      (Form N-Q)

98355-0816                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET MANAGED ALLOCATION FUND
June 30, 2016 (unaudited)

                                                                                                                  MARKET
NUMBER                                                                                                             VALUE
OF SHARES     SECURITY                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.8%)

              EXCHANGE-TRADED FUNDS (99.8%)

              COMMODITY-RELATED EXCHANGE-TRADED FUNDS (9.2%)
    208,020   First Trust Global Tactical Commodity Strategy Fund*                                          $      4,503
  1,257,000   PowerShares DB Commodity Index Tracking Fund*                                                       19,295
    345,540   United States Commodity Index Fund*                                                                 14,924
                                                                                                            ------------
              Total Commodity-Related Exchange-Traded Funds                                                       38,722
                                                                                                            ------------

              DOMESTIC EXCHANGE-TRADED FUNDS (37.7%)
     77,700   SPDR S&P Oil & Gas Exploration & Production ETF                                                      2,705
     16,100   VanEck Vectors Oil Services ETF                                                                        471
  1,057,030   Vanguard Mid-Cap ETF                                                                               130,680
    273,710   Vanguard REIT ETF                                                                                   24,270
                                                                                                            ------------
              Total Domestic Exchange-Traded Funds                                                               158,126
                                                                                                            ------------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (30.9%)
    215,690   iShares 20+ Year Treasury Bond ETF                                                                  29,959
    546,770   iShares 7-10 Year Treasury Bond ETF                                                                 61,769
    354,720   iShares iBoxx USD High Yield Corporate Bond ETF                                                     30,041
     94,560   Vanguard Total Bond Market ETF                                                                       7,972
                                                                                                            ------------
              Total Fixed-Income Exchange-Traded Funds                                                           129,741
                                                                                                            ------------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (22.0%)
    168,260   iShares MSCI Emerging Markets Minimum Volatility ETF                                                 8,680
    334,520   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                           11,558
  1,823,080   PowerShares FTSE RAFI Emerging Markets Portfolio                                                    29,625
    391,720   Vanguard FTSE Developed Markets ETF                                                                 13,851
    361,260   Vanguard FTSE Emerging Markets ETF                                                                  12,724
    405,750   WisdomTree Japan Hedged Equity Fund                                                                 15,735
                                                                                                            ------------
              Total International Exchange-Traded Funds                                                           92,173
                                                                                                            ------------
              Total Exchange-Traded Funds                                                                        418,762
                                                                                                            ------------
              Total Equity Securities (cost: $403,609)                                                           418,762
                                                                                                            ------------
              MONEY MARKET INSTRUMENTS (0.1%)

              MONEY MARKET FUNDS (0.1%)
    342,120   State Street Institutional Liquid Reserves Fund Premier Class, 0.47% (a)(cost: $342)                   342
                                                                                                            ------------

              TOTAL INVESTMENTS (COST: $403,951)                                                            $    419,104
                                                                                                            ============

================================================================================

1  | USAA Target Managed Allocation Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

ASSETS                                               LEVEL 1          LEVEL 2             LEVEL 3                  TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds:
    Commodity-Related Exchange-Traded
    Funds                                           $ 38,722              $--                 $--               $ 38,722
    Domestic Exchange-Traded Funds                   158,126               --                  --                158,126
    Fixed-Income Exchange-Traded Funds               129,741               --                  --                129,741
    International Exchange-Traded Funds               92,173               --                  --                 92,173
Money Market Instruments:
  Money Market Funds                                     342               --                  --                    342
------------------------------------------------------------------------------------------------------------------------
Total                                               $419,104              $--                 $--               $419,104
------------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2016, through June 30, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Target Managed Allocation Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

================================================================================

3  | USAA Target Managed Allocation Fund

================================================================================

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on events that occur on a fairly regular basis (such as U.S. market movements) are significant and are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

                                          Notes to Portfolio of Investments |  4

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of June 30, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of June 30, 2016, were $16,475,000 and $1,322,000, respectively, resulting in net unrealized appreciation of $15,153,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $419,417,000 at June 30, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.0% of net assets at June 30, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT     Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at June 30, 2016.
*     Non-income-producing security.

================================================================================

5  | USAA Target Managed Allocation Fund


------------------------------------------------------------------------



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2016

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/26/2016
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/26/2016
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/26/2016
         ------------------------------